UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2006 - September 30, 3007

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (68.6%)

U.S. Government Securities (45.3%)
U.S. Treasury Bond	3.625%	5/15/13	325	315
U.S. Treasury Bond	13.250%	5/15/14	35,000	39,927
U.S. Treasury Note	3.750%	5/15/08	1,875	1,870
U.S. Treasury Note	5.125%	6/30/08	83,245	83,818
U.S. Treasury Note	4.125%	8/15/08	62,300	62,290
U.S. Treasury Note	4.875%	8/31/08	52,005	52,330
U.S. Treasury Note	3.125%	9/15/08	3,475	3,444
U.S. Treasury Note	4.625%	9/30/08	32,355	32,522
U.S. Treasury Note	3.125%	10/15/08	35,275	34,950
U.S. Treasury Note	4.875%	10/31/08	128,450	129,534
U.S. Treasury Note	3.375%	11/15/08	22,750	22,594
U.S. Treasury Note	4.375%	11/15/08	1,425	1,430
U.S. Treasury Note	4.750%	12/31/08	125,175	126,250
U.S. Treasury Note	3.250%	1/15/09	8,500	8,424
U.S. Treasury Note	4.875%	1/31/09	68,600	69,361
U.S. Treasury Note	4.500%	2/15/09	121,125	121,920
U.S. Treasury Note	4.750%	2/28/09	3,425	3,460
U.S. Treasury Note	4.500%	3/31/09	30,200	30,422
U.S. Treasury Note	3.125%	4/15/09	46,515	45,934
U.S. Treasury Note	3.875%	5/15/09	63,128	63,030
U.S. Treasury Note	4.875%	5/15/09	25,060	25,416
U.S. Treasury Note	4.875%	5/31/09	50,000	50,719
U.S. Treasury Note	4.000%	6/15/09	7,070	7,072
U.S. Treasury Note	4.875%	6/30/09	24,425	24,787
U.S. Treasury Note	3.625%	7/15/09	81,535	81,051
U.S. Treasury Note	3.500%	8/15/09	6,230	6,176
U.S. Treasury Note	4.875%	8/15/09	2,825	2,870
U.S. Treasury Note	6.000%	8/15/09	9,140	9,470
U.S. Treasury Note	3.375%	10/15/09	56,640	55,976
U.S. Treasury Note	3.500%	11/15/09	1,325	1,312
U.S. Treasury Note	3.500%	12/15/09	58,875	58,268
U.S. Treasury Note	3.500%	2/15/10	17,300	17,097
U.S. Treasury Note	6.500%	2/15/10	62,250	65,732
U.S. Treasury Note	4.000%	3/15/10	169,425	169,452
U.S. Treasury Note	4.000%	4/15/10	94,840	94,825
U.S. Treasury Note	3.875%	5/15/10	285	284
U.S. Treasury Note	4.500%	5/15/10	1,075	1,088
U.S. Treasury Note	3.625%	6/15/10	755	748
U.S. Treasury Note	4.125%	8/15/10	71,385	71,597
U.S. Treasury Note	3.875%	9/15/10	7,550	7,518
U.S. Treasury Note	4.250%	10/15/10	76,425	76,879
U.S. Treasury Note	4.500%	11/15/10	300	304
U.S. Treasury Note	4.500%	2/28/11	48,675	49,336
U.S. Treasury Note	4.750%	3/31/11	2,400	2,452
U.S. Treasury Note	4.875%	4/30/11	186,380	191,185
U.S. Treasury Note	4.875%	5/31/11	7,050	7,234
U.S. Treasury Note	5.125%	6/30/11	46,015	47,611
U.S. Treasury Note	4.875%	7/31/11	700	718
U.S. Treasury Note	4.500%	9/30/11	78,370	79,386
U.S. Treasury Note	4.625%	10/31/11	91,075	92,654
U.S. Treasury Note	4.500%	11/30/11	26,625	26,958
U.S. Treasury Note	4.625%	12/31/11	500	508
U.S. Treasury Note	4.750%	1/31/12	119,330	122,034
U.S. Treasury Note	4.625%	2/29/12	38,560	39,235
U.S. Treasury Note	4.500%	3/31/12	74,625	75,511
U.S. Treasury Note	4.500%	4/30/12	95,495	96,644
U.S. Treasury Note	4.750%	5/31/12	50,050	51,168
U.S. Treasury Note	4.875%	6/30/12	11,675	11,996
U.S. Treasury Note	4.625%	7/31/12	97,750	99,400
U.S. Treasury Note	4.125%	8/31/12	15,090	15,022
U.S. Treasury Note	3.875%	2/15/13	225	221
U.S. Treasury Note	4.250%	8/15/13	10,900	10,885
U.S. Treasury Note	4.250%	11/15/13	150	150

				2,782,774

Agency Bonds and Notes (23.3%)
1 Federal Farm Credit Bank	4.125%	4/15/09	16,625	16,542
1 Federal Farm Credit Bank	5.250%	8/3/09	14,775	14,966
1 Federal Farm Credit Bank	5.000%	10/23/09	3,000	3,042
1 Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,382
1 Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,172
1 Federal Farm Credit Bank	4.500%	10/17/12	1,200	1,194
1 Federal Home Loan Bank	3.625%	11/14/08	40,000	39,622
1 Federal Home Loan Bank	4.625%	11/21/08	30,000	30,041
1 Federal Home Loan Bank	5.000%	2/20/09	59,300	59,695
1 Federal Home Loan Bank	3.000%	4/15/09	36,100	35,366
1 Federal Home Loan Bank	4.750%	4/24/09	45,000	45,244
1 Federal Home Loan Bank	5.375%	7/17/09	53,600	54,511
1 Federal Home Loan Bank	5.250%	8/5/09	12,775	12,961
1 Federal Home Loan Bank	5.000%	9/18/09	35,000	35,407
1 Federal Home Loan Bank	5.000%	12/11/09	4,625	4,673
1 Federal Home Loan Bank	3.875%	1/15/10	48,375	47,830
1 Federal Home Loan Bank	4.375%	3/17/10	22,025	22,025
1 Federal Home Loan Bank	4.875%	5/14/10	4,600	4,655
1 Federal Home Loan Bank	5.250%	6/11/10	5,450	5,554
1 Federal Home Loan Bank	4.500%	6/22/10	10,000	10,003
1 Federal Home Loan Bank	5.375%	8/19/11	8,250	8,514
1 Federal Home Loan Bank	4.875%	11/18/11	37,100	37,382
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/08	37,450	37,686
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/08	12,400	12,418
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/09	50,800	51,106
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/09	10,000	10,186
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/09	50,900	51,570
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/09	60,000	60,513
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/09	41,250	42,954
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/10	44,100	43,808
1 Federal Home Loan Mortgage Corp.	5.125%	8/23/10	20,000	20,356
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	12,117
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/11	5,000	5,190
1 Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	26,588
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,155
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	23,123
1 Federal Home Loan Mortgage Corp.	4.750%	3/5/12	15,000	15,077
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	20,000	20,758
1 Federal National Mortgage Assn.	4.500%	10/15/08	33,725	33,726
1 Federal National Mortgage Assn.	3.375%	12/15/08	26,325	25,981
1 Federal National Mortgage Assn.	5.250%	1/15/09	25,375	25,642
1 Federal National Mortgage Assn.	3.250%	2/15/09	7,500	7,387
1 Federal National Mortgage Assn.	4.875%	4/15/09	3,000	3,022
1 Federal National Mortgage Assn.	4.250%	5/15/09	25,000	24,951
1 Federal National Mortgage Assn.	6.375%	6/15/09	28,500	29,429
1 Federal National Mortgage Assn.	5.125%	7/13/09	12,000	12,127
1 Federal National Mortgage Assn.	6.625%	9/15/09	56,000	58,325
1 Federal National Mortgage Assn.	7.250%	1/15/10	60,250	63,937
1 Federal National Mortgage Assn.	3.875%	2/15/10	55,250	54,619
1 Federal National Mortgage Assn.	4.375%	9/13/10	25,000	24,934
1 Federal National Mortgage Assn.	6.625%	11/15/10	33,850	36,005
1 Federal National Mortgage Assn.	4.500%	2/15/11	13,550	13,571
1 Federal National Mortgage Assn.	5.125%	4/15/11	16,000	16,351
1 Federal National Mortgage Assn.	6.000%	5/15/11	42,500	44,653
1 Federal National Mortgage Assn.	6.125%	3/15/12	100	106
1 Federal National Mortgage Assn.	4.875%	5/18/12	4,300	4,345
1 Tennessee Valley Auth.	5.375%	11/13/08	11,003	11,107

				1,430,604

Total U.S. Government and Agency Obligations
(Cost $4,171,693)				4,213,378

Corporate Bonds (25.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2 BA Covered Bond Issuer	5.500%	6/14/12	5,400	5,530
3 Countrywide Home Loans	4.050%	5/25/33	566	556
3 DaimlerChrysler Auto Trust	5.330%	8/8/10	5,242	5,236
3 Honda Auto Receivables Owner Trust	5.300%	7/21/10	7,850	7,839
3 Salomon Brothers Mortgage Securities VII	4.116%	9/25/33	3,906	3,856
3 USAA Auto Owner Trust	5.360%	2/15/11	7,850	7,853
3 Wachovia Auto Owner Trust	4.790%	4/20/10	3,854	3,842

				34,712

Finance (12.1%)
Banking (5.1%)
Associates Corp. of North America	6.250%	11/1/08	5,500	5,587
Bank of America Corp.	3.375%	2/17/09	750	734
Bank of America Corp.	4.500%	8/1/10	9,650	9,587
Bank of America Corp.	4.250%	10/1/10	3,350	3,291
Bank of America Corp.	4.375%	12/1/10	5,975	5,889
Bank of America Corp.	5.375%	8/15/11	7,350	7,405
Bank of America Corp.	6.250%	4/15/12	1,500	1,565
Bank of New York Co., Inc.	4.950%	1/14/11	2,825	2,794
Bank of New York Co., Inc.	6.375%	4/1/12	1,000	1,036
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	5,250	5,602
Bank One Corp.	6.000%	2/17/09	5,000	5,067
Bank One Corp.	5.900%	11/15/11	1,500	1,528
Barclays Bank PLC	5.450%	9/12/12	3,925	3,949
BB&T Corp.	6.500%	8/1/11	2,750	2,861
Charter One Bank N.A.	5.500%	4/26/11	1,850	1,866
Citicorp	6.375%	11/15/08	4,475	4,545
Citigroup, Inc.	3.625%	2/9/09	1,825	1,796
Citigroup, Inc.	4.250%	7/29/09	6,245	6,169
Citigroup, Inc.	4.625%	8/3/10	6,275	6,235
Citigroup, Inc.	6.500%	1/18/11	9,000	9,399
Citigroup, Inc.	5.100%	9/29/11	5,405	5,392
Citigroup, Inc.	5.250%	2/27/12	1,600	1,601
Citigroup, Inc.	5.500%	8/27/12	3,500	3,553
Citigroup, Inc.	5.625%	8/27/12	3,500	3,544
Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,500	3,456
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	3,000	2,991
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	925
Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,153
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	4,500	4,644
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	9,500	9,965
Depfa Bank	3.625%	10/29/08	2,000	1,977
Deutsche Bank Financial, Inc.	7.500%	4/25/09	1,500	1,561
Fifth Third Bank	4.200%	2/23/10	1,000	983
FirstStar Bank	7.125%	12/1/09	2,000	2,080
HSBC Bank USA	3.875%	9/15/09	6,000	5,890
J.P. Morgan, Inc.	6.000%	1/15/09	1,625	1,643
JPMorgan Chase & Co.	3.500%	3/15/09	5,600	5,492
JPMorgan Chase&Co.	6.750%	2/1/11	8,850	9,228
JPMorgan Chase&Co.	5.600%	6/1/11	8,800	8,925
JPMorgan Chase&Co.	6.625%	3/15/12	2,500	2,617
Key Bank NA	7.000%	2/1/11	975	1,017
Key Bank NA	5.500%	9/17/12	225	224
KeyCorp	4.700%	5/21/09	2,000	1,993
Marshall&Ilsley Corp.	4.375%	8/1/09	4,350	4,303
MBNA America Bank NA	4.625%	8/3/09	2,250	2,238
MBNA America Bank NA	6.625%	6/15/12	1,000	1,053
MBNA Corp.	7.500%	3/15/12	2,400	2,607
Mellon Financial Co.	6.375%	2/15/10	1,000	1,031
Mellon Funding Corp.	3.250%	4/1/09	3,000	2,928
National Australia Bank	8.600%	5/19/10	2,000	2,173
National City Bank	4.150%	8/1/09	2,550	2,504
National City Bank	4.500%	3/15/10	600	592
National City Bank	6.250%	3/15/11	1,500	1,537
National Westminster Bank PLC	7.375%	10/1/09	4,000	4,178
2 Nationwide Building Society	5.500%	7/18/12	2,700	2,774
PNC Funding Corp.	7.500%	11/1/09	1,875	1,957
PNC Funding Corp.	5.125%	12/14/10	1,025	1,021
Regions Financial Corp.	4.375%	12/1/10	500	486
Regions Financial Corp.	7.000%	3/1/11	1,500	1,582
Regions Financial Corp.	6.375%	5/15/12	1,550	1,596
Republic New York Corp.	7.750%	5/15/09	2,400	2,497
Royal Bank of Canada	3.875%	5/4/09	250	246
Royal Bank of Canada	4.125%	1/26/10	5,400	5,284
Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,543
Santander Central Hispano Issuances	7.625%	11/3/09	5,000	5,284
Santander Central Hispano Issuances	7.625%	9/14/10	1,650	1,760
Sanwa Bank Ltd.	8.350%	7/15/09	3,000	3,186
Sanwa Bank Ltd.	7.400%	6/15/11	3,825	4,137
Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,603
Sumitomo Bank International Finance NV	8.500%	6/15/09	6,025	6,394
SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,660
2,3 Unicredit Luxembourg Finance	5.584%	1/13/17	500	526
US Bank NA	6.375%	8/1/11	7,200	7,495
Wachovia Corp.	3.625%	2/17/09	11,025	10,842
Wachovia Corp.	4.375%	6/1/10	1,775	1,754
Wachovia Corp.	7.800%	8/18/10	2,000	2,137
Wachovia Corp.	5.300%	10/15/11	4,475	4,501
Washington Mutual Bank	6.875%	6/15/11	1,975	2,043
Washington Mutual, Inc.	4.000%	1/15/09	6,000	5,875
Washington Mutual, Inc.	4.200%	1/15/10	400	385
Washington Mutual, Inc.	8.250%	4/1/10	1,500	1,561
Wells Fargo&Co.	3.125%	4/1/09	8,720	8,481
Wells Fargo&Co.	4.200%	1/15/10	13,180	12,983
Wells Fargo&Co.	4.875%	1/12/11	4,325	4,296
Wells Fargo&Co.	6.375%	8/1/11	1,500	1,559
Wells Fargo&Co.	5.300%	8/26/11	2,625	2,639
World Savings Bank, FSB	4.125%	12/15/09	1,150	1,132
Brokerage (2.3%)
Ameriprise Financial Inc.	5.350%	11/15/10	2,150	2,160
Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,040
Bear Stearns Co., Inc.	4.550%	6/23/10	3,975	3,882
Bear Stearns Co., Inc.	4.500%	10/28/10	6,900	6,727
Bear Stearns Co., Inc.	5.500%	8/15/11	3,500	3,468
Bear Stearns Co., Inc.	5.350%	2/1/12	4,050	3,968
Goldman Sachs Group, Inc.	3.875%	1/15/09	3,325	3,280
Goldman Sachs Group, Inc.	6.650%	5/15/09	5,300	5,439
Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,571
Goldman Sachs Group, Inc.	4.500%	6/15/10	8,165	8,077
Goldman Sachs Group, Inc.	5.000%	1/15/11	800	795
Goldman Sachs Group, Inc.	6.875%	1/15/11	875	916
Goldman Sachs Group, Inc.	6.600%	1/15/12	8,300	8,718
Goldman Sachs Group, Inc.	5.250%	10/15/13	2,425	2,369
Janus Capital Group	5.875%	9/15/11	850	854
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	2,200	2,149
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	5,700	5,547
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	725	708
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	2,850	2,786
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	2,000	2,132
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	3,150	3,100
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	3,650	3,788
Lehman Brothers Holdings, Inc.	5.250%	2/6/12	1,025	1,008
Lehman Brothers Holdings, Inc.	6.000%	7/19/12	2,225	2,261
Merrill Lynch&Co., Inc.	4.831%	10/27/08	1,000	992
Merrill Lynch&Co., Inc.	4.125%	1/15/09	2,875	2,842
Merrill Lynch&Co., Inc.	6.000%	2/17/09	3,650	3,689
Merrill Lynch&Co., Inc.	4.250%	2/8/10	3,950	3,877
Merrill Lynch&Co., Inc.	4.790%	8/4/10	2,105	2,089
Merrill Lynch&Co., Inc.	4.500%	11/4/10	5,500	5,415
Merrill Lynch&Co., Inc.	5.770%	7/25/11	3,375	3,436
Merrill Lynch&Co., Inc.	6.050%	8/15/12	6,000	6,157
Morgan Stanley Dean Witter	3.875%	1/15/09	5,025	4,957
Morgan Stanley Dean Witter	4.000%	1/15/10	2,250	2,200
Morgan Stanley Dean Witter	4.250%	5/15/10	6,975	6,840
Morgan Stanley Dean Witter	6.750%	4/15/11	5,450	5,713
Morgan Stanley Dean Witter	5.625%	1/9/12	4,950	5,007
Morgan Stanley Dean Witter	6.600%	4/1/12	6,115	6,412
Morgan Stanley Dean Witter	5.750%	8/31/12	5,800	5,879
Finance Companies (3.3%)
Allied Capital Corp.	6.000%	4/1/12	1,150	1,152
American Express Centurion Bank	4.375%	7/30/09	1,625	1,603
American Express Co.	4.750%	6/17/09	1,525	1,521
American General Finance Corp.	3.875%	10/1/09	6,450	6,284
American General Finance Corp.	4.625%	9/1/10	1,000	981
American General Finance Corp.	5.625%	8/17/11	2,100	2,074
American General Finance Corp.	4.875%	7/15/12	1,125	1,083
American General Finance Corp.	5.850%	6/1/13	2,325	2,311
Capital One Bank	4.250%	12/1/08	2,500	2,474
Capital One Bank	5.000%	6/15/09	925	922
Capital One Bank	5.750%	9/15/10	1,975	1,999
Capital One Financial	5.700%	9/15/11	3,750	3,748
Capital One Financial	4.800%	2/21/12	50	48
2 Capmark Financial Group	5.875%	5/10/12	1,800	1,660
CIT Group Co. of Canada	4.650%	7/1/10	2,350	2,230
CIT Group Co. of Canada	5.600%	11/2/11	375	363
CIT Group, Inc.	5.000%	11/24/08	1,775	1,752
CIT Group, Inc.	4.250%	2/1/10	4,325	4,095
CIT Group, Inc.	5.200%	11/3/10	4,025	3,903
CIT Group, Inc.	4.750%	12/15/10	4,475	4,240
CIT Group, Inc.	5.600%	4/27/11	1,150	1,118
CIT Group, Inc.	5.800%	7/28/11	750	717
Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,619
Countrywide Home Loan	6.250%	4/15/09	3,500	3,290
Countrywide Home Loan	4.125%	9/15/09	1,925	1,776
Countrywide Home Loan	4.000%	3/22/11	1,600	1,432
General Electric Capital Corp.	3.600%	10/15/08	2,050	2,024
General Electric Capital Corp.	3.125%	4/1/09	4,400	4,299
General Electric Capital Corp.	3.250%	6/15/09	1,075	1,049
General Electric Capital Corp.	5.250%	10/27/09	2,625	2,645
General Electric Capital Corp.	7.375%	1/19/10	10,700	11,268
General Electric Capital Corp.	4.250%	9/13/10	6,850	6,739
General Electric Capital Corp.	4.875%	10/21/10	650	651
General Electric Capital Corp.	6.125%	2/22/11	8,700	8,967
General Electric Capital Corp.	5.500%	4/28/11	1,550	1,567
General Electric Capital Corp.	4.375%	11/21/11	2,325	2,263
General Electric Capital Corp.	5.875%	2/15/12	16,550	17,004
General Electric Capital Corp.	4.250%	6/15/12	4,950	4,767
General Electric Capital Corp.	6.000%	6/15/12	6,500	6,724
Heller Financial, Inc.	7.375%	11/1/09	3,200	3,359
HSBC Finance Corp.	4.125%	12/15/08	1,800	1,778
HSBC Finance Corp.	4.750%	5/15/09	7,075	7,029
HSBC Finance Corp.	4.125%	11/16/09	4,950	4,852
HSBC Finance Corp.	4.625%	9/15/10	4,675	4,597
HSBC Finance Corp.	5.250%	1/14/11	7,250	7,218
HSBC Finance Corp.	5.700%	6/1/11	6,575	6,635
HSBC Finance Corp.	6.375%	10/15/11	3,000	3,092
HSBC Finance Corp.	7.000%	5/15/12	4,400	4,660
HSBC Finance Corp.	5.900%	6/19/12	1,400	1,422
International Lease Finance Corp.	6.375%	3/15/09	500	508
International Lease Finance Corp.	3.500%	4/1/09	2,025	1,981
International Lease Finance Corp.	4.875%	9/1/10	1,200	1,189
International Lease Finance Corp.	5.125%	11/1/10	2,100	2,094
International Lease Finance Corp.	5.450%	3/24/11	975	983
International Lease Finance Corp.	5.750%	6/15/11	7,475	7,542
International Lease Finance Corp.	5.300%	5/1/12	4,375	4,352
iStar Financial Inc.	4.875%	1/15/09	1,000	978
iStar Financial Inc.	6.000%	12/15/10	1,500	1,463
iStar Financial Inc.	5.800%	3/15/11	2,100	2,010
iStar Financial Inc.	5.650%	9/15/11	2,175	2,066
SLM Corp.	4.000%	1/15/09	2,500	2,411
SLM Corp.	4.500%	7/26/10	1,050	981
SLM Corp.	5.400%	10/25/11	3,700	3,438
Insurance (1.1%)
Aetna, Inc.	7.875%	3/1/11	1,675	1,806
Aetna, Inc.	5.750%	6/15/11	1,575	1,597
Allstate Corp.	7.200%	12/1/09	2,500	2,616
Allstate Life Global Funding	4.500%	5/29/09	100	99
American International Group, Inc.	4.700%	10/1/10	2,100	2,075
American International Group, Inc.	5.375%	10/18/11	800	804
American International Group, Inc.	4.950%	3/20/12	2,825	2,772
AXA Financial, Inc.	7.750%	8/1/10	2,276	2,422
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	3,000	2,955
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	6,100	6,009
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	981
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,100	1,082
CNA Financial Corp.	6.000%	8/15/11	2,150	2,177
Genworth Financial, Inc.	4.750%	6/15/09	1,625	1,615
Genworth Financial, Inc.	5.125%	3/15/11	1,600	1,594
Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,025	4,028
ING USA Global	4.500%	10/1/10	3,600	3,537
John Hancock Financial Services	5.625%	12/1/08	850	857
Lincoln National Corp.	6.200%	12/15/11	1,000	1,028
Lincoln National Corp.	5.650%	8/27/12	225	227
Marsh&McLennan Cos., Inc.	5.150%	9/15/10	50	50
Marsh&McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,949
Principal Life Income Funding	3.200%	4/1/09	1,500	1,461
Principal Life Income Funding	5.125%	3/1/11	775	776
Progressive Corp.	6.375%	1/15/12	500	518
Protective Life Secured Trust	3.700%	11/24/08	1,275	1,256
Protective Life Secured Trust	4.850%	8/16/10	1,700	1,680
Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,196
Prudential Financial, Inc.	5.800%	6/15/12	1,275	1,301
Safeco Corp.	4.875%	2/1/10	2,500	2,482
Travelers Cos. Inc.	5.375%	6/15/12	700	714
UnitedHealth Group, Inc.	4.125%	8/15/09	1,425	1,401
UnitedHealth Group, Inc.	5.250%	3/15/11	2,250	2,259
WellPoint Inc.	4.250%	12/15/09	900	883
WellPoint Inc.	5.000%	1/15/11	1,950	1,931
WellPoint Inc.	6.375%	1/15/12	1,650	1,713
WellPoint Inc.	6.800%	8/1/12	1,150	1,224
Willis North America Inc.	5.125%	7/15/10	900	884
XL Capital Ltd.	6.500%	1/15/12	2,575	2,654
Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	1,992
Brandywine Operating Partnership	4.500%	11/1/09	1,500	1,468
Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	1,483
Duke Realty LP	5.625%	8/15/11	575	573
ERP Operating LP	6.625%	3/15/12	1,350	1,402
Health Care Property Investors, Inc.	5.950%	9/15/11	625	623
ProLogis	5.250%	11/15/10	2,475	2,467
Regency Centers LP	6.750%	1/15/12	1,650	1,716
Simon Property Group Inc.	3.750%	1/30/09	2,300	2,244
Simon Property Group Inc.	4.600%	6/15/10	175	170
Simon Property Group Inc.	4.875%	8/15/10	2,975	2,926
Simon Property Group Inc.	5.600%	9/1/11	1,250	1,249
Simon Property Group Inc.	5.000%	3/1/12	400	390
Vornado Realty	5.600%	2/15/11	1,100	1,082

				742,768

Industrial (10.7%)
Basic Industry (0.5%)
Alcan, Inc.	6.450%	3/15/11	2,000	2,076
Alcoa, Inc.	6.000%	1/15/12	1,700	1,733
BHP Billiton Finance	5.000%	12/15/10	1,000	1,003
BHP Finance USA Ltd.	5.125%	3/29/12	475	471
Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,784
Dow Chemical Co.	6.125%	2/1/11	2,725	2,796
E.I. du Pont de Nemours&Co.	6.875%	10/15/09	3,500	3,633
Falconbridge Ltd.	7.350%	6/5/12	1,000	1,059
ICI Wilmington	4.375%	12/1/08	2,200	2,177
International Paper Co.	4.000%	4/1/10	2,000	1,928
Monsanto Co.	7.375%	8/15/12	1,200	1,297
Noranda, Inc.	7.250%	7/15/12	1,500	1,585
Potash Corp. of Saskatchewan	7.750%	5/31/11	2,400	2,584
Weyerhaeuser Co.	6.750%	3/15/12	3,500	3,639
Capital Goods (1.3%)
3M Co.	5.125%	11/6/09	575	581
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,574
Boeing Capital Corp.	6.100%	3/1/11	4,850	5,002
Boeing Capital Corp.	6.500%	2/15/12	2,200	2,320
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,852
Caterpillar Financial Services Corp.	4.300%	6/1/10	6,875	6,750
CRH America Inc.	5.625%	9/30/11	2,500	2,487
CRH America Inc.	6.950%	3/15/12	2,000	2,083
Emerson Electric Co.	7.125%	8/15/10	500	529
General Dynamics Corp.	4.500%	8/15/10	875	862
Hanson PLC	7.875%	9/27/10	2,000	2,115
Honeywell International, Inc.	7.500%	3/1/10	3,000	3,177
Honeywell International, Inc.	6.125%	11/1/11	2,000	2,064
Honeywell International, Inc.	5.625%	8/1/12	775	794
John Deere Capital Corp	4.400%	7/15/09	2,500	2,474
John Deere Capital Corp.	4.875%	3/16/09	5,525	5,520
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,336
John Deere Capital Corp.	7.000%	3/15/12	3,825	4,096
Lafarge SA	6.150%	7/15/11	3,175	3,236
Mohawk Industries Inc.	5.750%	1/15/11	3,000	3,040
Northrop Grumman Corp.	7.125%	2/15/11	3,550	3,756
Raytheon Co.	4.850%	1/15/11	2,000	1,997
Republic Services, Inc.	6.750%	8/15/11	1,000	1,042
Textron Financial Corp.	6.000%	11/20/09	800	810
Textron Financial Corp.	4.600%	5/3/10	2,300	2,270
Textron, Inc.	6.500%	6/1/12	2,100	2,189
Tyco International Group SA	6.125%	11/1/08	1,100	1,119
Tyco International Group SA	6.125%	1/15/09	2,500	2,531
Tyco International Group SA	6.750%	2/15/11	1,950	2,009
Tyco International Group SA	6.375%	10/15/11	2,000	2,044
United Technologies Corp.	4.375%	5/1/10	2,125	2,104
United Technologies Corp.	7.125%	11/15/10	2,000	2,127
United Technologies Corp.	6.350%	3/1/11	500	521
United Technologies Corp.	6.100%	5/15/12	1,000	1,034
Waste Management, Inc.	6.875%	5/15/09	2,000	2,064
Communication (3.0%)
America Movil SA de C.V.	4.125%	3/1/09	1,550	1,531
AT&T Corp.	6.000%	3/15/09	1,800	1,820
AT&T Corp.	7.300%	11/15/11	5,650	6,057
AT&T Inc.	4.125%	9/15/09	2,750	2,707
AT&T Inc.	5.300%	11/15/10	2,400	2,425
AT&T Inc.	6.250%	3/15/11	2,275	2,344
AT&T Inc.	5.875%	2/1/12	5,100	5,206
AT&T Inc.	5.875%	8/15/12	1,450	1,483
BellSouth Corp.	4.200%	9/15/09	6,300	6,205
British Sky Broadcasting Corp.	6.875%	2/23/09	775	793
British Sky Broadcasting Corp.	8.200%	7/15/09	2,750	2,891
British Telecommunications PLC	8.625%	12/15/10	5,825	6,409
CBS Corp.	7.700%	7/30/10	2,475	2,625
CBS Corp.	6.625%	5/15/11	2,000	2,064
CBS Corp.	5.625%	8/15/12	650	647
Cingular Wireless LLC	6.500%	12/15/11	1,000	1,044
Comcast Cable Communications, Inc.	6.200%	11/15/08	5,000	5,053
Comcast Cable Communications, Inc.	6.875%	6/15/09	3,300	3,391
Comcast Cable Communications, Inc.	6.750%	1/30/11	3,400	3,541
Comcast Corp.	5.850%	1/15/10	75	76
Comcast Corp.	5.500%	3/15/11	2,275	2,289
Cox Communications, Inc.	7.875%	8/15/09	1,500	1,571
Cox Communications, Inc.	4.625%	1/15/10	4,225	4,163
Cox Communications, Inc.	6.750%	3/15/11	2,175	2,254
Deutsche Telekom International Finance	8.000%	6/15/10	7,500	8,032
France Telecom	7.750%	3/1/11	8,100	8,749
Gannett Co., Inc.	6.375%	4/1/12	1,175	1,205
Koninklijke KPN NV	8.000%	10/1/10	2,000	2,152
New Cingular Wireless Services	7.875%	3/1/11	10,150	10,966
New Cingular Wireless Services	8.125%	5/1/12	3,900	4,333
Qwest Communications International Inc.	7.875%	9/1/11	2,375	2,500
Qwest Communications International Inc.	8.875%	3/15/12	2,375	2,595
R.R. Donnelley&Sons Co.	3.750%	4/1/09	850	833
R.R. Donnelley&Sons Co.	4.950%	5/15/10	900	893
R.R. Donnelley&Sons Co.	5.625%	1/15/12	600	602
Sprint Capital Corp.	6.125%	11/15/08	5,350	5,401
Sprint Capital Corp.	6.375%	5/1/09	2,975	3,026
Sprint Capital Corp.	7.625%	1/30/11	475	504
Sprint Capital Corp.	8.375%	3/15/12	4,050	4,449
Telecom Italia Capital	4.000%	11/15/08	2,045	2,015
Telecom Italia Capital	4.000%	1/15/10	3,605	3,517
Telecom Italia Capital	4.875%	10/1/10	1,000	990
Telecom Italia Capital	6.200%	7/18/11	700	717
Telefonica Emisiones SAU	5.984%	6/20/11	5,300	5,414
Telefonica Europe BV	7.750%	9/15/10	5,000	5,348
Telefonos de Mexico SA	4.500%	11/19/08	1,600	1,584
Telefonos de Mexico SA	4.750%	1/27/10	3,150	3,111
Telus Corp.	8.000%	6/1/11	5,000	5,403
Thomson Corp.	6.200%	1/5/12	1,500	1,557
2 Time Warner, Inc.	5.400%	7/2/12	3,800	3,764
Verizon Communications Corp.	5.350%	2/15/11	3,800	3,833
Verizon Global Funding Corp.	7.250%	12/1/10	6,400	6,801
Verizon New England, Inc.	6.500%	9/15/11	2,500	2,593
Verizon New Jersey, Inc.	5.875%	1/17/12	2,000	2,034
Verizon New York, Inc.	6.875%	4/1/12	2,000	2,101
Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	2,016
Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,582
Vodafone Group PLC	5.500%	6/15/11	850	852
Vodafone Group PLC	5.350%	2/27/12	750	748
Consumer Cyclical (2.1%)
Centex Corp.	7.500%	1/15/12	1,500	1,464
Centex Corp.	5.450%	8/15/12	1,500	1,341
Costco Wholesale Corp.	5.300%	3/15/12	2,200	2,219
CVS Caremark Corp.	4.000%	9/15/09	1,750	1,712
CVS Caremark Corp.	5.750%	8/15/11	1,225	1,242
3 CVS Caremark Corp.	6.302%	6/1/37	1,000	970
D.R. Horton, Inc.	4.875%	1/15/10	1,175	1,094
D.R. Horton, Inc.	6.000%	4/15/11	2,750	2,538
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,315
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	2,200	2,175
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,175	1,250
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	6,435
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	5,950	6,005
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	2,500	2,666
Federated Department Stores, Inc.	6.625%	9/1/08	1,000	1,010
Federated Department Stores, Inc.	6.300%	4/1/09	2,500	2,530
Federated Retail Holding	5.350%	3/15/12	2,650	2,598
Home Depot Inc.	3.750%	9/15/09	1,125	1,091
Home Depot Inc.	4.625%	8/15/10	2,075	2,025
Home Depot Inc.	5.200%	3/1/11	1,325	1,304
J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	3,185
Johnson Controls, Inc.	5.250%	1/15/11	875	876
Lennar Corp.	5.125%	10/1/10	1,700	1,568
Lennar Corp.	5.950%	10/17/11	1,575	1,445
Lowe's Cos., Inc.	8.250%	6/1/10	2,000	2,152
Lowe's Cos., Inc.	5.600%	9/15/12	1,200	1,211
Marriott International	4.625%	6/15/12	1,175	1,132
May Department Stores Co.	4.800%	7/15/09	1,500	1,483
McDonald's Corp.	5.750%	3/1/12	1,800	1,832
Pulte Homes, Inc.	4.875%	7/15/09	450	419
Pulte Homes, Inc.	7.875%	8/1/11	1,000	960
Starwood Hotel Resorts	7.875%	5/1/12	2,500	2,669
Target Corp.	5.400%	10/1/08	1,500	1,506
Target Corp.	7.500%	8/15/10	3,000	3,192
Target Corp.	6.350%	1/15/11	4,900	5,072
The Walt Disney Co.	5.700%	7/15/11	2,900	2,954
The Walt Disney Co.	6.375%	3/1/12	1,500	1,574
Time Warner, Inc.	6.750%	4/15/11	50	52
Time Warner, Inc.	5.500%	11/15/11	7,150	7,129
Time Warner, Inc.	6.875%	5/1/12	4,525	4,750
Toyota Motor Credit Corp.	5.500%	12/15/08	2,500	2,524
Toyota Motor Credit Corp.	4.250%	3/15/10	1,750	1,736
Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,308
Toyota Motor Credit Corp.	5.450%	5/18/11	500	511
Viacom Inc.	5.750%	4/30/11	2,925	2,939
Wal-Mart Stores, Inc.	3.375%	10/1/08	675	665
Wal-Mart Stores, Inc.	6.875%	8/10/09	10,100	10,479
Wal-Mart Stores, Inc.	4.000%	1/15/10	2,500	2,458
Wal-Mart Stores, Inc.	4.125%	7/1/10	5,200	5,115
Wal-Mart Stores, Inc.	4.125%	2/15/11	3,975	3,865
Western Union Co.	5.400%	11/17/11	1,925	1,920
Yum! Brands, Inc.	8.875%	4/15/11	1,750	1,930
Yum! Brands, Inc.	7.700%	7/1/12	1,100	1,191
Consumer Noncyclical (1.9%)
Abbott Laboratories	3.500%	2/17/09	2,350	2,307
Abbott Laboratories	3.750%	3/15/11	1,250	1,200
Abbott Laboratories	5.600%	5/15/11	3,325	3,380
Altria Group, Inc.	5.625%	11/4/08	1,000	1,003
Amgen Inc.	4.000%	11/18/09	3,150	3,090
Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,467
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	821
AstraZeneca PLC	5.400%	9/15/12	5,400	5,454
Baxter Finco, BV	4.750%	10/15/10	500	498
Bunge Ltd. Finance Corp.	4.375%	12/15/08	450	445
Campbell Soup Co.	6.750%	2/15/11	1,000	1,045
Cardinal Health, Inc.	6.750%	2/15/11	425	442
2 Cardinal Health, Inc.	5.650%	6/15/12	375	376
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,532
Clorox Co.	4.200%	1/15/10	2,650	2,588
Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,350	1,360
Coca-Cola Enterprises Inc.	4.375%	9/15/09	1,550	1,536
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,295
ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,071
ConAgra Foods, Inc.	6.750%	9/15/11	387	404
Coors Brewing Co.	6.375%	5/15/12	82	86
Diageo Capital PLC	4.375%	5/3/10	500	491
Diageo Finance BV	3.875%	4/1/11	3,500	3,320
Eli Lilly&Co.	6.000%	3/15/12	1,000	1,040
Fortune Brands Inc.	5.125%	1/15/11	1,650	1,630
Genentech Inc.	4.400%	7/15/10	850	841
General Mills, Inc.	6.000%	2/15/12	3,700	3,781
General Mills, Inc.	5.650%	9/10/12	325	328
Gillette Co.	3.800%	9/15/09	2,000	1,962
H.J. Heinz Co.	6.625%	7/15/11	2,500	2,604
H.J. Heinz Co.	6.000%	3/15/12	1,500	1,529
Hershey Foods Corp.	5.300%	9/1/11	550	550
Hospira, Inc.	4.950%	6/15/09	575	572
Imperial Tobacco	7.125%	4/1/09	1,775	1,831
Johnson&Johnson	5.150%	8/15/12	2,075	2,113
Kellogg Co.	6.600%	4/1/11	5,700	5,919
Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,117
Kraft Foods, Inc.	4.000%	10/1/08	1,000	988
Kraft Foods, Inc.	4.125%	11/12/09	3,200	3,144
Kraft Foods, Inc.	5.625%	11/1/11	4,750	4,787
Kraft Foods, Inc.	6.250%	6/1/12	2,625	2,714
Kroger Co.	7.250%	6/1/09	1,500	1,549
Kroger Co.	8.050%	2/1/10	1,700	1,800
Kroger Co.	6.800%	4/1/11	1,000	1,046
Kroger Co.	6.750%	4/15/12	2,000	2,105
McKesson Corp.	7.750%	2/1/12	1,475	1,594
Medtronic Inc.	4.375%	9/15/10	1,625	1,593
Molson Coors Capital Finance	4.850%	9/22/10	300	298
Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	963
PepsiAmericas Inc.	5.750%	7/31/12	800	816
Pepsico, Inc.	5.150%	5/15/12	3,250	3,293
Procter&Gamble Co.	6.875%	9/15/09	4,825	5,025
Quest Diagnostic, Inc.	5.125%	11/1/10	2,000	1,996
Reynolds American Inc.	6.500%	7/15/10	1,350	1,394
Reynolds American Inc.	7.250%	6/1/12	1,350	1,431
Safeway, Inc.	6.500%	11/15/08	3,800	3,848
Safeway, Inc.	4.950%	8/16/10	875	872
Safeway, Inc.	5.800%	8/15/12	1,200	1,217
Unilever Capital Corp.	7.125%	11/1/10	4,000	4,244
UST, Inc.	6.625%	7/15/12	1,000	1,055
Wm. Wrigley Jr. Co.	4.300%	7/15/10	2,425	2,378
Wyeth	6.950%	3/15/11	5,000	5,275
Energy (0.9%)
Amerada Hess Corp.	6.650%	8/15/11	1,500	1,566
Anadarko Finance Co.	6.750%	5/1/11	2,000	2,078
Apache Corp.	6.250%	4/15/12	1,000	1,036
BP Capital Markets PLC	4.875%	3/15/10	2,000	2,013
Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,103
Burlington Resources, Inc.	6.500%	12/1/11	500	522
Canadian Natural Resources	6.700%	7/15/11	2,500	2,623
Conoco Funding Co.	6.350%	10/15/11	7,275	7,595
Devon Financing Corp.	6.875%	9/30/11	3,500	3,692
Encana Corp.	4.600%	8/15/09	1,250	1,244
Halliburton Co.	5.500%	10/15/10	1,500	1,518
Husky Energy Inc.	6.250%	6/15/12	1,000	1,025
Kerr McGee Corp.	6.875%	9/15/11	3,475	3,637
Marathon Oil Corp.	6.125%	3/15/12	2,000	2,060
Marathon Oil Corp.	6.000%	7/1/12	1,600	1,606
Norsk Hydro	6.360%	1/15/09	1,500	1,529
Occidental Petroleum	4.250%	3/15/10	2,560	2,543
Phillips Petroleum Co.	8.750%	5/25/10	3,800	4,158
Shell International Finance	5.625%	6/27/11	1,950	2,008
Shell International Finance	4.950%	3/22/12	700	700
Valero Energy Corp.	6.875%	4/15/12	3,000	3,175
2 Weatherford International Inc.	5.950%	6/15/12	2,250	2,298
XTO Energy, Inc.	5.900%	8/1/12	2,125	2,166
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/11	9,250	9,333
Electronic Data Systems	7.125%	10/15/09	825	841
Hewlett-Packard Co.	5.250%	3/1/12	1,750	1,761
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,084
International Business Machines Corp.	5.375%	2/1/09	2,000	2,013
International Business Machines Corp.	4.375%	6/1/09	300	298
International Business Machines Corp.	4.950%	3/22/11	700	701
Intuit Inc.	5.400%	3/15/12	950	942
Motorola, Inc.	7.625%	11/15/10	390	414
Motorola, Inc.	8.000%	11/1/11	925	1,007
National Semiconductor	6.150%	6/15/12	1,250	1,264
Oracle Corp.	5.000%	1/15/11	4,650	4,649
Pitney Bowes, Inc.	4.625%	10/1/12	2,000	1,962
Xerox Corp.	9.750%	1/15/09	1,125	1,182
Xerox Corp.	7.125%	6/15/10	1,825	1,902
Xerox Corp.	6.875%	8/15/11	1,025	1,063
Xerox Corp.	5.500%	5/15/12	1,800	1,787
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/09	3,775	3,827
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,615
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,071
Canadian National Railway Co.	4.250%	8/1/09	2,700	2,670
Canadian Pacific Rail	6.250%	10/15/11	1,550	1,596
CSX Corp.	6.250%	10/15/08	650	656
CSX Corp.	6.300%	3/15/12	2,000	2,044
FedEx Corp.	3.500%	4/1/09	2,075	2,028
Norfolk Southern Corp.	6.200%	4/15/09	2,250	2,285
Norfolk Southern Corp.	6.750%	2/15/11	1,425	1,494
Ryder System Inc.	5.950%	5/2/11	850	861
Southwest Airlines Co.	6.500%	3/1/12	2,000	2,063
Union Pacific Corp.	7.250%	11/1/08	1,000	1,026
Union Pacific Corp.	3.875%	2/15/09	1,000	982
Union Pacific Corp.	6.500%	4/15/12	3,250	3,363
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/11	1,000	1,055

				659,056

Utilities (1.8%)
Electric (1.4%)
American Electric Power Co., Inc.	5.375%	3/15/10	2,700	2,711
Carolina Power&Light Co.	6.500%	7/15/12	1,000	1,049
Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,332
Constellation Energy Group, Inc.	6.125%	9/1/09	875	889
Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,429
Consumers Energy Co.	4.800%	2/17/09	1,000	999
Consumers Energy Co.	5.000%	2/15/12	1,250	1,233
Detroit Edison Co.	6.125%	10/1/10	1,000	1,035
Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,088
3 Dominion Resources, Inc.	6.300%	9/30/66	3,400	3,379
Duke Energy Corp.	6.250%	1/15/12	2,000	2,070
Energy East Corp.	6.750%	6/15/12	1,750	1,837
Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,572
FirstEnergy Corp.	6.450%	11/15/11	6,250	6,483
Florida Power Corp.	4.500%	6/1/10	1,150	1,140
FPL Group Capital, Inc.	7.375%	6/1/09	2,075	2,150
FPL Group Capital, Inc.	5.625%	9/1/11	3,350	3,386
Illinois Power	7.500%	6/15/09	1,000	1,027
MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,174
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,290
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	3,500	3,724
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,000	1,023
NiSource Finance Corp.	7.875%	11/15/10	2,800	3,005
Oncor Electric Delivery Co.	6.375%	5/1/12	1,950	1,980
Pacific Gas&Electric Co.	3.600%	3/1/09	2,450	2,398
Pacific Gas&Electric Co.	4.200%	3/1/11	1,100	1,065
PacifiCorp	6.900%	11/15/11	3,650	3,853
PPL Electric Utilities Corp.	6.250%	8/15/09	2,000	2,051
PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,033
Progress Energy, Inc.	7.100%	3/1/11	3,418	3,588
Progress Energy, Inc.	6.850%	4/15/12	775	812
PSE&G Power LLC	7.750%	4/15/11	1,950	2,095
PSE&G Power LLC	6.950%	6/1/12	2,075	2,182
Public Service Co. of Colorado	4.375%	10/1/08	1,600	1,584
Public Service Electric&Gas	4.000%	11/1/08	1,000	990
SCANA Corp.	6.875%	5/15/11	1,500	1,571
Southern Co.	5.300%	1/15/12	2,550	2,557
Southern Power Co.	6.250%	7/15/12	1,000	1,030
Tampa Electric Co.	6.875%	6/15/12	1,000	1,056
Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,760
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/11	500	532
Atmos Energy Corp.	4.000%	10/15/09	1,300	1,273
Consolidated Natural Gas	6.250%	11/1/11	1,000	1,026
Duke Energy Field Services	7.875%	8/16/10	1,750	1,865
Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,236
* Enron Corp.	9.125%	4/1/03	2,000	490
* Enron Corp.	7.625%	9/10/04	1,000	245
Enterprise Products Operating LP	4.625%	10/15/09	400	395
Enterprise Products Operating LP	4.950%	6/1/10	2,450	2,441
* HNG Internorth	9.625%	3/15/06	1,500	368
KeySpan Corp.	7.625%	11/15/10	1,500	1,590
Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,900	1,975
Kinder Morgan Energy Partners LP	5.850%	9/15/12	1,350	1,363
ONEOK Partners, LP	5.900%	4/1/12	3,400	3,443
Reliant Energy Resources	7.750%	2/15/11	2,500	2,660
Sempra Energy	7.950%	3/1/10	1,500	1,590

				108,122

Total Corporate Bonds
(Cost $1,551,972)				1,544,658

Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)

Bayerische Landesbank	2.875%	10/15/08	1,800	1,771
Canadian Government	5.250%	11/5/08	4,200	4,247
Canadian Mortgage&Housing	4.800%	10/1/10	1,500	1,508
Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,447
Eksportfinans	4.750%	12/15/08	6,025	6,002
Eksportfinans	5.125%	10/26/11	2,000	2,033
European Investment Bank	4.500%	2/17/09	3,825	3,825
European Investment Bank	5.000%	2/8/10	3,350	3,370
European Investment Bank	4.000%	3/3/10	2,925	2,877
European Investment Bank	4.125%	9/15/10	9,750	9,603
European Investment Bank	4.625%	9/15/10	4,000	4,010
European Investment Bank	5.250%	6/15/11	18,900	19,263
European Investment Bank	4.625%	3/21/12	2,450	2,440
Export-Import Bank of Korea	4.500%	8/12/09	3,500	3,480
Export-Import Bank of Korea	4.625%	3/16/10	500	495
Federation of Malaysia	8.750%	6/1/09	4,350	4,611
Federation of Malaysia	7.500%	7/15/11	2,875	3,052
Inter-American Development Bank	5.375%	11/18/08	1,250	1,267
Inter-American Development Bank	5.625%	4/16/09	4,275	4,358
Inter-American Development Bank	7.375%	1/15/10	2,800	2,957
Inter-American Development Bank	5.000%	4/5/11	5,000	5,031
International Bank for Reconstruction&Development	4.125%	6/24/09	1,000	993
International Bank for Reconstruction&Development	4.125%	8/12/09	975	968
International Finance Corp.	4.000%	6/15/10	1,250	1,222
International Finance Corp.	5.125%	5/2/11	7,100	7,220
Japan Bank International	4.750%	5/25/11	2,150	2,168
Japan Finance Corp.	5.875%	3/14/11	2,000	2,072
KFW International Finance Inc.	4.500%	9/21/09	3,325	3,323
KFW International Finance Inc.	4.875%	10/19/09	3,650	3,679
Korea Development Bank	3.875%	3/2/09	2,375	2,347
Korea Development Bank	4.750%	7/20/09	4,575	4,571
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	2,475	2,479
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	15,475	15,662
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	14,875	14,711
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	12,000	12,030
^ Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	3,500	3,472
Landwirtschaftliche Rentenbank	3.625%	10/20/09	7,225	7,103
Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,454
Mass Transit Railway Corp.	7.500%	2/4/09	1,500	1,547
Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,605
Nordic Investment Bank	3.875%	6/15/10	3,750	3,686
Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,354
Oesterreichische Kontrollbank	4.750%	11/8/11	250	252
Pemex Project Funding Master Trust	7.875%	2/1/09	4,725	4,862
Pemex Project Funding Master Trust	8.000%	11/15/11	3,400	3,723
People's Republic of China	7.300%	12/15/08	2,000	2,057
Province of British Columbia	5.375%	10/29/08	2,375	2,392
Province of Ontario	5.500%	10/1/08	6,500	6,567
Province of Ontario	3.625%	10/21/09	2,025	1,983
Province of Ontario	5.000%	10/18/11	3,450	3,484
Province of Quebec	5.750%	2/15/09	6,200	6,282
Province of Quebec	5.000%	7/17/09	1,500	1,506
Quebec Hydro Electric	6.300%	5/11/11	2,500	2,621
Republic of Chile	7.125%	1/11/12	3,000	3,234
Republic of Italy	6.000%	2/22/11	5,775	5,993
Republic of Italy	5.625%	6/15/12	10,725	11,089
Republic of Poland	6.250%	7/3/12	2,600	2,745
Republic of South Africa	7.375%	4/25/12	2,500	2,692
Swedish Export Credit Corp.	4.125%	10/15/08	4,925	4,899
Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,522
Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,143
Swedish Export Credit Corp.	4.500%	9/27/10	4,350	4,345
United Mexican States	9.875%	2/1/10	475	529
United Mexican States	8.375%	1/14/11	11,600	12,795
United Mexican States	7.500%	1/14/12	2,100	2,293

Total Sovereign Bonds
(Cost $276,450)				277,321

			Shares

Temporary Cash Investments (1.9%)

4 Vanguard Market Liquidity Fund
(Cost $118,764)	5.153%		118,763,660	118,764

Total Investments (100.2%)
(Cost $6,118,879)				6,154,121

Other Assets and Liabilities—Net (-0.2%)				(12,153)

Net Assets (100%)				6,141,968

* Non-income-producing security--security in default.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $16,928,000, representing 0.3% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $6,118,879,000. Net unrealized appreciation of investment securities for tax purposes was $35,242,000, consisting of unrealized gains of $56,066,000 on securities that had risen in value since their purchase and $20,824,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (52.3%)

U.S. Government Securities (37.0%)
U.S. Treasury Bond	10.375%	11/15/2012	12,075	12,160
U.S. Treasury Bond	3.625%	5/15/2013	49,240	47,693
U.S. Treasury Bond	4.000%	2/15/2015	31,900	31,038
U.S. Treasury Bond	11.250%	2/15/2015	111,740	159,124
U.S. Treasury Bond	10.625%	8/15/2015	150,910	211,958
U.S. Treasury Bond	9.875%	11/15/2015	121,645	165,836
U.S. Treasury Bond	9.250%	2/15/2016	146,650	194,770
U.S. Treasury Bond	7.250%	5/15/2016	171,680	204,486
U.S. Treasury Bond	7.500%	11/15/2016	178,425	216,786
U.S. Treasury Bond	8.750%	5/15/2017	152,330	200,766
U.S. Treasury Bond	8.875%	8/15/2017	139,535	185,996
U.S. Treasury Bond	8.875%	2/15/2019	50,875	69,190
U.S. Treasury Note	4.250%	10/31/2007	1,625	1,626
U.S. Treasury Note	4.375%	12/31/2007	35,500	35,533
U.S. Treasury Note	4.375%	1/31/2008	8,525	8,534
U.S. Treasury Note	5.125%	6/30/2008	32,425	32,648
U.S. Treasury Note	4.625%	9/30/2008	22,425	22,541
U.S. Treasury Note	4.875%	10/31/2008	25,250	25,463
U.S. Treasury Note	4.750%	11/15/2008	9,525	9,602
U.S. Treasury Note	3.875%	5/15/2009	5,000	4,992
U.S. Treasury Note	4.500%	3/31/2012	7,625	7,716
U.S. Treasury Note	4.750%	5/31/2012	3,275	3,348
U.S. Treasury Note	4.875%	6/30/2012	4,740	4,870
U.S. Treasury Note	3.875%	2/15/2013	97,615	95,968
U.S. Treasury Note	4.250%	8/15/2013	11,070	11,054
U.S. Treasury Note	4.250%	11/15/2013	63,275	63,097
U.S. Treasury Note	4.000%	2/15/2014	46,685	45,817
U.S. Treasury Note	4.750%	5/15/2014	110,625	113,132
U.S. Treasury Note	4.250%	8/15/2014	53,220	52,821
U.S. Treasury Note	4.250%	11/15/2014	110,995	109,937
U.S. Treasury Note	4.125%	5/15/2015	28,750	28,144
U.S. Treasury Note	4.250%	8/15/2015	31,065	30,614
U.S. Treasury Note	4.500%	11/15/2015	22,200	22,228
U.S. Treasury Note	5.125%	5/15/2016	62,050	64,639
U.S. Treasury Note	4.875%	8/15/2016	180	184
U.S. Treasury Note	4.625%	11/15/2016	550	553
U.S. Treasury Note	4.500%	5/15/2017	100	99
U.S. Treasury Note	4.750%	8/15/2017	100	101

				2,495,064

Agency Bonds and Notes (15.3%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	6,825	6,634
1 Federal Farm Credit Bank	4.500%	10/17/2012	3,000	2,984
1 Federal Farm Credit Bank	4.875%	12/16/2015	2,450	2,435
1 Federal Farm Credit Bank	5.125%	8/25/2016	11,300	11,345
1 Federal Farm Credit Bank	4.875%	1/17/2017	5,750	5,672
1 Federal Home Loan Bank	3.875%	6/14/2013	31,075	29,866
1 Federal Home Loan Bank	5.375%	6/14/2013	5,000	5,152
1 Federal Home Loan Bank	5.125%	8/14/2013	44,900	45,731
1 Federal Home Loan Bank	4.500%	9/16/2013	45,900	45,453
1 Federal Home Loan Bank	5.250%	6/18/2014	150	154
1 Federal Home Loan Bank	5.500%	8/13/2014	44,375	46,147
1 Federal Home Loan Bank	5.375%	5/18/2016	23,950	24,676
1 Federal Home Loan Bank	5.625%	6/13/2016	4,325	4,489
1 Federal Home Loan Bank	4.750%	12/16/2016	19,650	19,348
1 Federal Home Loan Bank	4.875%	5/17/2017	4,225	4,192
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	50,850	50,448
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	45,675	45,171
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	80,250	80,947
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	35,000	34,491
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	51,700	52,442
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	21,350	20,921
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	25,000	24,731
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	31,500	32,198
1 Federal Home Loan Mortgage Corp.	5.500%	7/18/2016	40,000	41,554
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	7,700	7,787
1 Federal National Mortgage Assn.	4.375%	3/15/2013	54,625	53,936
1 Federal National Mortgage Assn.	4.625%	5/1/2013	6,600	6,541
1 Federal National Mortgage Assn.	4.625%	10/15/2013	56,800	56,404
1 Federal National Mortgage Assn.	5.125%	1/2/2014	9,550	9,685
1 Federal National Mortgage Assn.	4.125%	4/15/2014	50,000	48,209
1 Federal National Mortgage Assn.	4.625%	10/15/2014	32,225	31,855
1 Federal National Mortgage Assn.	4.375%	10/15/2015	20,000	19,323
1 Federal National Mortgage Assn.	5.250%	9/15/2016	32,925	33,659
1 Federal National Mortgage Assn.	4.875%	12/15/2016	29,900	29,715
1 Federal National Mortgage Assn.	5.000%	2/13/2017	22,375	22,459
1 Federal National Mortgage Assn.	5.000%	5/11/2017	25,000	25,058
1 Federal National Mortgage Assn.	5.375%	6/12/2017	15,000	15,428
Private Export Funding Corp.	7.200%	1/15/2010	6,500	6,881
1 Tennessee Valley Auth.	6.000%	3/15/2013	6,000	6,404
1 Tennessee Valley Auth.	4.750%	8/1/2013	4,000	4,030
1 Tennessee Valley Auth.	4.375%	6/15/2015	7,000	6,745
1 Tennessee Valley Auth.	5.500%	7/18/2017	6,200	6,414

				1,027,714

Total U.S. Government and Agency Obligations
(Cost $3,464,966)				3,522,778

Corporate Bonds (39.7%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,500	2,540
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	2,100	2,439
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	362	384

				5,363

Finance (18.8%)
Banking (7.1%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,426
AmSouth Bank NA	5.200%	4/1/2015	2,000	1,904
3 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	3,125	3,242
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,691
Bank of America Corp.	4.875%	9/15/2012	3,000	2,965
Bank of America Corp.	4.875%	1/15/2013	2,600	2,550
Bank of America Corp.	5.375%	6/15/2014	2,725	2,706
Bank of America Corp.	5.125%	11/15/2014	3,650	3,577
Bank of America Corp.	5.250%	12/1/2015	5,000	4,877
Bank of America Corp.	5.750%	8/15/2016	3,900	3,900
Bank of America Corp.	5.625%	10/14/2016	12,875	12,899
Bank of America Corp.	5.300%	3/15/2017	7,100	6,885
Bank of America Corp.	5.420%	3/15/2017	16,000	15,480
Bank of America Corp.	6.100%	6/15/2017	2,100	2,162
Bank of America Corp.	6.000%	9/1/2017	3,925	4,004
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,155
Bank One Corp.	5.250%	1/30/2013	925	912
Bank One Corp.	4.900%	4/30/2015	6,150	5,757
BB&T Corp.	4.750%	10/1/2012	5,500	5,381
BB&T Corp.	5.200%	12/23/2015	5,625	5,417
BB&T Corp.	5.625%	9/15/2016	50	49
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,049
Citigroup, Inc.	5.000%	9/15/2014	25,794	24,958
Citigroup, Inc.	4.875%	5/7/2015	3,600	3,436
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,428
Citigroup, Inc.	5.300%	1/7/2016	4,425	4,347
Citigroup, Inc.	5.850%	8/2/2016	6,400	6,497
Citigroup, Inc.	5.500%	2/15/2017	4,400	4,334
Citigroup, Inc.	6.000%	8/15/2017	6,500	6,646
Colonial Bank NA	6.375%	12/1/2015	1,250	1,271
Comerica Bank	5.750%	11/21/2016	4,275	4,239
Comerica Inc.	4.800%	5/1/2015	1,500	1,379
Compass Bank	6.400%	10/1/2017	1,600	1,614
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	14,975	15,012
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	5,550	5,302
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	8,425	8,132
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	1,750	1,712
^ Credit Suisse First Boston USA, Inc.	5.850%	8/16/2016	3,250	3,277
2 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	2,900	2,743
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	3,957
Deutsche Bank Financial, Inc.	6.000%	9/1/2017	3,175	3,218
Fifth Third Bank	4.750%	2/1/2015	2,800	2,636
Fifth Third Bank	5.450%	1/15/2017	3,000	2,910
2 Fifth Third Cap Trust IV	6.500%	4/15/2067	1,250	1,200
First Tennessee Bank	5.050%	1/15/2015	2,800	2,621
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,429
3 HBOS Treasury Services PLC	5.250%	2/21/2017	3,225	3,263
HSBC Bank USA	4.625%	4/1/2014	13,500	12,597
JPMorgan Chase&Co.	5.375%	10/1/2012	2,325	2,328
JPMorgan Chase&Co.	5.750%	1/2/2013	8,375	8,427
JPMorgan Chase&Co.	5.375%	1/15/2014	3,050	3,032
JPMorgan Chase & Co.	4.875%	3/15/2014	7,100	6,810
JPMorgan Chase&Co.	5.125%	9/15/2014	7,790	7,558
JPMorgan Chase&Co.	4.750%	3/1/2015	2,500	2,342
JPMorgan Chase&Co.	5.250%	5/1/2015	150	145
JPMorgan Chase&Co.	5.150%	10/1/2015	9,100	8,760
JPMorgan Chase&Co.	5.875%	6/13/2016	1,475	1,489
JPMorgan Chase&Co.	6.125%	6/27/2017	4,325	4,416
Key Bank NA	5.800%	7/1/2014	3,800	3,794
Key Bank NA	4.950%	9/15/2015	1,000	943
Key Bank NA	5.450%	3/3/2016	3,025	2,932
Marshall&Ilsley Bank	5.250%	9/4/2012	3,000	2,985
Marshall&Ilsley Bank	4.850%	6/16/2015	700	658
MBNA Corp.	6.125%	3/1/2013	3,375	3,501
Mellon Bank NA	4.750%	12/15/2014	3,800	3,576
National City Bank	4.625%	5/1/2013	4,500	4,233
NationsBank Corp.	7.750%	8/15/2015	1,000	1,100
3 Northern Rock PLC	5.625%	6/22/2017	6,325	6,299
PaineWebber	7.625%	12/1/2009	3,000	3,176
Paribas NY	6.950%	7/22/2013	2,000	2,209
PNC Funding Corp.	5.250%	11/15/2015	3,575	3,436
PNC Funding Corp.	5.625%	2/1/2017	6,325	6,255
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	7,625	7,419
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	3,500	3,357
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	7,637
2 Royal Bank of Scotland Group PLC	5.512%	9/29/2049	50	47
Southtrust Corp.	5.800%	6/15/2014	1,350	1,357
Sovereign Bank	5.125%	3/15/2013	3,600	3,508
State Street Capital Trust	5.300%	1/15/2016	1,000	967
State Street Corp.	5.375%	4/30/2017	825	805
SunTrust Banks, Inc.	5.000%	9/1/2015	3,550	3,391
SunTrust Banks, Inc.	5.200%	1/17/2017	150	140
SunTrust Banks, Inc.	6.000%	9/11/2017	1,700	1,722
Synovus Financial Corp.	4.875%	2/15/2013	2,000	1,909
Synovus Financial Corp.	5.125%	6/15/2017	750	716
UBS AG	5.875%	7/15/2016	4,800	5,016
UFJ Finance Aruba AEC	6.750%	7/15/2013	15,350	15,808
Union Bank of California NA	5.950%	5/11/2016	4,100	4,065
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,183
US Bank NA	6.300%	2/4/2014	2,600	2,699
US Bank NA	4.950%	10/30/2014	8,625	8,253
US Bank NA	4.800%	4/15/2015	1,000	954
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,592
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,231
Wachovia Corp.	4.875%	2/15/2014	18,800	18,049
Wachovia Corp.	5.625%	10/15/2016	10,525	10,434
Wachovia Corp.	5.750%	6/15/2017	2,700	2,716
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,031
Washington Mutual Bank	5.650%	8/15/2014	3,375	3,254
Washington Mutual Bank	5.125%	1/15/2015	7,350	6,847
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,827
Wells Fargo&Co.	4.950%	10/16/2013	3,975	3,888
Wells Fargo&Co.	4.625%	4/15/2014	6,650	6,349
Wells Fargo&Co.	5.000%	11/15/2014	8,475	8,199
Wells Fargo Bank NA	4.750%	2/9/2015	4,975	4,663
Wells Fargo Bank NA	5.750%	5/16/2016	4,600	4,616
Zions Bancorp.	5.650%	5/15/2014	1,200	1,182
Zions Bancorp.	5.500%	11/16/2015	6,850	6,650
Brokerage (4.1%)
Ameriprise Financial Inc.	5.650%	11/15/2015	3,450	3,378
Amvescap PLC	5.375%	2/27/2013	975	945
Bear Stearns Co., Inc.	5.700%	11/15/2014	11,150	10,783
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,100	1,027
Bear Stearns Co., Inc.	5.550%	1/22/2017	2,525	2,390
Bear Stearns Co., Inc.	6.400%	10/2/2017	3,100	3,071
Goldman Sachs Group, Inc.	5.250%	4/1/2013	14,875	14,421
Goldman Sachs Group, Inc.	4.750%	7/15/2013	13,975	13,315
Goldman Sachs Group, Inc.	5.150%	1/15/2014	10,725	10,433
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,075	13,351
Goldman Sachs Group, Inc.	5.125%	1/15/2015	9,650	9,340
Goldman Sachs Group, Inc.	5.350%	1/15/2016	10,600	10,310
Goldman Sachs Group, Inc.	5.625%	1/15/2017	7,225	7,029
Goldman Sachs Group, Inc.	6.250%	9/1/2017	10,650	10,879
Janus Capital Group	6.700%	6/15/2017	1,700	1,708
Jefferies Group Inc.	5.500%	3/15/2016	2,000	1,877
Lazard Group	6.850%	6/15/2017	4,525	4,437
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	4,350	4,321
Lehman Brothers Holdings, Inc.	6.200%	9/26/2014	9,225	9,304
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,139
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	3,425	3,313
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	11,375	10,934
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	7,625	7,691
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	8,650	8,408
Merrill Lynch&Co., Inc.	5.450%	7/15/2014	1,950	1,933
Merrill Lynch&Co., Inc.	5.000%	1/15/2015	14,325	13,808
Merrill Lynch&Co., Inc.	5.300%	9/30/2015	2,775	2,691
Merrill Lynch&Co., Inc.	6.050%	5/16/2016	6,450	6,459
Merrill Lynch&Co., Inc.	5.700%	5/2/2017	4,650	4,573
Merrill Lynch&Co., Inc.	6.400%	8/28/2017	10,250	10,569
Morgan Stanley Dean Witter	5.300%	3/1/2013	25,500	25,217
Morgan Stanley Dean Witter	4.750%	4/1/2014	13,700	12,932
Morgan Stanley Dean Witter	5.375%	10/15/2015	7,050	6,913
Morgan Stanley Dean Witter	5.750%	10/18/2016	6,400	6,334
Morgan Stanley Dean Witter	5.450%	1/9/2017	9,500	9,185
Morgan Stanley Dean Witter	5.550%	4/27/2017	7,550	7,338
Morgan Stanley Dean Witter	6.250%	8/28/2017	3,300	3,322
Finance Companies (3.4%)
American Express Bank, FSB	6.000%	9/13/2017	3,325	3,257
American Express Centurion Bank	6.000%	9/13/2017	4,125	4,116
American Express Co.	4.875%	7/15/2013	5,800	5,628
American Express Co.	5.500%	9/12/2016	1,400	1,352
American Express Co.	6.150%	8/28/2017	9,325	9,429
2 American Express Co.	6.800%	9/1/2066	2,025	2,082
American Express Credit Corp.	5.300%	12/2/2015	2,000	1,943
American General Finance Corp.	5.850%	6/1/2013	7,450	7,404
American General Finance Corp.	5.750%	9/15/2016	5,725	5,482
BlackRock, Inc.	6.250%	9/15/2017	2,950	2,952
Capital One Bank	6.500%	6/13/2013	3,775	3,850
Capital One Bank	5.125%	2/15/2014	1,375	1,305
Capital One Financial	5.500%	6/1/2015	3,750	3,596
Capital One Financial	6.150%	9/1/2016	4,325	4,151
Capital One Financial	6.750%	9/15/2017	900	921
3 Capmark Financial Group	6.300%	5/10/2017	1,625	1,420
CIT Group Co. of Canada	5.200%	6/1/2015	5,775	5,266
CIT Group, Inc.	5.400%	3/7/2013	2,150	2,022
CIT Group, Inc.	5.000%	2/13/2014	875	796
CIT Group, Inc.	5.125%	9/30/2014	4,525	4,125
CIT Group, Inc.	5.000%	2/1/2015	3,400	3,055
CIT Group, Inc.	5.400%	1/30/2016	2,250	2,048
CIT Group, Inc.	5.850%	9/15/2016	2,750	2,598
CIT Group, Inc.	5.650%	2/13/2017	3,150	2,927
2 CIT Group, Inc.	6.100%	3/15/2067	3,200	2,657
Countrywide Financial Corp.	6.250%	5/15/2016	4,875	4,351
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,043
General Electric Capital Corp.	5.650%	6/9/2014	10,875	10,983
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,821
General Electric Capital Corp.	5.000%	1/8/2016	5,000	4,826
General Electric Capital Corp.	5.375%	10/20/2016	925	914
General Electric Capital Corp.	5.400%	2/15/2017	18,750	18,520
General Electric Capital Corp.	5.625%	9/15/2017	12,900	12,906
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	2,425	2,324
HSBC Finance Corp.	6.375%	11/27/2012	7,150	7,402
HSBC Finance Corp.	4.750%	7/15/2013	8,575	8,167
HSBC Finance Corp.	5.250%	1/15/2014	2,550	2,481
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,252
HSBC Finance Corp.	5.000%	6/30/2015	14,725	13,893
HSBC Finance Corp.	5.500%	1/19/2016	3,500	3,405
International Lease Finance Corp.	5.000%	9/15/2012	8,725	8,509
International Lease Finance Corp.	5.625%	9/20/2013	1,400	1,386
International Lease Finance Corp.	5.650%	6/1/2014	5,100	5,022
iStar Financial Inc.	5.950%	10/15/2013	3,175	2,979
iStar Financial Inc.	5.875%	3/15/2016	5,475	4,869
iStar Financial Inc.	5.850%	3/15/2017	1,100	977
PHH Corp.	7.125%	3/1/2013	2,050	2,110
SLM Corp.	5.375%	1/15/2013	7,725	7,003
SLM Corp.	5.000%	10/1/2013	4,500	3,965
SLM Corp.	5.375%	5/15/2014	4,750	4,179
SLM Corp.	5.050%	11/14/2014	1,400	1,204
Insurance (2.8%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,005
ACE INA Holdings, Inc.	5.700%	2/15/2017	1,950	1,925
AEGON NV	4.750%	6/1/2013	3,475	3,320
Aetna, Inc.	6.000%	6/15/2016	3,850	3,876
Allied World Assurance	7.500%	8/1/2016	3,275	3,419
Allstate Corp.	5.000%	8/15/2014	1,675	1,600
2 Allstate Corp.	6.125%	5/15/2037	2,125	2,084
American International Group, Inc.	4.250%	5/15/2013	5,000	4,720
American International Group, Inc.	5.050%	10/1/2015	8,275	7,944
American International Group, Inc.	5.600%	10/18/2016	875	858
American International Group, Inc.	5.450%	5/18/2017	4,200	4,108
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,095
Assurant, Inc.	5.625%	2/15/2014	2,825	2,736
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,822
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,314
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,812
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	6,800	6,557
2 Chubb Corp.	6.375%	3/29/2037	3,725	3,703
CNA Financial Corp.	5.850%	12/15/2014	2,100	2,072
CNA Financial Corp.	6.500%	8/15/2016	3,400	3,450
Commerce Group, Inc.	5.950%	12/9/2013	900	889
Coventry Health Care Inc.	6.300%	8/15/2014	1,000	1,000
Coventry Health Care Inc.	5.950%	3/15/2017	3,000	2,906
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2067	1,450	1,363
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,079
Genworth Financial, Inc.	5.750%	6/15/2014	4,250	4,255
Genworth Financial, Inc.	4.950%	10/1/2015	1,450	1,365
2 Genworth Financial, Inc.	6.150%	11/15/2066	1,700	1,595
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,153
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	1,975	1,937
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	2,200	2,120
Humana Inc.	6.450%	6/1/2016	2,625	2,663
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,800	3,597
Jefferson Pilot Corp.	4.750%	1/30/2014	4,000	3,744
2 Lincoln National Corp.	6.050%	4/20/2067	2,925	2,816
Loews Corp.	5.250%	3/15/2016	500	477
Marsh&McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,923
Marsh&McLennan Cos., Inc.	5.375%	7/15/2014	1,500	1,454
Marsh&McLennan Cos., Inc.	5.750%	9/15/2015	5,550	5,457
MetLife, Inc.	5.375%	12/15/2012	3,000	3,016
MetLife, Inc.	5.000%	11/24/2013	2,325	2,250
MetLife, Inc.	5.500%	6/15/2014	1,075	1,069
MetLife, Inc.	5.000%	6/15/2015	3,125	2,981
Principal Life Income Funding	5.100%	4/15/2014	4,250	4,128
2 Progressive Corp.	6.700%	6/15/2037	4,225	4,142
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,282
Prudential Financial, Inc.	4.750%	4/1/2014	1,750	1,667
Prudential Financial, Inc.	5.100%	9/20/2014	5,675	5,488
Prudential Financial, Inc.	5.500%	3/15/2016	575	559
Prudential Financial, Inc.	6.100%	6/15/2017	1,750	1,779
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,350	1,321
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,025	2,069
Torchmark Corp.	6.375%	6/15/2016	1,750	1,784
Transatlantic Holdings	5.750%	12/14/2015	4,000	3,926
2 Travelers Cos. Inc.	6.250%	3/15/2037	3,950	3,806
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,450
UnitedHealth Group, Inc.	5.000%	8/15/2014	5,400	5,164
UnitedHealth Group, Inc.	4.875%	3/15/2015	3,825	3,622
3 UnitedHealth Group, Inc.	6.000%	6/15/2017	2,100	2,122
WellPoint Inc.	5.000%	12/15/2014	4,550	4,341
WellPoint Inc.	5.250%	1/15/2016	3,900	3,728
WellPoint Inc.	5.875%	6/15/2017	2,500	2,472
Willis North America Inc.	5.625%	7/15/2015	2,750	2,640
Willis North America Inc.	6.200%	3/28/2017	1,625	1,610
XL Capital Ltd.	5.250%	9/15/2014	4,025	3,887
2 XL Capital Ltd.	6.500%	12/15/2049	2,950	2,639
Real Estate Investment Trusts (1.4%)
Archstone-Smith Operating Trust	5.625%	8/15/2014	1,500	1,483
Archstone-Smith Operating Trust	5.250%	5/1/2015	4,925	4,752
Arden Realty LP	5.250%	3/1/2015	1,250	1,210
AvalonBay Communities, Inc.	6.125%	11/1/2012	1,000	1,023
AvalonBay Communities, Inc.	5.750%	9/15/2016	1,750	1,702
Boston Properties, Inc.	6.250%	1/15/2013	5,225	5,371
Boston Properties, Inc.	5.625%	4/15/2015	1,700	1,659
Brandywine Operating Partnership	5.400%	11/1/2014	2,250	2,141
Camden Property Trust	5.700%	5/15/2017	2,300	2,237
Colonial Realty LP	5.500%	10/1/2015	1,800	1,715
Developers Diversified Realty Corp.	5.375%	10/15/2012	1,875	1,830
Duke Realty LP	5.950%	2/15/2017	750	722
ERP Operating LP	5.500%	10/1/2012	750	737
ERP Operating LP	5.200%	4/1/2013	1,000	966
ERP Operating LP	5.250%	9/15/2014	4,025	3,784
ERP Operating LP	5.125%	3/15/2016	5,000	4,626
ERP Operating LP	5.375%	8/1/2016	475	443
ERP Operating LP	5.750%	6/15/2017	1,675	1,602
Health Care Property Investors, Inc.	5.650%	12/15/2013	2,250	2,156
Health Care Property Investors, Inc.	6.300%	9/15/2016	275	269
Health Care Property Investors, Inc.	6.000%	1/30/2017	3,750	3,588
Health Care REIT, Inc.	6.000%	11/15/2013	4,725	4,706
Health Care REIT, Inc.	6.200%	6/1/2016	925	890
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,692
Hospitality Properties	5.125%	2/15/2015	2,200	2,009
Hospitality Properties	5.625%	3/15/2017	2,500	2,309
HRPT Properties Trust	6.250%	8/15/2016	5,150	5,037
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,307
Liberty Property LP	5.125%	3/2/2015	4,450	4,112
National Retail Properties	6.875%	10/15/2017	1,875	1,863
ProLogis	5.500%	3/1/2013	2,000	1,965
ProLogis	5.625%	11/15/2015	2,800	2,705
ProLogis	5.750%	4/1/2016	3,000	2,926
ProLogis	5.625%	11/15/2016	1,925	1,858
Regency Centers LP	5.250%	8/1/2015	1,000	931
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,287
Simon Property Group Inc.	5.100%	6/15/2015	1,800	1,688
Simon Property Group Inc.	5.750%	12/1/2015	4,600	4,475
Simon Property Group Inc.	6.100%	5/1/2016	1,800	1,796
Simon Property Group Inc.	5.250%	12/1/2016	5,950	5,571
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	1,725	1,690
Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/2017	1,600	1,576

				1,264,546

Industrial (17.2%)
Basic Industry (1.3%)
Alcan, Inc.	4.875%	9/15/2012	1,000	980
Alcan, Inc.	4.500%	5/15/2013	2,825	2,685
Alcan, Inc.	5.200%	1/15/2014	1,500	1,462
Alcan, Inc.	5.000%	6/1/2015	1,575	1,495
Alcoa, Inc.	5.375%	1/15/2013	2,000	1,969
Alcoa, Inc.	5.550%	2/1/2017	1,900	1,834
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	1,951
BHP Billiton Finance	4.800%	4/15/2013	6,775	6,543
BHP Billiton Finance	5.250%	12/15/2015	2,725	2,644
BHP Finance USA Ltd.	5.400%	3/29/2017	2,300	2,245
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,455
Celulosa Arauco Constitution SA	5.625%	4/20/2015	5,150	5,008
Commercial Metals Co.	6.500%	7/15/2017	1,650	1,705
Dow Chemical Co.	6.000%	10/1/2012	3,575	3,676
E.I. du Pont de Nemours&Co.	4.750%	11/15/2012	2,500	2,443
E.I. du Pont de Nemours&Co.	4.125%	3/6/2013	1,500	1,415
E.I. du Pont de Nemours&Co.	5.250%	12/15/2016	2,175	2,104
ICI Wilmington	5.625%	12/1/2013	1,600	1,614
Inco Ltd.	5.700%	10/15/2015	1,675	1,635
International Paper Co.	5.850%	10/30/2012	888	896
International Paper Co.	5.300%	4/1/2015	175	169
International Paper Co.	5.250%	4/1/2016	2,950	2,771
International Steel Group, Inc.	6.500%	4/15/2014	5,000	4,988
Lubrizol Corp.	5.500%	10/1/2014	2,575	2,484
Noranda, Inc.	6.000%	10/15/2015	2,025	2,020
Plum Creek Timber Co.	5.875%	11/15/2015	1,650	1,609
Potash Corp. of Saskatchewan	4.875%	3/1/2013	2,975	2,878
Praxair, Inc.	3.950%	6/1/2013	2,500	2,321
Praxair, Inc.	5.375%	11/1/2016	700	685
Praxair, Inc.	5.200%	3/15/2017	1,500	1,445
Reliance Steel&Aluminum	6.200%	11/15/2016	650	642
Rohm&Haas Co.	5.600%	3/15/2013	800	801
Rohm&Haas Co.	6.000%	9/15/2017	2,050	2,053
Temple Inland Inc.	6.625%	1/15/2016	1,500	1,470
US Steel Corp.	5.650%	6/1/2013	900	879
US Steel Corp.	6.050%	6/1/2017	1,500	1,418
Vale Overseas Ltd.	6.250%	1/11/2016	5,825	5,883
Vale Overseas Ltd.	6.250%	1/23/2017	2,575	2,610
WMC Finance USA	5.125%	5/15/2013	1,600	1,577
Capital Goods (1.8%)
2,3 BAE Systems Asset Trust	7.156%	12/15/2011	468	490
Boeing Capital Corp.	5.800%	1/15/2013	2,250	2,302
Boeing Co.	5.125%	2/15/2013	4,575	4,542
Brascan Corp.	7.125%	6/15/2012	1,000	1,067
Caterpillar Financial Services Corp.	4.750%	2/17/2015	7,625	7,247
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,130
CRH America Inc.	5.300%	10/15/2013	2,075	1,994
CRH America Inc.	6.000%	9/30/2016	6,125	5,948
Deere&Co.	6.950%	4/25/2014	6,230	6,776
Embraer Overseas Ltd.	6.375%	1/24/2017	700	681
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,830
General Dynamics Corp.	4.250%	5/15/2013	6,850	6,451
General Electric Co.	5.000%	2/1/2013	23,650	23,477
Hanson PLC	5.250%	3/15/2013	3,775	3,640
Hanson PLC	6.125%	8/15/2016	1,000	973
Honeywell International, Inc.	5.400%	3/15/2016	1,825	1,812
Honeywell International, Inc.	5.300%	3/15/2017	1,000	975
John Deere Capital Corp.	5.500%	4/13/2017	2,300	2,283
Joy Global, Inc.	6.000%	11/15/2016	1,275	1,269
Lafarge SA	6.500%	7/15/2016	5,800	5,885
Lockheed Martin Corp.	7.650%	5/1/2016	3,000	3,362
Masco Corp.	4.800%	6/15/2015	4,875	4,409
Masco Corp.	6.125%	10/3/2016	3,675	3,609
Mohawk Industries Inc.	6.125%	1/15/2016	6,275	6,273
Northrop Grumman Corp.	7.750%	3/1/2016	2,900	3,295
Owens Corning, Inc.	6.500%	12/1/2016	2,600	2,515
Raytheon Co.	5.500%	11/15/2012	1,250	1,258
Raytheon Co.	5.375%	4/1/2013	725	716
Tyco International Group SA	6.000%	11/15/2013	4,800	4,876
United Technologies Corp.	4.875%	5/1/2015	6,425	6,171
Waste Management, Inc.	6.375%	11/15/2012	1,000	1,035
Waste Management, Inc.	5.000%	3/15/2014	625	596
Communication (4.4%)
America Movil SA de C.V.	5.500%	3/1/2014	5,650	5,565
America Movil SA de C.V.	5.750%	1/15/2015	1,525	1,521
AT&T Inc.	5.100%	9/15/2014	20,475	19,859
AT&T Inc.	5.625%	6/15/2016	5,650	5,617
BellSouth Corp.	4.750%	11/15/2012	5,450	5,313
BellSouth Corp.	5.200%	9/15/2014	200	193
BellSouth Corp.	5.200%	12/15/2016	350	338
CenturyTel, Inc.	5.000%	2/15/2015	1,000	934
CenturyTel, Inc.	6.000%	4/1/2017	2,475	2,444
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	8,485	9,524
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,700	2,017
Comcast Corp.	5.300%	1/15/2014	11,765	11,435
Comcast Corp.	6.500%	1/15/2015	3,825	3,943
Comcast Corp.	5.850%	11/15/2015	2,300	2,290
Comcast Corp.	5.900%	3/15/2016	5,900	5,866
Comcast Corp.	4.950%	6/15/2016	2,175	2,018
Comcast Corp.	6.500%	1/15/2017	1,575	1,628
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,118
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,769
Cox Communications, Inc.	5.450%	12/15/2014	10,225	9,912
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,209
Deutsche Telekom International Finance	5.250%	7/22/2013	7,600	7,485
Deutsche Telekom International Finance	5.750%	3/23/2016	2,725	2,698
Embarq Corp.	7.082%	6/1/2016	12,675	13,132
IAC/InteractiveCorp	7.000%	1/15/2013	2,175	2,248
News America Holdings, Inc.	9.250%	2/1/2013	1,325	1,534
News America Inc.	5.300%	12/15/2014	8,350	8,165
Nextel Communications	6.875%	10/31/2013	6,000	6,045
Nextel Communications	5.950%	3/15/2014	6,300	6,018
Nextel Communications	7.375%	8/1/2015	9,400	9,558
Omnicom Group Inc.	5.900%	4/15/2016	6,400	6,346
Qwest Communications International Inc.	7.500%	10/1/2014	3,125	3,254
3 Qwest Communications International Inc.	6.500%	6/1/2017	3,125	3,063
R.R. Donnelley&Sons Co.	4.950%	4/1/2014	2,550	2,399
R.R. Donnelley&Sons Co.	5.500%	5/15/2015	2,365	2,282
R.R. Donnelley&Sons Co.	6.125%	1/15/2017	1,750	1,742
Rogers Cable Inc.	5.500%	3/15/2014	5,000	4,794
Rogers Wireless Inc.	6.375%	3/1/2014	8,000	8,060
Sprint Nextel Corp.	6.000%	12/1/2016	6,500	6,248
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,483
Telecom Italia Capital	5.250%	11/15/2013	2,875	2,805
Telecom Italia Capital	4.950%	9/30/2014	13,225	12,486
Telecom Italia Capital	5.250%	10/1/2015	2,850	2,706
Tele-Communications, Inc.	7.875%	8/1/2013	5,401	5,926
Telefonica Emisiones SAU	5.855%	2/4/2013	2,100	2,132
Telefonica Emisiones SAU	6.421%	6/20/2016	7,300	7,511
Telefonica Emisiones SAU	6.221%	7/3/2017	2,950	3,004
Telefonos de Mexico SA	5.500%	1/27/2015	4,500	4,382
Time Warner Entertainment	8.875%	10/1/2012	2,500	2,849
3 Time Warner, Inc.	5.850%	5/1/2017	9,400	9,152
Verizon Communications Corp.	5.550%	2/15/2016	12,150	12,014
Verizon Florida, Inc.	6.125%	1/15/2013	1,500	1,517
Verizon Global Funding Corp.	7.375%	9/1/2012	2,800	3,047
Verizon Global Funding Corp.	4.900%	9/15/2015	2,000	1,898
Verizon Virginia, Inc.	4.625%	3/15/2013	4,300	4,094
Vodafone Group PLC	5.000%	12/16/2013	900	868
Vodafone Group PLC	5.375%	1/30/2015	8,475	8,248
Vodafone Group PLC	5.000%	9/15/2015	2,900	2,749
Vodafone Group PLC	5.750%	3/15/2016	3,700	3,644
Vodafone Group PLC	5.625%	2/27/2017	3,000	2,918
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,187
Consumer Cyclical (2.6%)
Brinker International	5.750%	6/1/2014	1,700	1,628
Centex Corp.	5.450%	8/15/2012	1,125	1,006
Centex Corp.	5.125%	10/1/2013	3,300	2,858
Centex Corp.	5.700%	5/15/2014	1,000	871
Centex Corp.	6.500%	5/1/2016	2,900	2,620
Costco Wholesale Corp.	5.500%	3/15/2017	5,950	5,818
CVS Corp.	4.875%	9/15/2014	1,675	1,581
CVS Corp.	6.125%	8/15/2016	2,600	2,599
CVS Corp.	5.750%	6/1/2017	6,075	5,943
D.R. Horton, Inc.	5.625%	9/15/2014	1,000	841
D.R. Horton, Inc.	5.250%	2/15/2015	4,000	3,246
D.R. Horton, Inc.	5.625%	1/15/2016	750	617
D.R. Horton, Inc.	6.500%	4/15/2016	2,925	2,546
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	10,575	10,987
Federated Retail Holding	5.900%	12/1/2016	4,275	4,091
Home Depot Inc.	5.250%	12/16/2013	4,450	4,255
Home Depot Inc.	5.400%	3/1/2016	12,300	11,525
ITT Corp.	7.375%	11/15/2015	3,150	3,260
J.C. Penney Co., Inc.	7.950%	4/1/2017	1,650	1,796
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	980
Johnson Controls, Inc.	5.500%	1/15/2016	3,000	2,932
Lennar Corp.	5.950%	3/1/2013	3,100	2,766
Lennar Corp.	5.600%	5/31/2015	3,375	2,861
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,857
Limited Brands Inc.	6.900%	7/15/2017	2,000	2,003
Lowe's Cos., Inc.	5.000%	10/15/2015	4,275	4,024
Lowe's Cos., Inc.	5.400%	10/15/2016	2,000	1,932
Lowe's Cos., Inc.	6.100%	9/15/2017	600	605
Marriott International	6.200%	6/15/2016	2,600	2,598
Marriott International	6.375%	6/15/2017	2,450	2,461
May Department Stores Co.	5.750%	7/15/2014	3,600	3,477
McDonald's Corp.	5.300%	3/15/2017	750	728
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,439
Pulte Homes, Inc.	6.250%	2/15/2013	1,000	886
Pulte Homes, Inc.	5.250%	1/15/2014	2,750	2,277
Pulte Homes, Inc.	5.200%	2/15/2015	550	451
Starwood Hotel Resorts	6.250%	2/15/2013	1,900	1,895
Target Corp.	4.000%	6/15/2013	6,020	5,575
Target Corp.	5.875%	7/15/2016	5,175	5,194
The Walt Disney Co.	5.625%	9/15/2016	5,375	5,366
The Walt Disney Co.	6.000%	7/17/2017	2,025	2,078
Time Warner, Inc.	9.125%	1/15/2013	3,700	4,244
Time Warner, Inc.	5.875%	11/15/2016	7,850	7,664
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,452
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	919
Toll Brothers, Inc.	5.150%	5/15/2015	2,150	1,863
Viacom Inc.	6.250%	4/30/2016	6,800	6,814
Wal-Mart Stores, Inc.	4.550%	5/1/2013	3,750	3,642
Wal-Mart Stores, Inc.	7.250%	6/1/2013	2,300	2,473
Wal-Mart Stores, Inc.	4.500%	7/1/2015	7,025	6,532
Wal-Mart Stores, Inc.	5.375%	4/5/2017	4,900	4,809
Western Union Co.	5.930%	10/1/2016	3,800	3,736
Wyndham Worldwide	6.000%	12/1/2016	1,900	1,838
Yum! Brands, Inc.	6.250%	4/15/2016	2,525	2,524
Consumer Noncyclical (3.9%)
Abbott Laboratories	4.350%	3/15/2014	4,350	4,053
Abbott Laboratories	5.875%	5/15/2016	7,300	7,426
Allergan Inc.	5.750%	4/1/2016	3,300	3,292
Altria Group, Inc.	7.000%	11/4/2013	5,250	5,715
AmerisourceBergen Corp.	5.625%	9/15/2012	1,475	1,464
AmerisourceBergen Corp.	5.875%	9/15/2015	4,425	4,344
Amgen Inc.	4.850%	11/18/2014	4,125	3,885
3 Amgen Inc.	5.850%	6/1/2017	3,775	3,726
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,113
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	1,725	1,703
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,030
AstraZeneca PLC	5.900%	9/15/2017	9,625	9,814
Baxter International, Inc.	4.625%	3/15/2015	3,150	2,940
Baxter International, Inc.	5.900%	9/1/2016	2,600	2,620
Bottling Group LLC	4.625%	11/15/2012	6,000	5,884
Bottling Group LLC	5.000%	11/15/2013	1,500	1,462
Bottling Group LLC	5.500%	4/1/2016	4,525	4,501
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,900	2,780
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,925	1,792
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	1,949
3 Cardinal Health, Inc.	6.300%	10/15/2016	1,250	1,239
3 Cardinal Health, Inc.	6.000%	6/15/2017	900	901
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,210
Clorox Co.	5.000%	1/15/2015	3,700	3,526
Coca-Cola HBC Finance	5.125%	9/17/2013	2,400	2,337
Diageo Capital PLC	5.500%	9/30/2016	6,300	6,093
Diageo Finance BV	5.300%	10/28/2015	2,675	2,593
Eli Lilly&Co.	5.200%	3/15/2017	4,925	4,789
Fisher Scientific International Inc.	6.125%	7/1/2015	4,000	3,870
Fortune Brands Inc.	5.375%	1/15/2016	5,550	5,264
Genentech Inc.	4.750%	7/15/2015	2,900	2,741
General Mills, Inc.	5.650%	9/10/2012	2,200	2,219
General Mills, Inc.	5.700%	2/15/2017	5,975	5,898
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	8,075	7,574
Hasbro Inc.	6.300%	9/15/2017	2,175	2,170
Hershey Foods Corp.	5.450%	9/1/2016	2,100	2,038
Hospira, Inc.	5.900%	6/15/2014	675	669
Hospira, Inc.	6.050%	3/30/2017	2,000	1,965
Johnson&Johnson	3.800%	5/15/2013	3,000	2,816
Johnson&Johnson	5.550%	8/15/2017	3,625	3,689
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	980
Kimberly-Clark Corp.	6.125%	8/1/2017	7,000	7,232
Kraft Foods, Inc.	5.250%	10/1/2013	7,250	7,163
Kraft Foods, Inc.	6.500%	8/11/2017	8,250	8,541
Kroger Co.	5.500%	2/1/2013	275	275
Kroger Co.	4.950%	1/15/2015	6,825	6,407
Kroger Co.	6.400%	8/15/2017	375	382
Laboratory Corp. of America	5.500%	2/1/2013	2,500	2,389
Laboratory Corp. of America	5.625%	12/15/2015	1,250	1,202
Mckesson Corp.	5.250%	3/1/2013	3,825	3,781
Mckesson Corp.	5.700%	3/1/2017	1,000	977
Medco Health Solutions	7.250%	8/15/2013	3,500	3,698
Medtronic Inc.	4.750%	9/15/2015	3,200	3,012
Merck&Co.	4.375%	2/15/2013	2,975	2,840
Merck&Co.	4.750%	3/1/2015	3,475	3,322
PepsiAmericas Inc.	4.875%	1/15/2015	2,875	2,717
PepsiAmericas Inc.	5.000%	5/15/2017	750	707
Pfizer, Inc.	4.500%	2/15/2014	3,375	3,234
Procter&Gamble Co.	4.950%	8/15/2014	9,125	8,974
Quest Diagnostic, Inc.	5.450%	11/1/2015	3,200	3,067
Quest Diagnostic, Inc.	6.400%	7/1/2017	1,325	1,342
Reynolds American Inc.	7.250%	6/1/2013	5,000	5,281
Reynolds American Inc.	6.750%	6/15/2017	5,000	5,125
Safeway, Inc.	6.350%	8/15/2017	1,875	1,912
Schering-Plough Corp.	5.550%	12/1/2013	5,750	5,712
Schering-Plough Corp.	6.000%	9/15/2017	3,350	3,363
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	2,225	2,160
Tyson Foods, Inc.	6.850%	4/1/2016	2,950	3,021
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	3,350	3,186
Wyeth	5.500%	3/15/2013	13,950	14,194
Wyeth	5.500%	2/1/2014	7,175	7,137
Wyeth	5.450%	4/1/2017	1,250	1,216
Energy (1.5%)
Anadarko Petroleum Corp.	5.950%	9/15/2016	10,825	10,730
Apache Corp.	5.250%	4/15/2013	1,825	1,825
Apache Corp.	5.625%	1/15/2017	3,250	3,210
Canadian Natural Resources	4.900%	12/1/2014	2,950	2,801
Canadian Natural Resources	6.000%	8/15/2016	3,350	3,332
Canadian Natural Resources	5.700%	5/15/2017	4,450	4,334
ConocoPhillips Canada	5.625%	10/15/2016	14,325	14,321
Diamond Offshore Drilling	4.875%	7/1/2015	2,050	1,912
Encana Corp.	4.750%	10/15/2013	1,125	1,071
Encana Holdings Finance Corp.	5.800%	5/1/2014	5,575	5,593
EOG Resources Inc.	5.875%	9/15/2017	3,300	3,309
Global Santa Fe	5.000%	2/15/2013	1,000	965
Marathon Oil Corp.	6.000%	10/1/2017	3,900	3,921
Nexen, Inc.	5.050%	11/20/2013	3,000	2,918
Nexen, Inc.	5.650%	5/15/2017	1,850	1,791
Petro-Canada	4.000%	7/15/2013	1,800	1,659
Petro-Canada Financial Partnership	5.000%	11/15/2014	3,375	3,223
Questar Market Resources	6.050%	9/1/2016	600	602
Shell International Finance	5.200%	3/22/2017	2,775	2,710
Sunoco, Inc.	4.875%	10/15/2014	950	895
Sunoco, Inc.	5.750%	1/15/2017	2,075	2,033
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,059
Valero Energy Corp.	4.750%	6/15/2013	4,500	4,288
Valero Energy Corp.	6.125%	6/15/2017	4,000	4,019
Weatherford International Inc.	5.500%	2/15/2016	3,000	2,885
3 Weatherford International Inc.	6.350%	6/15/2017	2,300	2,337
XTO Energy, Inc.	6.250%	4/15/2013	3,775	3,922
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,615
XTO Energy, Inc.	5.000%	1/31/2015	400	379
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,562
XTO Energy, Inc.	6.250%	8/1/2017	2,825	2,862
Technology (1.1%)
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,045
Avnet Inc.	6.625%	9/15/2016	3,000	3,072
Cisco Systems Inc.	5.500%	2/22/2016	15,875	15,770
Computer Sciences Corp.	5.000%	2/15/2013	600	575
Electronic Data Systems	6.500%	8/1/2013	4,075	4,097
Equifax Inc.	6.300%	7/1/2017	650	656
Harris Corp.	5.000%	10/1/2015	1,425	1,327
Hewlett-Packard Co.	5.400%	3/1/2017	2,750	2,714
International Business Machines Corp.	4.750%	11/29/2012	975	961
International Business Machines Corp.	7.500%	6/15/2013	6,600	7,317
International Business Machines Corp.	5.700%	9/14/2017	5,000	5,034
Intuit Inc.	5.750%	3/15/2017	2,025	1,936
National Semiconductor	6.600%	6/15/2017	2,325	2,370
Oracle Corp.	5.250%	1/15/2016	8,625	8,422
Pitney Bowes, Inc.	4.625%	10/1/2012	250	245
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,400
Pitney Bowes, Inc.	4.875%	8/15/2014	2,025	1,939
Pitney Bowes, Inc.	5.000%	3/15/2015	3,825	3,636
Pitney Bowes, Inc.	4.750%	1/15/2016	2,550	2,368
Pitney Bowes, Inc.	5.750%	9/15/2017	1,000	1,002
Xerox Corp.	7.625%	6/15/2013	2,275	2,366
Xerox Corp.	6.400%	3/15/2016	5,700	5,774
Xerox Corp.	6.750%	2/1/2017	1,850	1,939
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	6,350	6,217
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,890
Canadian National Railway Co.	5.800%	6/1/2016	1,950	1,953
Canadian National Railway Co.	5.850%	11/15/2017	500	501
Continental Airlines, Inc.	6.563%	2/15/2012	500	518
CSX Corp.	5.750%	3/15/2013	525	524
CSX Corp.	5.600%	5/1/2017	2,500	2,396
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	2,986
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,691
Ryder System Inc.	5.850%	3/1/2014	1,350	1,368
Ryder System Inc.	5.850%	11/1/2016	1,000	981
Southwest Airlines Co.	5.250%	10/1/2014	2,000	1,920
Southwest Airlines Co.	5.750%	12/15/2016	1,300	1,259
Southwest Airlines Co.	5.125%	3/1/2017	650	598
Union Pacific Corp.	5.450%	1/31/2013	50	50
Union Pacific Corp.	4.875%	1/15/2015	2,000	1,897
Union Pacific Corp.	7.000%	2/1/2016	550	584
Union Pacific Corp.	5.650%	5/1/2017	3,300	3,208
2 United Air Lines Inc.	6.636%	7/2/2022	2,050	2,009
Other (0.1%)
Black&Decker Corp.	5.750%	11/15/2016	1,925	1,855
Cooper Industries, Inc.	5.250%	11/15/2012	1,400	1,394
Dover Corp.	4.875%	10/15/2015	2,400	2,272

				1,156,298

Utilities (3.6%)
Electric (2.5%)
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,781
Arizona Public Service Co.	5.800%	6/30/2014	500	495
Arizona Public Service Co.	4.650%	5/15/2015	3,825	3,513
Baltimore Gas&Electric Co.	5.900%	10/1/2016	2,250	2,246
Carolina Power&Light Co.	5.125%	9/15/2013	6,920	6,763
Carolina Power&Light Co.	5.250%	12/15/2015	3,000	2,936
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,070
CenterPoint Energy Houston	5.750%	1/15/2014	500	501
Cincinnati Gas&Electric Co.	5.700%	9/15/2012	3,900	3,954
Cleveland Electric Illumination Co.	5.650%	12/15/2013	500	492
Commonwealth Edison Co.	4.700%	4/15/2015	700	646
Commonwealth Edison Co.	5.950%	8/15/2016	2,000	1,993
Commonwealth Edison Co.	6.150%	9/15/2017	1,000	1,013
Consolidated Edison Co. of New York	4.875%	2/1/2013	5,000	4,860
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,850	1,827
Constellation Energy Group, Inc.	4.550%	6/15/2015	3,750	3,401
Consumers Energy Co.	5.375%	4/15/2013	2,500	2,490
Consumers Energy Co.	5.500%	8/15/2016	3,425	3,355
Dayton Power&Light	5.125%	10/1/2013	1,875	1,844
Dominion Resources, Inc.	5.000%	3/15/2013	1,500	1,456
Dominion Resources, Inc.	5.150%	7/15/2015	7,925	7,544
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,026
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,380
Exelon Corp.	4.900%	6/15/2015	3,425	3,169
Exelon Generation Co. LLC	5.350%	1/15/2014	1,000	973
Florida Power&Light Co.	4.850%	2/1/2013	3,000	2,949
Florida Power Corp.	4.800%	3/1/2013	3,000	2,899
2 FPL Group Capital, Inc.	6.350%	10/1/2066	1,825	1,739
2 FPL Group Capital, Inc.	6.650%	6/15/2067	1,700	1,632
2 FPL Group Capital, Inc.	7.300%	9/1/2067	1,000	1,034
Georgia Power Co.	5.700%	6/1/2017	5,000	5,000
Jersey Central Power&Light	5.625%	5/1/2016	5,675	5,516
3 Jersey Central Power&Light	5.650%	6/1/2017	2,550	2,476
Metropolitan Edison	4.875%	4/1/2014	1,000	944
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	3,999
MidAmerican Energy Co.	5.950%	7/15/2017	925	946
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	3,000	3,044
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	578
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,907
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	2,450	2,374
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,533
NiSource Finance Corp.	5.400%	7/15/2014	1,025	977
NStar Electric Co.	4.875%	10/15/2012	1,925	1,903
NStar Electric Co.	4.875%	4/15/2014	2,350	2,254
Ohio Edison	6.400%	7/15/2016	1,200	1,221
Ohio Power Co.	5.500%	2/15/2013	2,000	1,997
Ohio Power Co.	6.000%	6/1/2016	2,425	2,404
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,175	2,181
Pacific Gas&Electric Co.	4.800%	3/1/2014	7,100	6,695
3 Pennsylvania Electric Co.	6.050%	9/1/2017	450	449
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,537
PPL Energy Supply LLC	6.200%	5/15/2016	5,500	5,489
PSE&G Power LLC	5.500%	12/1/2015	5,250	5,106
PSI Energy Inc.	5.000%	9/15/2013	1,125	1,080
PSI Energy Inc.	6.050%	6/15/2016	1,500	1,524
Public Service Co. of Colorado	7.875%	10/1/2012	4,775	5,280
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,001
Public Service Electric&Gas	5.375%	9/1/2013	2,000	1,982
Southern California Edison Co.	5.000%	1/15/2014	2,000	1,955
Southern California Edison Co.	4.650%	4/1/2015	2,625	2,485
Southern California Edison Co.	5.000%	1/15/2016	925	879
Southern Power Co.	4.875%	7/15/2015	1,125	1,055
Southwestern Electric Power	5.550%	1/15/2017	1,500	1,470
Transalta Corp.	6.750%	7/15/2012	125	130
TXU Energy Co.	7.000%	3/15/2013	4,250	4,666
Union Electric Co.	5.400%	2/1/2016	300	292
Virginia Electric&Power Co.	5.400%	1/15/2016	4,450	4,337
2 Wisconsin Energy Corp.	6.250%	5/15/2067	1,700	1,586
Natural Gas (1.1%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,950
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,196
Boardwalk Pipelines LLC	5.500%	2/1/2017	3,725	3,583
CenterPoint Energy Resources	7.875%	4/1/2013	4,250	4,667
CenterPoint Energy Resources	6.150%	5/1/2016	1,350	1,343
Consolidated Natural Gas	5.000%	12/1/2014	3,125	2,950
Duke Capital Corp.	6.250%	2/15/2013	2,150	2,227
Duke Capital Corp.	5.500%	3/1/2014	1,000	977
Duke Capital Corp.	5.668%	8/15/2014	1,000	982
3 El Paso Natural Gas Co.	5.950%	4/15/2017	1,700	1,660
Enbridge Inc.	5.600%	4/1/2017	4,050	3,912
Energy Transfer Partners LP	5.950%	2/1/2015	3,275	3,182
Energy Transfer Partners LP	6.125%	2/15/2017	850	820
Enterprise Products Operating LP	5.600%	10/15/2014	4,750	4,640
Enterprise Products Operating LP	6.300%	9/15/2017	1,025	1,029
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	2,200	2,102
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	3,450	3,273
Kinder Morgan Energy Partners LP	6.000%	2/1/2017	1,000	984
Magellan Midstream Partners, LP	5.650%	10/15/2016	650	632
National Grid PLC	6.300%	8/1/2016	4,275	4,353
ONEOK Inc.	5.200%	6/15/2015	3,100	2,956
ONEOK Partners, LP	6.150%	10/1/2016	5,125	5,098
Plains All American Pipeline LP	6.125%	1/15/2017	2,500	2,499
San Diego Gas&Electric	5.300%	11/15/2015	300	294
Sempra Energy	6.000%	2/1/2013	1,925	1,951
3 Southern Natural Gas	5.900%	4/1/2017	6,525	6,314
Texas Gas Transmission	4.600%	6/1/2015	500	465
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,824
2 Trans-Canada Pipelines	6.350%	5/15/2067	4,150	3,969
Valero Logistics	6.050%	3/15/2013	2,000	2,009

				246,074

Total Corporate Bonds
(Cost $2,723,435)				2,672,281

Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,447
Asian Development Bank	6.640%	5/27/2014	521	565
Asian Development Bank	5.500%	6/27/2016	2,900	3,003
Asian Development Bank	5.250%	6/12/2017	2,300	2,340
China Development Bank	4.750%	10/8/2014	2,700	2,600
China Development Bank	5.000%	10/15/2015	3,450	3,344
Corp. Andina de Fomento	5.200%	5/21/2013	3,500	3,462
Corp. Andina de Fomento	5.750%	1/12/2017	950	938
Development Bank of Japan	4.250%	6/9/2015	2,325	2,211
Development Bank of Japan	5.125%	2/1/2017	1,700	1,706
Eksportfinans	5.500%	5/25/2016	3,125	3,181
Eksportfinans	5.500%	6/26/2017	4,600	4,747
European Bank for Reconstruction&Development	5.000%	5/19/2014	3,400	3,418
European Investment Bank	4.625%	5/15/2014	12,350	12,110
European Investment Bank	4.875%	2/16/2016	9,250	9,170
European Investment Bank	5.125%	9/13/2016	12,050	12,138
European Investment Bank	4.875%	1/17/2017	16,975	16,790
European Investment Bank	5.125%	5/30/2017	7,900	7,931
Export-Import Bank of Korea	5.125%	3/16/2015	4,800	4,723
Financement Quebec	5.000%	10/25/2012	2,000	2,015
Inter-American Development Bank	4.375%	9/20/2012	6,500	6,414
Inter-American Development Bank	4.500%	9/15/2014	3,000	2,942
Inter-American Development Bank	4.250%	9/14/2015	9,420	9,007
Inter-American Development Bank	5.125%	9/13/2016	6,700	6,792
International Bank for Reconstruction&Development	3.625%	5/21/2013	2,500	2,392
International Bank for Reconstruction&Development	5.000%	4/1/2016	7,375	7,359
Japan Finance Corp.	4.625%	4/21/2015	5,600	5,442
Japan Finance Corp.	5.000%	5/16/2017	3,800	3,749
Korea Development Bank	5.750%	9/10/2013	6,675	6,899
Korea Electric Power	7.750%	4/1/2013	2,300	2,574
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	6,475	6,125
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	24,975	25,104
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	6,525	6,506
Landwirtschaftliche Rentenbank	5.125%	2/1/2017	7,500	7,603
^ Nordic Investment Bank	5.000%	2/1/2017	3,000	3,022
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,600	2,536
Oesterreichische Kontrollbank	4.875%	2/16/2016	5,000	4,971
Oesterreichische Kontrollbank	5.000%	4/25/2017	2,750	2,738
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,350
Pemex Project Funding Master Trust	7.375%	12/15/2014	4,825	5,305
Pemex Project Funding Master Trust	5.750%	12/15/2015	11,515	11,515
People's Republic of China	4.750%	10/29/2013	5,000	4,915
Petrobras International Finance	6.125%	10/6/2016	6,975	7,040
Province of Manitoba	7.500%	2/22/2010	1,000	1,061
Province of Manitoba	4.900%	12/6/2016	500	493
Province of Ontario	4.750%	1/19/2016	16,725	16,356
Province of Ontario	5.450%	4/27/2016	7,100	7,281
Province of Quebec	4.875%	5/5/2014	5,500	5,490
Province of Quebec	4.600%	5/26/2015	4,800	4,606
Province of Quebec	5.000%	3/1/2016	2,000	1,966
Province of Quebec	5.125%	11/14/2016	9,675	9,589
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,112
Quebec Hydro Electric	8.000%	2/1/2013	4,500	5,102
Quebec Hydro Electric	7.500%	4/1/2016	2,500	2,860
Republic of Chile	5.500%	1/15/2013	4,450	4,527
Republic of Hungary	4.750%	2/3/2015	7,350	7,046
Republic of Italy	4.750%	1/25/2016	17,575	17,211
Republic of Italy	5.250%	9/20/2016	26,500	26,842
Republic of Italy	5.375%	6/12/2017	7,000	7,168
Republic of Korea	4.250%	6/1/2013	10,725	10,277
Republic of Korea	4.875%	9/22/2014	250	246
Republic of Poland	5.250%	1/15/2014	4,700	4,590
Republic of Poland	5.000%	10/19/2015	4,500	4,433
Republic of South Africa	6.500%	6/2/2014	5,725	6,038
State of Israel	4.625%	6/15/2013	3,550	3,525
State of Israel	5.125%	3/1/2014	2,000	1,980
State of Israel	5.500%	11/9/2016	4,025	4,061
Swedish Export Credit Corp.	5.125%	3/1/2017	3,000	3,028
United Mexican States	6.375%	1/16/2013	6,574	6,909
United Mexican States	5.875%	1/15/2014	9,325	9,600
United Mexican States	6.625%	3/3/2015	14,200	15,208
United Mexican States	11.375%	9/15/2016	1,725	2,441
United Mexican States	5.625%	1/15/2017	12,525	12,544

Total Sovereign Bonds
(Cost $449,847)				450,729

Taxable Municipal Bond (0.0%)

Wisconsin Public Service Rev.
(Cost $1,347)	4.800%	5/1/2013	1,350	1,320

			Shares

Temporary Cash Investment (1.0%)

4 Vanguard Market Liquidity Fund
(Cost $70,625)	5.153%	70,624,780	70,625

Total Investments (99.7%)
(Cost $6,710,220)				6,717,733

Other Assets and Liabilities—Net (0.3%)				18,725

Net Assets (100%)				6,736,458

^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $50,976,000, representing 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $6,710,220,000. Net unrealized appreciation of investment securities for tax purposes was $7,513,000, consisting of unrealized gains of $73,293,000 on securities that had risen in value since their purchase and $65,780,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (49.1%)

U.S. Government Securities (42.4%)
U.S. Treasury Bond	8.750%	5/15/17	3,865	5,094
U.S. Treasury Bond	8.875%	8/15/17	21,280	28,366
U.S. Treasury Bond	8.875%	2/15/19	6,215	8,452
U.S. Treasury Bond	8.125%	8/15/19	7,735	10,069
U.S. Treasury Bond	8.500%	2/15/20	26,025	34,963
U.S. Treasury Bond	8.750%	5/15/20	51,575	70,722
U.S. Treasury Bond	8.750%	8/15/20	68,900	94,716
U.S. Treasury Bond	7.875%	2/15/21	39,280	50,941
U.S. Treasury Bond	8.125%	5/15/21	2,165	2,868
U.S. Treasury Bond	8.125%	8/15/21	57,900	76,889
U.S. Treasury Bond	8.000%	11/15/21	53,995	71,197
U.S. Treasury Bond	7.250%	8/15/22	2,795	3,493
U.S. Treasury Bond	7.625%	11/15/22	33,775	43,670
U.S. Treasury Bond	7.125%	2/15/23	68,500	85,004
U.S. Treasury Bond	6.250%	8/15/23	50	57
U.S. Treasury Bond	7.500%	11/15/24	300	390
U.S. Treasury Bond	7.625%	2/15/25	46,950	61,828
U.S. Treasury Bond	6.875%	8/15/25	23,475	28,948
U.S. Treasury Bond	6.000%	2/15/26	375	425
U.S. Treasury Bond	6.750%	8/15/26	50,040	61,346
U.S. Treasury Bond	6.500%	11/15/26	800	958
U.S. Treasury Bond	6.625%	2/15/27	33,730	40,971
U.S. Treasury Bond	6.375%	8/15/27	47,265	56,083
U.S. Treasury Bond	6.125%	11/15/27	250	289
U.S. Treasury Bond	5.500%	8/15/28	6,100	6,584
U.S. Treasury Bond	5.250%	11/15/28	670	702
U.S. Treasury Bond	5.250%	2/15/29	800	839
U.S. Treasury Bond	6.125%	8/15/29	3,930	4,585
U.S. Treasury Bond	6.250%	5/15/30	14,030	16,678
U.S. Treasury Bond	5.375%	2/15/31	116,430	124,635
U.S. Treasury Bond	4.500%	2/15/36	57,655	54,619
U.S. Treasury Bond	4.750%	2/15/37	9,040	8,911
U.S. Treasury Note	4.500%	2/15/09	400	403
U.S. Treasury Note	4.750%	2/28/09	8,850	8,940

				1,064,635

Agency Bonds and Notes (6.7%)
1 Federal Home Loan Bank	5.375%	5/15/19	7,250	7,398
1 Federal Home Loan Bank	5.125%	8/15/19	500	499
1 Federal Home Loan Bank	5.250%	12/11/20	6,000	6,034
1 Federal Home Loan Bank	5.625%	6/11/21	2,500	2,593
1 Federal Home Loan Bank	5.625%	3/14/36	1,000	1,036
1 Federal Home Loan Bank	5.500%	7/15/36	3,700	3,816
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	7,018
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,165
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	12,900	15,441
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,175	13,822
1 Federal National Mortgage Assn.	0.000%	10/9/19	8,300	4,478
1 Federal National Mortgage Assn.	6.250%	5/15/29	8,250	9,278
1 Federal National Mortgage Assn.	7.125%	1/15/30	13,475	16,717
1 Federal National Mortgage Assn.	7.250%	5/15/30	15,435	19,431
1 Federal National Mortgage Assn.	6.625%	11/15/30	15,100	17,824
1 Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,414
1 Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,120
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,418
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,459
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	2,968
1 Tennessee Valley Auth.	6.250%	12/15/17	2,600	2,847
1 Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,242
1 Tennessee Valley Auth.	7.125%	5/1/30	3,250	4,052
1 Tennessee Valley Auth.	4.650%	6/15/35	2,825	2,573
1 Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,089
1 Tennessee Valley Auth.	6.150%	1/15/38	2,450	2,724
1 Tennessee Valley Auth.	5.375%	4/1/56	1,850	1,843

				168,299

Total U.S. Government and Agency Obligations
(Cost $1,196,548)				1,232,934

Corporate Bonds (44.4%)

Asset-Backed Securities (0.1%)
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	523
2 PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,787

				3,310

Finance (12.3%)
Banking (5.5%)
ABN AMRO Bank NV	4.650%	6/4/18	2,250	2,016
Abbey National PLC	7.950%	10/26/29	3,925	4,777
Associates Corp. of North America	6.950%	11/1/18	1,150	1,247
BAC Capital Trust XI	6.625%	5/23/36	2,075	2,097
BB&T Corp.	5.250%	11/1/19	1,000	935
BB&T Corp.	6.750%	6/7/36	4,225	4,256
Banc One Corp.	7.750%	7/15/25	2,000	2,291
Banc One Corp.	7.625%	10/15/26	4,350	4,947
Bank of America Corp.	4.375%	12/1/10	900	887
Bank of America Corp.	5.375%	8/15/11	2,225	2,242
Bank of America Corp.	5.375%	6/15/14	600	596
Bank of America Corp.	5.125%	11/15/14	575	563
Bank of America Corp.	6.000%	9/1/17	1,900	1,938
Bank of America Corp.	5.625%	3/8/35	4,975	4,397
Bank of America Corp.	6.000%	10/15/36	4,675	4,586
Bank of America Corp.	6.500%	9/15/37	1,600	1,593
2 Barclays Bank PLC	6.278%	12/29/49	750	653
Citigroup, Inc.	3.500%	2/1/08	1,000	997
Citigroup, Inc.	6.625%	6/15/32	2,750	2,882
Citigroup, Inc.	5.875%	2/22/33	3,750	3,608
Citigroup, Inc.	6.000%	10/31/33	2,200	2,146
Citigroup, Inc.	5.850%	12/11/34	2,300	2,206
Citigroup, Inc.	6.125%	8/25/36	5,425	5,413
Citigroup, Inc.	5.875%	5/29/37	1,375	1,332
Compass Bank	5.900%	4/1/26	1,075	972
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,327
Deutsche Bank Financial, Inc.	6.000%	9/1/17	7,300	7,399
Fifth Third Bank	4.500%	6/1/18	1,550	1,367
First Union Institutional Capital I	8.040%	12/1/26	500	520
Fleet Capital Trust II	7.920%	12/11/26	1,150	1,196
Fleet Financial Group, Inc.	6.875%	1/15/28	400	423
HSBC Bank USA	5.875%	11/1/34	4,100	3,895
HSBC Bank USA	5.625%	8/15/35	5,300	4,819
HSBC Holdings PLC	7.625%	5/17/32	1,050	1,158
HSBC Holdings PLC	7.350%	11/27/32	200	214
HSBC Holdings PLC	6.500%	5/2/36	1,575	1,593
HSBC Holdings PLC	6.500%	9/15/37	1,250	1,250
JP Morgan Chase Capital XXII	6.450%	2/2/37	2,650	2,456
JPM Capital Trust	6.550%	9/29/36	3,375	3,171
JPMorgan Capital Trust	5.875%	3/15/35	2,350	2,097
JPMorgan Chase & Co.	3.625%	5/1/08	500	497
JPMorgan Chase&Co.	5.850%	8/1/35	425	378
JPMorgan Chase&Co.	6.800%	10/1/37	3,150	3,142
Key Bank NA	6.950%	2/1/28	2,768	2,810
NB Capital Trust IV	8.250%	4/15/27	400	416
National City Corp.	6.875%	5/15/19	1,700	1,796
NationsBank Corp.	6.800%	3/15/28	375	396
PNC Bank NA	4.875%	9/21/17	1,500	1,388
Regions Bank	6.450%	6/26/37	2,000	2,062
2 Regions Financial Corp.	6.625%	5/15/47	1,550	1,472
2 Royal Bank of Scotland Group PLC	7.648%	8/29/49	5,375	5,549
State Street Capital Trust	5.250%	10/15/18	1,000	957
SunTrust Banks, Inc.	5.450%	12/1/17	2,350	2,284
2 Suntrust Capital	6.100%	12/1/66	1,650	1,471
Swiss Bank Corp.	7.000%	10/15/15	1,000	1,091
Swiss Bank Corp.	7.375%	6/15/17	550	622
Wachovia Bank NA	5.850%	2/1/37	3,600	3,411
Wachovia Corp.	6.605%	10/1/25	725	731
3 Wachovia Corp.	8.000%	12/15/26	2,300	2,392
Wachovia Corp.	7.500%	4/15/35	150	167
Wachovia Corp.	5.500%	8/1/35	4,000	3,655
Wachovia Corp.	6.550%	10/15/35	125	130
Washington Mutual Bank	6.750%	5/20/36	100	91
Washington Mutual, Inc.	5.250%	9/15/17	3,025	2,780
Wells Fargo&Co.	5.375%	2/7/35	2,450	2,233
Wells Fargo Bank NA	5.950%	8/26/36	1,850	1,802
Wells Fargo Capital X	5.950%	12/15/36	1,650	1,530
Brokerage (2.5%)
Bear Stearns Co., Inc.	6.400%	10/2/17	4,300	4,260
Bear Stearns Co., Inc.	4.650%	7/2/18	1,575	1,343
Goldman Sachs Group, Inc.	6.250%	9/1/17	5,400	5,516
Goldman Sachs Group, Inc.	5.950%	1/15/27	4,600	4,381
Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	5,363
Goldman Sachs Group, Inc.	6.345%	2/15/34	7,225	6,707
Goldman Sachs Group, Inc.	6.750%	10/1/37	5,600	5,628
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,403
Jefferies Group Inc.	6.250%	1/15/36	1,400	1,251
Lehman Brothers Holdings, Inc.	5.875%	11/15/17	1,425	1,346
Lehman Brothers Holdings, Inc.	7.000%	9/27/27	2,050	2,096
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/32	1,550	1,423
Lehman Brothers Holdings, Inc.	6.875%	7/17/37	3,600	3,592
Merrill Lynch&Co., Inc.	6.500%	7/15/18	625	649
Merrill Lynch&Co., Inc.	6.875%	11/15/18	4,075	4,341
Merrill Lynch&Co., Inc.	6.220%	9/15/26	4,775	4,706
Merrill Lynch&Co., Inc.	6.110%	1/29/37	3,500	3,274
Morgan Stanley Dean Witter	6.250%	8/9/26	2,525	2,494
Morgan Stanley Dean Witter	7.250%	4/1/32	2,025	2,285
Finance Companies (1.2%)
CIT Group, Inc.	6.000%	4/1/36	2,800	2,369
Capital One Capital III	7.686%	8/15/36	1,700	1,651
Capital One Capital IV	6.745%	2/17/37	1,100	992
Capital One Financial	6.750%	9/15/17	2,375	2,430
General Electric Capital Corp.	6.750%	3/15/32	15,450	17,115
General Electric Capital Corp.	6.150%	8/7/37	4,925	5,040
SLM Corp.	5.625%	8/1/33	1,950	1,470
Insurance (3.0%)
ACE Capital Trust II	9.700%	4/1/30	850	1,058
AEGON Funding Corp.	5.750%	12/15/20	1,000	972
AXA SA	8.600%	12/15/30	3,700	4,426
Aetna, Inc.	6.625%	6/15/36	2,350	2,390
Allstate Corp.	6.125%	12/15/32	1,250	1,209
Allstate Corp.	5.350%	6/1/33	1,950	1,709
Allstate Corp.	5.550%	5/9/35	1,700	1,536
Allstate Corp.	5.950%	4/1/36	925	878
2 Allstate Corp.	6.500%	5/15/57	1,050	1,011
Ambac, Inc.	5.950%	12/5/35	1,050	928
Ambac, Inc.	6.150%	2/15/37	800	690
American General Capital II	8.500%	7/1/30	850	1,034
American International Group, Inc.	6.250%	5/1/36	3,075	3,120
American International Group, Inc.	6.250%	3/15/37	2,425	2,288
Aon Capital Trust	8.205%	1/1/27	1,075	1,170
Arch Capital Group Ltd.	7.350%	5/1/34	625	644
Assurant, Inc.	6.750%	2/15/34	1,200	1,209
CIGNA Corp.	7.875%	5/15/27	500	558
CIGNA Corp.	6.150%	11/15/36	2,000	1,899
Chubb Corp.	6.000%	5/11/37	1,625	1,562
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,073
Cincinnati Financial Corp.	6.125%	11/1/34	850	831
Endurance Specialty Holdings	7.000%	7/15/34	700	692
GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	416
GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,985
GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	465
Genworth Financial, Inc.	6.500%	6/15/34	825	810
Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	612
Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	1,176
Humana Inc.	6.300%	8/1/18	750	745
Lincoln National Corp.	6.150%	4/7/36	1,475	1,414
Loews Corp.	6.000%	2/1/35	800	736
MBIA, Inc.	5.700%	12/1/34	1,000	823
Marsh&McLennan Cos., Inc.	5.875%	8/1/33	1,500	1,325
MetLife, Inc.	6.500%	12/15/32	3,000	3,059
MetLife, Inc.	6.375%	6/15/34	2,625	2,636
MetLife, Inc.	6.400%	12/15/36	1,950	1,849
Nationwide Financial Services	6.750%	5/15/37	1,000	958
Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,635
Progressive Corp.	6.625%	3/1/29	1,625	1,679
Prudential Financial, Inc.	5.750%	7/15/33	1,000	923
Prudential Financial, Inc.	5.400%	6/13/35	1,000	884
Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,395
Prudential Financial, Inc.	5.700%	12/14/36	950	854
St. Paul Travelers Cos., Inc.	6.750%	6/20/36	1,000	1,033
Travelers Cos. Inc.	6.250%	6/15/37	2,400	2,324
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,488
UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	1,219
3 UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	1,224
WellPoint Inc.	5.950%	12/15/34	1,300	1,203
WellPoint Inc.	5.850%	1/15/36	1,975	1,812
WellPoint Inc.	6.375%	6/15/37	1,700	1,663
XL Capital Ltd.	6.375%	11/15/24	1,150	1,125
XL Capital Ltd.	6.250%	5/15/27	1,450	1,372
Real Estate Investment Trusts (0.1%)
National Retail Properties	6.875%	10/15/17	1,125	1,118
Realy Income Corp.	6.750%	8/15/19	1,350	1,358
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	750	748

				308,793

Industrial (26.1%)
Basic Industry (1.7%)
Alcan, Inc.	7.250%	3/15/31	1,250	1,352
Alcan, Inc.	6.125%	12/15/33	2,575	2,488
Alcoa, Inc.	5.870%	2/23/22	1,250	1,186
Alcoa, Inc.	5.900%	2/1/27	4,625	4,331
Aluminum Co. of America	6.750%	1/15/28	850	874
BHP Finance USA Ltd.	6.420%	3/1/26	500	495
Dow Chemical Co.	7.375%	11/1/29	2,525	2,785
E.I. du Pont de Nemours&Co.	6.500%	1/15/28	1,175	1,203
Eastman Chemical Co.	7.250%	1/15/24	1,300	1,345
Eastman Chemical Co.	7.600%	2/1/27	300	321
Inco Ltd.	7.200%	9/15/32	1,050	1,095
Lubrizol Corp.	6.500%	10/1/34	900	869
Monsanto Co.	5.500%	8/15/25	1,350	1,224
Newmont Mining	5.875%	4/1/35	1,100	963
Placer Dome, Inc.	6.450%	10/15/35	700	696
Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,597
Reliance Steel&Aluminum	6.850%	11/15/36	350	342
2 Rohm&Haas Co.	9.800%	4/15/20	358	438
Rohm&Haas Co.	7.850%	7/15/29	1,950	2,190
Southern Copper Corp.	7.500%	7/27/35	2,500	2,716
Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,683
US Steel Corp.	6.650%	6/1/37	725	670
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,458
Vale Overseas Ltd.	6.875%	11/21/36	5,975	6,184
Westvaco Corp.	8.200%	1/15/30	575	607
Westvaco Corp.	7.950%	2/15/31	400	409
Weyerhaeuser Co.	6.950%	8/1/17	280	288
Weyerhaeuser Co.	8.500%	1/15/25	600	667
Weyerhaeuser Co.	7.375%	3/15/32	3,875	3,890
Capital Goods (2.1%)
Boeing Co.	8.750%	8/15/21	300	374
Boeing Co.	8.750%	9/15/31	850	1,140
Boeing Co.	6.125%	2/15/33	925	935
Boeing Co.	6.625%	2/15/38	1,050	1,135
CRH America Inc.	6.400%	10/15/33	1,500	1,386
Caterpillar, Inc.	6.625%	7/15/28	1,575	1,683
Caterpillar, Inc.	7.300%	5/1/31	1,200	1,372
Caterpillar, Inc.	6.050%	8/15/36	1,000	997
Caterpillar, Inc.	6.950%	5/1/42	1,425	1,567
Deere&Co.	8.100%	5/15/30	1,000	1,239
Deere&Co.	7.125%	3/3/31	700	796
Emerson Electric Co.	4.500%	5/1/13	600	577
Emerson Electric Co.	6.000%	8/15/32	400	399
Goodrich Corp.	6.800%	7/1/36	1,000	1,078
Honeywell International, Inc.	5.700%	3/15/36	2,100	1,937
Honeywell International, Inc.	5.700%	3/15/37	1,000	955
Lafarge SA	7.125%	7/15/36	2,225	2,315
Lockheed Martin Corp.	7.750%	5/1/26	150	177
Lockheed Martin Corp.	6.150%	9/1/36	5,200	5,263
Masco Corp.	7.750%	8/1/29	150	160
Masco Corp.	6.500%	8/15/32	1,275	1,202
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/28	500	530
Minnesota Mining&Manufacturing Corp.	5.700%	3/15/37	1,975	1,925
Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,062
Owens Corning, Inc.	7.000%	12/1/36	900	864
PACTIV Corp.	7.950%	12/15/25	1,000	1,098
Raytheon Co.	6.400%	12/15/18	500	521
Raytheon Co.	7.200%	8/15/27	400	446
Raytheon Co.	7.000%	11/1/28	1,000	1,094
Republic Services, Inc.	6.086%	3/15/35	225	201
TRW, Inc.	7.750%	6/1/29	250	293
Tyco International Group SA	7.000%	6/15/28	2,675	2,876
USA Waste Services, Inc.	7.000%	7/15/28	2,000	2,078
United Technologies Corp.	8.875%	11/15/19	545	685
United Technologies Corp.	6.700%	8/1/28	250	271
United Technologies Corp.	7.500%	9/15/29	1,875	2,215
United Technologies Corp.	5.400%	5/1/35	2,100	1,955
United Technologies Corp.	6.050%	6/1/36	2,175	2,195
WMX Technologies Inc.	7.100%	8/1/26	800	832
Waste Management, Inc.	7.750%	5/15/32	875	984
Communication (7.9%)
AT&T Corp.	8.000%	11/15/31	6,000	7,246
AT&T Inc.	6.450%	6/15/34	3,975	4,045
AT&T Inc.	6.150%	9/15/34	3,300	3,274
AT&T Inc.	6.800%	5/15/36	600	642
AT&T Inc.	6.500%	9/1/37	4,900	5,057
America Movil SA de C.V.	6.375%	3/1/35	2,975	2,901
Ameritech Capital Funding	6.550%	1/15/28	1,000	1,001
BellSouth Capital Funding	7.875%	2/15/30	4,250	4,927
BellSouth Corp.	6.875%	10/15/31	1,275	1,329
BellSouth Corp.	6.550%	6/15/34	2,475	2,525
BellSouth Corp.	6.000%	11/15/34	1,480	1,417
BellSouth Telecommunications	6.375%	6/1/28	4,140	4,156
British Telecommunications PLC	9.125%	12/15/30	5,975	7,963
CBS Corp.	4.625%	5/15/18	150	130
CBS Corp.	7.875%	7/30/30	2,815	3,029
CBS Corp.	5.500%	5/15/33	1,025	836
CenturyTel Enterprises	6.875%	1/15/28	550	538
Cingular Wireless LLC	7.125%	12/15/31	2,425	2,636
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,066
Comcast Corp.	6.300%	11/15/17	2,875	2,920
Comcast Corp.	5.875%	2/15/18	4,625	4,553
Comcast Corp.	7.050%	3/15/33	1,375	1,442
Comcast Corp.	5.650%	6/15/35	1,000	891
Comcast Corp.	6.500%	11/15/35	3,525	3,471
Comcast Corp.	6.450%	3/15/37	1,800	1,772
Comcast Corp.	6.950%	8/15/37	4,200	4,413
Deutsche Telekom International Finance	8.250%	6/15/30	9,825	12,092
Embarq Corp.	7.995%	6/1/36	3,000	3,207
France Telecom	8.500%	3/1/31	6,400	8,252
GTE Corp.	6.840%	4/15/18	1,000	1,064
GTE Corp.	8.750%	11/1/21	900	1,096
GTE Corp.	6.940%	4/15/28	2,275	2,377
Grupo Televisa SA	6.625%	3/18/25	1,600	1,614
Grupo Televisa SA	8.500%	3/11/32	250	302
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,112
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,740
New Cingular Wireless Services	8.750%	3/1/31	5,850	7,412
New England Telephone&Telegraph Co.	7.875%	11/15/29	400	444
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,435
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,368
News America Inc.	7.250%	5/18/18	350	378
News America Inc.	6.550%	3/15/33	225	222
News America Inc.	6.200%	12/15/34	7,400	6,956
News America Inc.	6.400%	12/15/35	2,500	2,417
Pacific Bell	7.125%	3/15/26	550	579
Sprint Capital Corp.	6.900%	5/1/19	2,925	2,946
Sprint Capital Corp.	6.875%	11/15/28	7,550	7,348
Sprint Capital Corp.	8.750%	3/15/32	3,225	3,701
TCI Communications, Inc.	7.875%	2/15/26	2,200	2,416
Telecom Italia Capital	6.375%	11/15/33	4,200	3,963
Telecom Italia Capital	6.000%	9/30/34	500	463
Telecom Italia Capital	7.200%	7/18/36	1,625	1,719
Telefonica Emisiones SAU	7.045%	6/20/36	5,150	5,519
Telefonica Europe BV	8.250%	9/15/30	2,500	2,954
Thomson Corp.	5.500%	8/15/35	650	584
3 Time Warner Cable Inc.	6.550%	5/1/37	4,000	3,917
Time Warner Entertainment	8.375%	3/15/23	2,733	3,189
Time Warner Entertainment	8.375%	7/15/33	1,950	2,281
US Cellular	6.700%	12/15/33	950	868
US West Communications Group	7.500%	6/15/23	2,300	2,274
US West Communications Group	6.875%	9/15/33	2,350	2,186
Verizon Communications Corp.	6.250%	4/1/37	2,100	2,117
Verizon Global Funding Corp.	7.750%	12/1/30	6,550	7,574
Verizon Global Funding Corp.	5.850%	9/15/35	2,775	2,643
Verizon Maryland, Inc.	5.125%	6/15/33	500	407
Verizon New York, Inc.	7.375%	4/1/32	650	679
Vodafone AirTouch PLC	7.875%	2/15/30	1,000	1,153
Vodafone Group PLC	4.625%	7/15/18	2,375	2,101
Vodafone Group PLC	6.250%	11/30/32	200	195
Vodafone Group PLC	6.150%	2/27/37	2,800	2,689
Consumer Cyclical (3.3%)
CVS Corp.	6.250%	6/1/27	1,800	1,750
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	3,975	4,910
Federated Department Stores, Inc.	6.900%	4/1/29	150	139
Federated Retail Holding	6.375%	3/15/37	1,650	1,524
Home Depot Inc.	5.875%	12/16/36	6,325	5,381
J.C. Penney Co., Inc.	5.750%	2/15/18	1,025	989
J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	1,047
J.C. Penney Co., Inc.	6.375%	10/15/36	2,650	2,442
J.C. Penney Co., Inc.	7.400%	4/1/37	750	798
Johnson Controls, Inc.	6.000%	1/15/36	425	409
Kohl's Corp.	6.250%	12/15/17	1,500	1,499
Kohl's Corp.	6.000%	1/15/33	400	362
Kohl's Corp.	6.875%	12/15/37	1,000	1,003
Limited Brands Inc.	6.950%	3/1/33	250	233
Limited Brands Inc.	7.600%	7/15/37	750	753
Lowe's Cos., Inc.	6.875%	2/15/28	550	573
Lowe's Cos., Inc.	6.500%	3/15/29	1,800	1,798
Lowe's Cos., Inc.	5.500%	10/15/35	800	705
Lowe's Cos., Inc.	5.800%	10/15/36	1,300	1,186
Lowe's Cos., Inc.	6.650%	9/15/37	950	970
Macy's Retail Holdings Inc.	6.790%	7/15/27	800	723
Macy's Retail Holdings Inc.	7.000%	2/15/28	1,100	1,029
May Department Stores Co.	6.650%	7/15/24	1,450	1,353
Nordstrom, Inc.	6.950%	3/15/28	300	314
Pulte Homes, Inc.	7.875%	6/15/32	1,000	899
Pulte Homes, Inc.	6.375%	5/15/33	500	372
Pulte Homes, Inc.	6.000%	2/15/35	150	105
Target Corp.	7.000%	7/15/31	550	593
Target Corp.	6.350%	11/1/32	3,000	2,988
The Walt Disney Co.	7.000%	3/1/32	2,500	2,814
Time Warner, Inc.	9.150%	2/1/23	1,980	2,412
Time Warner, Inc.	7.570%	2/1/24	500	542
Time Warner, Inc.	6.625%	5/15/29	6,975	6,891
Time Warner, Inc.	7.625%	4/15/31	6,435	7,013
Time Warner, Inc.	7.700%	5/1/32	2,040	2,257
Time Warner, Inc.	6.500%	11/15/36	2,100	2,036
Viacom Inc.	6.875%	4/30/36	3,075	3,073
Wal-Mart Stores, Inc.	5.875%	4/5/27	5,000	4,872
Wal-Mart Stores, Inc.	7.550%	2/15/30	3,525	4,077
Wal-Mart Stores, Inc.	5.250%	9/1/35	2,850	2,496
Wal-Mart Stores, Inc.	6.500%	8/15/37	5,500	5,699
Western Union Co.	6.200%	11/17/36	1,350	1,299
Consumer Noncyclical (4.9%)
3 Amgen Inc.	6.375%	6/1/37	2,125	2,065
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	3,377
Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	636
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	933
Anheuser-Busch Cos., Inc.	6.450%	9/1/37	1,275	1,325
Archer-Daniels-Midland Co.	7.500%	3/15/27	350	406
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	266
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,625	2,930
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	250
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,532
AstraZeneca PLC	6.450%	9/15/37	7,700	8,013
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,950	2,146
Bristol-Myers Squibb Co.	6.800%	11/15/26	239	258
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,585
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	205
C.R. Bard, Inc.	6.700%	12/1/26	500	503
Cardinal Health, Inc.	5.850%	12/15/17	725	719
Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,474
Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	597
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,550	1,698
Coca-Cola Enterprises Inc.	6.950%	11/15/26	4,275	4,661
ConAgra Foods, Inc.	9.750%	3/1/21	129	166
ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,213
ConAgra Foods, Inc.	7.000%	10/1/28	175	183
ConAgra Foods, Inc.	8.250%	9/15/30	950	1,122
Diageo Capital PLC	5.875%	9/30/36	500	476
Eli Lilly&Co.	7.125%	6/1/25	1,000	1,099
Eli Lilly&Co.	5.500%	3/15/27	3,700	3,497
Eli Lilly&Co.	5.550%	3/15/37	850	794
Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	989
Fortune Brands Inc.	5.875%	1/15/36	925	835
Genentech Inc.	5.250%	7/15/35	1,025	923
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,679
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	1,904
H.J. Heinz Co.	6.750%	3/15/32	1,100	1,110
H.J. Heinz Co.	6.375%	7/15/28	525	512
Johnson&Johnson	6.950%	9/1/29	1,125	1,278
Johnson&Johnson	4.950%	5/15/33	1,325	1,169
Johnson&Johnson	5.950%	8/15/37	1,975	2,014
Kellogg Co.	7.450%	4/1/31	2,600	2,971
Kimberly-Clark Corp.	6.250%	7/15/18	675	692
Kimberly-Clark Corp.	6.625%	8/1/37	2,150	2,291
Kraft Foods, Inc.	6.500%	11/1/31	2,150	2,106
Kraft Foods, Inc.	7.000%	8/11/37	1,725	1,807
Kroger Co.	7.700%	6/1/29	375	403
Kroger Co.	8.000%	9/15/29	1,925	2,116
Kroger Co.	7.500%	4/1/31	1,250	1,369
Merck&Co.	6.300%	1/1/26	500	503
Merck&Co.	6.400%	3/1/28	2,200	2,237
Merck&Co.	5.950%	12/1/28	1,050	1,019
Merck&Co.	5.750%	11/15/36	250	234
Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,222
Pharmacia Corp.	6.500%	12/1/18	750	807
Pharmacia Corp.	6.600%	12/1/28	2,000	2,175
Philip Morris Cos., Inc.	7.750%	1/15/27	1,800	2,213
Procter&Gamble Co.	6.450%	1/15/26	1,600	1,701
Procter&Gamble Co.	5.800%	8/15/34	600	594
Procter&Gamble Co.	5.550%	3/5/37	4,650	4,442
2 Procter&Gamble Co. ESOP	9.360%	1/1/21	2,265	2,814
Quest Diagnostic, Inc.	6.950%	7/1/37	1,350	1,396
Reynolds American Inc.	7.250%	6/15/37	2,100	2,195
Safeway, Inc.	7.250%	2/1/31	1,756	1,873
Schering-Plough Corp.	6.750%	12/1/33	2,825	2,979
Schering-Plough Corp.	6.550%	9/15/37	1,900	1,945
Sysco Corp.	5.375%	9/21/35	1,000	889
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,274
Unilever Capital Corp.	5.900%	11/15/32	3,925	3,844
Wyeth	6.450%	2/1/24	2,225	2,258
Wyeth	6.500%	2/1/34	1,125	1,152
Wyeth	6.000%	2/15/36	3,075	2,957
Wyeth	5.950%	4/1/37	3,650	3,517
Energy (3.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,087
Amerada Hess Corp.	7.875%	10/1/29	3,850	4,420
Amerada Hess Corp.	7.125%	3/15/33	925	998
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,606
Anadarko Petroleum Corp.	6.450%	9/15/36	6,125	6,084
Apache Corp.	6.000%	1/15/37	1,950	1,910
Apache Finance Canada	7.750%	12/15/29	650	765
Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,080
Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,191
Burlington Resources, Inc.	7.400%	12/1/31	1,675	1,931
Canadian Natural Resources	7.200%	1/15/32	1,400	1,483
Canadian Natural Resources	6.450%	6/30/33	850	845
Canadian Natural Resources	6.500%	2/15/37	1,975	1,954
Canadian Natural Resources	6.250%	3/15/38	2,750	2,659
Conoco Funding Co.	7.250%	10/15/31	400	450
ConocoPhillips	5.900%	10/15/32	1,050	1,019
ConocoPhillips Canada	5.950%	10/15/36	1,750	1,703
Devon Energy Corp.	7.950%	4/15/32	250	300
Devon Financing Corp.	7.875%	9/30/31	4,400	5,184
Encana Corp.	6.500%	8/15/34	3,800	3,862
Encana Corp.	6.625%	8/15/37	900	916
Global Marine, Inc.	7.000%	6/1/28	800	827
Husky Energy Inc.	6.150%	6/15/19	510	505
Kerr McGee Corp.	6.950%	7/1/24	2,000	2,025
Kerr McGee Corp.	7.875%	9/15/31	500	568
Lasmo Inc.	7.300%	11/15/27	600	704
Marathon Oil Corp.	6.000%	10/1/17	1,425	1,433
Marathon Oil Corp.	6.800%	3/15/32	1,850	1,950
Marathon Oil Corp.	6.600%	10/1/37	1,650	1,694
Nexen, Inc.	7.875%	3/15/32	550	643
Nexen, Inc.	5.875%	3/10/35	1,850	1,696
Nexen, Inc.	6.400%	5/15/37	3,300	3,206
Noble Energy Inc.	8.000%	4/1/27	775	885
Norsk Hydro	7.250%	9/23/27	3,150	3,600
Norsk Hydro	7.150%	1/15/29	1,000	1,132
Petro-Canada	7.875%	6/15/26	150	172
Petro-Canada	7.000%	11/15/28	250	266
Petro-Canada	5.350%	7/15/33	1,650	1,425
Petro-Canada	5.950%	5/15/35	2,500	2,358
Suncor Energy, Inc.	7.150%	2/1/32	800	896
Suncor Energy, Inc.	5.950%	12/1/34	875	852
Suncor Energy, Inc.	6.500%	6/15/38	2,250	2,298
Talisman Energy, Inc.	7.250%	10/15/27	450	475
Talisman Energy, Inc.	5.850%	2/1/37	2,700	2,442
Tosco Corp.	8.125%	2/15/30	7,500	9,077
Transocean Sedco Forex, Inc.	7.500%	4/15/31	1,525	1,692
Valero Energy Corp.	7.500%	4/15/32	2,450	2,703
Valero Energy Corp.	6.625%	6/15/37	3,225	3,268
Weatherford International Inc.	6.500%	8/1/36	1,500	1,479
3 Weatherford International Inc.	6.800%	6/15/37	700	734
XTO Energy, Inc.	6.100%	4/1/36	1,125	1,077
XTO Energy, Inc.	6.750%	8/1/37	3,525	3,658
Technology (0.7%)
Corning Inc.	7.250%	8/15/36	600	635
Dell Inc.	7.100%	4/15/28	500	528
Electronic Data Systems	7.450%	10/15/29	375	379
Equifax Inc.	6.300%	7/1/17	650	656
Equifax Inc.	7.000%	7/1/37	600	601
International Business Machines Corp.	7.000%	10/30/25	1,050	1,161
International Business Machines Corp.	6.220%	8/1/27	4,600	4,641
International Business Machines Corp.	6.500%	1/15/28	2,800	2,915
International Business Machines Corp.	5.875%	11/29/32	500	494
International Business Machines Corp.	7.125%	12/1/96	400	438
Motorola, Inc.	7.500%	5/15/25	225	234
Motorola, Inc.	6.500%	9/1/25	1,300	1,249
Motorola, Inc.	6.500%	11/15/28	975	929
Pitney Bowes, Inc.	4.750%	5/15/18	2,000	1,810
Pitney Bowes, Inc.	5.250%	1/15/37	450	423
Science Applications International Corp.	5.500%	7/1/33	500	416
Transportation (1.6%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	738
Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,524
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,425	1,385
Burlington Northern Santa Fe Corp.	6.150%	5/1/37	1,950	1,895
CNF, Inc.	6.700%	5/1/34	700	645
CSX Corp.	6.250%	3/15/18	600	601
CSX Corp.	7.950%	5/1/27	675	771
CSX Corp.	6.000%	10/1/36	1,175	1,090
CSX Corp.	6.150%	5/1/37	1,000	958
Canadian National Railway Co.	6.800%	7/15/18	1,025	1,108
Canadian National Railway Co.	6.250%	8/1/34	1,850	1,823
Canadian National Railway Co.	6.200%	6/1/36	1,325	1,334
Canadian National Railway Co.	6.375%	11/15/37	600	608
Canadian Pacific Rail	7.125%	10/15/31	2,075	2,151
Canadian Pacific Rail	5.950%	5/15/37	1,000	922
2 Continental Airlines, Inc.	6.648%	9/15/17	2,387	2,387
2 Continental Airlines, Inc.	6.900%	1/2/18	1,286	1,312
2 Continental Airlines, Inc.	6.545%	2/2/19	990	995
2 Continental Airlines, Inc.	5.983%	4/19/22	1,500	1,455
Federal Express Corp.	7.600%	7/1/97	1,000	1,087
Norfolk Southern Corp.	9.750%	6/15/20	411	535
Norfolk Southern Corp.	5.590%	5/17/25	716	653
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,219
Norfolk Southern Corp.	5.640%	5/17/29	698	635
Norfolk Southern Corp.	7.250%	2/15/31	1,009	1,113
Norfolk Southern Corp.	7.050%	5/1/37	1,575	1,690
Norfolk Southern Corp.	7.900%	5/15/97	450	533
2 Southwest Airlines Co.	6.150%	8/1/22	850	850
Union Pacific Corp.	7.125%	2/1/28	600	650
Union Pacific Corp.	6.625%	2/1/29	1,125	1,140
Union Pacific Corp.	6.150%	5/1/37	1,000	962
Union Pacific Railroad Co.	6.176%	1/2/31	950	961
2 United Air Lines Inc.	6.636%	7/2/22	1,600	1,568
United Parcel Service of America	8.375%	4/1/30	500	643
United Parcel Service of America	8.375%	4/1/20	500	627
Other (0.0%)
Dover Corp.	5.375%	10/15/35	350	317
Rockwell International Corp.	6.700%	1/15/28	300	327

				656,084

Utilities (5.9%)
Electric (4.5%)
AEP Texas Central Co.	6.650%	2/15/33	1,950	1,940
Alabama Power Co.	5.500%	10/15/17	2,425	2,392
AmerenEnergy Generating	7.950%	6/1/32	1,750	2,002
Appalachian Power Co.	5.800%	10/1/35	350	321
Baltimore Gas&Electric Co.	6.350%	10/1/36	1,075	1,066
Bruce Mansfield Unit	6.850%	6/1/34	2,450	2,490
CenterPoint Energy Houston	6.950%	3/15/33	925	989
Cleveland Electric Illumination Co.	7.880%	11/1/17	250	283
Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	929
Columbus Southern Power	5.850%	10/1/35	800	757
Commonwealth Edison Co.	5.875%	2/1/33	250	233
Commonwealth Edison Co.	5.900%	3/15/36	1,500	1,396
Connecticut Light&Power Co.	6.350%	6/1/36	750	733
Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	976
Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,759
Consolidated Edison Co. of New York	6.200%	6/15/36	550	551
Consolidated Edison Co. of New York	6.300%	8/15/37	850	857
Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	1,984
Consumers Energy Co.	5.650%	4/15/20	1,250	1,219
DTE Energy Co.	6.375%	4/15/33	800	783
Detroit Edison Co.	5.700%	10/1/37	500	473
Dominion Resources, Inc.	6.300%	3/15/33	2,150	2,112
Dominion Resources, Inc.	5.950%	6/15/35	1,150	1,073
Duke Energy Carolinas	6.100%	6/1/37	825	807
Duke Energy Corp.	6.000%	12/1/28	1,000	973
Duke Energy Corp.	6.450%	10/15/32	1,050	1,075
El Paso Electric Co.	6.000%	5/15/35	1,400	1,312
Energy East Corp.	6.750%	7/15/36	1,425	1,473
Exelon Corp.	5.625%	6/15/35	475	428
FirstEnergy Corp.	7.375%	11/15/31	5,850	6,422
Florida Power&Light Co.	5.950%	10/1/33	950	929
Florida Power&Light Co.	5.625%	4/1/34	1,174	1,098
Florida Power&Light Co.	4.950%	6/1/35	775	655
Florida Power&Light Co.	5.400%	9/1/35	1,875	1,695
Florida Power&Light Co.	6.200%	6/1/36	150	153
Florida Power&Light Co.	5.650%	2/1/37	500	468
Florida Power&Light Co.	5.850%	5/1/37	625	602
Florida Power Corp.	6.350%	9/15/37	475	487
Georgia Power Co.	5.650%	3/1/37	575	529
Indiana Michigan Power Co.	6.050%	3/15/37	1,925	1,831
Kansas City Power&Light	6.050%	11/15/35	500	475
MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,904
MidAmerican Energy Co.	5.750%	11/1/35	850	795
MidAmerican Energy Co.	5.800%	10/15/36	875	833
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	366
MidAmerican Energy Holdings Co.	6.125%	4/1/36	6,050	5,887
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,600	1,513
3 MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,500	2,486
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,857
NiSource Finance Corp.	5.250%	9/15/17	1,025	949
NiSource Finance Corp.	6.400%	3/15/18	1,450	1,464
NiSource Finance Corp.	5.450%	9/15/20	725	657
Northern States Power Co.	5.250%	7/15/35	1,175	1,065
Northern States Power Co.	6.250%	6/1/36	725	756
Northern States Power Co.	6.200%	7/1/37	1,050	1,083
Ohio Power Co.	6.600%	2/15/33	400	408
Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,717
Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	2,051
Oncor Electric Delivery Co.	7.250%	1/15/33	325	337
PPL Energy Supply LLC	6.000%	12/15/36	1,350	1,192
PSE&G Power LLC	8.625%	4/15/31	400	492
PSI Energy Inc.	6.120%	10/15/35	600	576
PacifiCorp	7.700%	11/15/31	400	472
PacifiCorp	5.250%	6/15/35	1,150	1,001
PacifiCorp	5.750%	4/1/37	1,000	934
Pacific Gas&Electric Co.	6.050%	3/1/34	7,350	7,197
Pacific Gas&Electric Co.	5.800%	3/1/37	1,825	1,726
3 Pennsylvania Electric Co.	6.050%	9/1/17	350	349
Pepco Holdings, Inc.	7.450%	8/15/32	300	337
Progress Energy, Inc.	7.750%	3/1/31	1,725	1,991
Progress Energy, Inc.	7.000%	10/30/31	925	982
Public Service Co. of Colorado	6.250%	9/1/37	825	837
Public Service Electric&Gas	5.250%	7/1/35	675	595
Public Service Electric&Gas	5.800%	5/1/37	2,325	2,173
Puget Sound Energy Inc.	5.483%	6/1/35	825	730
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,407
South Carolina Electric&Gas Co.	6.625%	2/1/32	500	532
South Carolina Electric&Gas Co.	5.300%	5/15/33	1,850	1,655
Southern California Edison Co.	6.650%	4/1/29	700	738
Southern California Edison Co.	6.000%	1/15/34	1,125	1,107
Southern California Edison Co.	5.750%	4/1/35	400	380
Southern California Edison Co.	5.350%	7/15/35	2,250	2,019
Southern California Edison Co.	5.625%	2/1/36	1,100	1,035
Southern California Edison Co.	5.550%	1/15/37	600	554
Tampa Electric Co.	6.550%	5/15/36	450	465
Toledo Edison Co.	6.150%	5/15/37	600	561
United Utilities PLC	5.375%	2/1/19	1,000	958
United Utilities PLC	6.875%	8/15/28	375	398
Virginia Electric&Power Co.	6.000%	1/15/36	900	871
Virginia Electric&Power Co.	6.000%	5/15/37	1,650	1,597
Wisconsin Electric Power Co.	5.625%	5/15/33	450	417
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,564
Xcel Energy, Inc.	6.500%	7/1/36	650	634
Natural Gas (1.4%)
AGL Capital Corp.	6.000%	10/1/34	850	796
Duke Capital Corp.	8.000%	10/1/19	425	476
Duke Capital Corp.	6.750%	2/15/32	1,705	1,681
Duke Energy Field Services	8.125%	8/16/30	500	567
El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,582
Energy Transfer Partners LP	6.625%	10/15/36	1,125	1,070
Enterprise Products Operating LP	6.300%	9/15/17	1,600	1,606
Enterprise Products Operating LP	6.875%	3/1/33	875	890
Enterprise Products Operating LP	6.650%	10/15/34	900	899
KeySpan Corp.	8.000%	11/15/30	1,175	1,410
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	544
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,037
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,483
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,295
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,000	1,014
ONEOK Inc.	6.000%	6/15/35	975	895
ONEOK Partners, LP	6.650%	10/1/36	2,550	2,553
ONEOK Partners, LP	6.850%	10/15/37	1,200	1,209
Plains All American Pipeline LP	6.650%	1/15/37	1,175	1,166
San Diego Gas&Electric	5.350%	5/15/35	1,775	1,589
Southern California Gas Co.	5.750%	11/15/35	75	72
Southern Natural Gas	7.350%	2/15/31	1,350	1,421
Southern Union Co.	7.600%	2/1/24	500	532
Southern Union Co.	8.250%	11/15/29	1,000	1,122
Tennessee Gas Pipeline	7.000%	10/15/28	2,650	2,697
Texas Eastern Transmission	7.000%	7/15/32	700	754
Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,647
Trans-Canada Pipelines	5.850%	3/15/36	2,575	2,481

				148,822

Total Corporate Bonds
(Cost $1,143,174)				1,117,009

Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)

Asian Development Bank	5.593%	7/16/18	3,400	3,517
European Investment Bank	4.875%	2/15/36	1,400	1,305
Inter-American Development Bank	7.000%	6/15/25	750	886
International Bank for Reconstruction&Development	7.625%	1/19/23	1,807	2,245
International Bank for Reconstruction&Development	8.875%	3/1/26	1,000	1,400
International Bank for Reconstruction&Development	4.750%	2/15/35	2,225	2,051
Korea Electric Power	7.000%	2/1/27	750	831
Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	1,303
Kreditanstalt fur Wiederaufbau	0.000%	6/29/37	6,275	1,294
Pemex Project Funding Master Trust	8.625%	2/1/22	3,075	3,790
Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	5,059
Petrobras International Finance	8.375%	12/10/18	1,500	1,755
Province of British Columbia	6.500%	1/15/26	1,500	1,692
Province of Manitoba	9.250%	4/1/20	1,500	2,020
Province of Nova Scotia	9.125%	5/1/21	1,280	1,744
Province of Quebec	4.875%	5/5/14	500	499
Province of Quebec	7.500%	7/15/23	600	725
Province of Quebec	7.125%	2/9/24	3,800	4,392
Province of Quebec	7.500%	9/15/29	2,950	3,614
Province of Saskatchewan	7.375%	7/15/13	600	667
Quebec Hydro Electric	9.400%	2/1/21	1,480	2,025
Quebec Hydro Electric	8.400%	1/15/22	775	1,002
Quebec Hydro Electric	8.050%	7/7/24	5,000	6,326
Quebec Hydro Electric	8.500%	12/1/29	500	673
Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,443
Republic of Finland	6.950%	2/15/26	195	231
Republic of Italy	6.875%	9/27/23	6,600	7,526
Republic of Italy	5.375%	6/15/33	5,750	5,620
Republic of Korea	5.625%	11/3/25	900	889
Republic of South Africa	5.875%	5/30/22	3,000	2,941
United Mexican States	8.125%	12/30/19	6,750	8,191
United Mexican States	8.300%	8/15/31	1,425	1,831
United Mexican States	6.750%	9/27/34	16,325	17,811

Total Sovereign Bonds
(Cost $97,800)				98,298

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,598
Illinois (Taxable Pension) GO	5.100%	6/1/33	20,850	19,530
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	500	492
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	1,250	1,509
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	28
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	536
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	602
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,911
Oregon School Board Assn.	4.759%	6/30/28	1,850	1,661
Oregon School Board Assn.	5.528%	6/30/28	1,500	1,488
Tobbacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,900	3,799
Wisconsin Public Service Rev.	5.700%	5/1/26	900	899

Total Taxable Municipal Bonds
(Cost $34,292)				34,053

			Shares

Temporary Cash Investment (0.7%)

4 Vanguard Market Liquidity Fund
(Cost $17,129)		5.153%	17,128,845	17,129

Total Investments (99.4%)
(Cost $2,488,943)				2,499,423

Other Assets and Liabilities - Net (0.6%)				14,100

Net Assets (100%)				2,513,523

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $13,690,000, representing 0.5% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $2,488,943,000. Net unrealized appreciation of investment securities for tax purposes was $10,480,000, consisting of unrealized gains of $51,808,000 on securities that had risen in value since their purchase and $41,328,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (71.1%)

U.S. Government Securities (25.1%)
U.S. Treasury Bond	10.375%	11/15/2012	4,375	4,406
U.S. Treasury Bond	3.625%	5/15/2013	82,725	80,127
U.S. Treasury Bond	12.000%	8/15/2013	131,800	140,388
U.S. Treasury Bond	13.250%	5/15/2014	7,000	7,985
U.S. Treasury Bond	4.000%	2/15/2015	381,975	371,650
U.S. Treasury Bond	11.250%	2/15/2015	122,275	174,127
U.S. Treasury Bond	10.625%	8/15/2015	43,925	61,694
U.S. Treasury Bond	9.875%	11/15/2015	47,375	64,585
U.S. Treasury Bond	9.250%	2/15/2016	8,525	11,322
U.S. Treasury Bond	7.250%	5/15/2016	116,875	139,209
U.S. Treasury Bond	7.500%	11/15/2016	257,469	312,825
U.S. Treasury Bond	8.750%	5/15/2017	305,390	402,495
U.S. Treasury Bond	8.875%	8/15/2017	236,010	314,594
U.S. Treasury Bond	9.125%	5/15/2018	1,000	1,369
U.S. Treasury Bond	8.875%	2/15/2019	700	952
U.S. Treasury Bond	8.125%	8/15/2019	108,895	141,751
U.S. Treasury Bond	8.500%	2/15/2020	46,715	62,759
U.S. Treasury Bond	8.750%	5/15/2020	40,575	55,638
U.S. Treasury Bond	8.750%	8/15/2020	294,125	404,331
U.S. Treasury Bond	7.875%	2/15/2021	45,357	58,823
U.S. Treasury Bond	8.125%	5/15/2021	4,525	5,994
U.S. Treasury Bond	8.125%	8/15/2021	164,625	218,617
U.S. Treasury Bond	8.000%	11/15/2021	86,120	113,557
U.S. Treasury Bond	7.625%	11/15/2022	92,130	119,121
U.S. Treasury Bond	7.125%	2/15/2023	60,150	74,643
U.S. Treasury Bond	7.625%	2/15/2025	82,125	108,149
U.S. Treasury Bond	6.875%	8/15/2025	127,200	156,854
U.S. Treasury Bond	6.000%	2/15/2026	82,750	93,701
U.S. Treasury Bond	6.750%	8/15/2026	349,355	428,288
U.S. Treasury Bond	6.500%	11/15/2026	775	928
U.S. Treasury Bond	6.625%	2/15/2027	22,710	27,586
U.S. Treasury Bond	6.375%	8/15/2027	8,525	10,115
U.S. Treasury Bond	6.125%	11/15/2027	2,000	2,313
U.S. Treasury Bond	5.250%	11/15/2028	3,710	3,889
U.S. Treasury Bond	5.250%	2/15/2029	30,825	32,309
U.S. Treasury Bond	6.125%	8/15/2029	54,590	63,683
U.S. Treasury Bond	6.250%	5/15/2030	41,525	49,363
U.S. Treasury Bond	5.375%	2/15/2031	191,220	204,695
U.S. Treasury Bond	4.500%	2/15/2036	5,905	5,594
U.S. Treasury Bond	4.750%	2/15/2037	23,985	23,644
U.S. Treasury Note	4.375%	1/31/2008	21,826	21,850
U.S. Treasury Note	4.875%	4/30/2008	34,145	34,278
U.S. Treasury Note	2.625%	5/15/2008	74,435	73,738
U.S. Treasury Note	3.750%	5/15/2008	46,325	46,202
U.S. Treasury Note	5.625%	5/15/2008	78,420	79,106
U.S. Treasury Note	5.125%	6/30/2008	11,000	11,076
U.S. Treasury Note	5.000%	7/31/2008	71,420	71,900
U.S. Treasury Note	4.625%	9/30/2008	140,875	141,602
U.S. Treasury Note	3.125%	10/15/2008	259,075	256,686
U.S. Treasury Note	4.875%	10/31/2008	336,550	339,390
U.S. Treasury Note	3.375%	11/15/2008	32,725	32,500
U.S. Treasury Note	4.375%	11/15/2008	57,650	57,866
U.S. Treasury Note	4.750%	11/15/2008	5,300	5,343
U.S. Treasury Note	4.750%	12/31/2008	106,125	107,037
U.S. Treasury Note	3.250%	1/15/2009	51,150	50,694
U.S. Treasury Note	4.875%	1/31/2009	83,540	84,466
U.S. Treasury Note	4.500%	2/15/2009	149,460	150,440
U.S. Treasury Note	2.625%	3/15/2009	9,150	8,976
U.S. Treasury Note	4.500%	3/31/2009	157,800	158,958
U.S. Treasury Note	3.125%	4/15/2009	174,295	172,116
U.S. Treasury Note	4.500%	4/30/2009	403,575	406,856
U.S. Treasury Note	3.875%	5/15/2009	87,865	87,728
U.S. Treasury Note	4.875%	5/15/2009	106,350	107,862
U.S. Treasury Note	4.875%	5/31/2009	257,475	261,177
U.S. Treasury Note	4.000%	6/15/2009	92,545	92,574
U.S. Treasury Note	4.875%	6/30/2009	147,500	149,689
U.S. Treasury Note	3.625%	7/15/2009	172,805	171,779
U.S. Treasury Note	3.500%	8/15/2009	101,350	100,479
U.S. Treasury Note	4.875%	8/15/2009	112,900	114,682
U.S. Treasury Note	6.000%	8/15/2009	33,325	34,528
U.S. Treasury Note	3.375%	10/15/2009	126,870	125,383
U.S. Treasury Note	4.625%	11/15/2009	67,975	68,846
U.S. Treasury Note	3.500%	12/15/2009	93,575	92,610
U.S. Treasury Note	3.500%	2/15/2010	158,175	156,321
U.S. Treasury Note	6.500%	2/15/2010	697,025	736,017
U.S. Treasury Note	4.000%	3/15/2010	83,450	83,463
U.S. Treasury Note	4.000%	4/15/2010	27,975	27,970
U.S. Treasury Note	3.875%	5/15/2010	2,200	2,193
U.S. Treasury Note	3.625%	6/15/2010	10,750	10,653
U.S. Treasury Note	4.125%	8/15/2010	4,346	4,359
U.S. Treasury Note	3.875%	9/15/2010	18,975	18,895
U.S. Treasury Note	4.250%	10/15/2010	2,675	2,691
U.S. Treasury Note	4.500%	11/15/2010	4,400	4,459
U.S. Treasury Note	4.500%	2/28/2011	77,590	78,644
U.S. Treasury Note	4.750%	3/31/2011	4,400	4,496
U.S. Treasury Note	4.875%	4/30/2011	173,200	177,665
U.S. Treasury Note	4.875%	5/31/2011	142,250	145,961
U.S. Treasury Note	5.125%	6/30/2011	14,075	14,563
U.S. Treasury Note	4.875%	7/31/2011	307,675	315,751
U.S. Treasury Note	4.500%	9/30/2011	572,395	579,819
U.S. Treasury Note	4.625%	10/31/2011	428,145	435,569
U.S. Treasury Note	4.500%	11/30/2011	263,175	266,465
U.S. Treasury Note	4.625%	12/31/2011	200	203
U.S. Treasury Note	4.750%	1/31/2012	35	36
U.S. Treasury Note	4.625%	2/29/2012	145,570	148,117
U.S. Treasury Note	4.500%	3/31/2012	60,325	61,042
U.S. Treasury Note	4.500%	4/30/2012	55,510	56,178
U.S. Treasury Note	4.750%	5/31/2012	298,005	304,662
U.S. Treasury Note	4.125%	8/31/2012	54,605	54,358
U.S. Treasury Note	3.875%	2/15/2013	480	472
U.S. Treasury Note	4.250%	8/15/2013	57,600	57,519
U.S. Treasury Note	4.250%	11/15/2013	116,725	116,397
U.S. Treasury Note	4.000%	2/15/2014	78,400	76,943
U.S. Treasury Note	4.750%	5/15/2014	171,000	174,875
U.S. Treasury Note	4.250%	8/15/2014	341,450	338,889
U.S. Treasury Note	4.250%	11/15/2014	168,175	166,572
U.S. Treasury Note	4.250%	8/15/2015	1,375	1,355
U.S. Treasury Note	4.500%	11/15/2015	825	826
U.S. Treasury Note	5.125%	5/15/2016	1,425	1,484
U.S. Treasury Note	4.875%	8/15/2016	725	742
U.S. Treasury Note	4.750%	8/15/2017	3,305	3,349

				12,902,463

Agency Bonds and Notes (8.9%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	14,725
1 Federal Farm Credit Bank	3.750%	1/15/2009	9,775	9,690
1 Federal Farm Credit Bank	4.125%	4/15/2009	9,150	9,104
1 Federal Farm Credit Bank	5.250%	8/3/2009	15,225	15,422
1 Federal Farm Credit Bank	5.000%	10/23/2009	5,000	5,071
1 Federal Farm Credit Bank	5.250%	9/13/2010	5,200	5,328
1 Federal Farm Credit Bank	5.375%	7/18/2011	28,750	29,741
1 Federal Farm Credit Bank	4.500%	10/17/2012	4,100	4,078
1 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,565
1 Federal Farm Credit Bank	5.125%	8/25/2016	10,325	10,366
1 Federal Farm Credit Bank	4.875%	1/17/2017	9,500	9,371
1 Federal Home Loan Bank	5.000%	2/20/2009	75,000	75,500
1 Federal Home Loan Bank	4.750%	4/24/2009	75,000	75,407
1 Federal Home Loan Bank	5.790%	4/27/2009	900	917
1 Federal Home Loan Bank	5.375%	7/17/2009	19,700	20,035
1 Federal Home Loan Bank	5.250%	8/5/2009	5,025	5,098
1 Federal Home Loan Bank	5.000%	9/18/2009	5,000	5,058
1 Federal Home Loan Bank	4.500%	10/9/2009	100,000	100,205
1 Federal Home Loan Bank	5.000%	12/11/2009	4,200	4,244
1 Federal Home Loan Bank	3.875%	1/15/2010	112,200	110,937
1 Federal Home Loan Bank	4.375%	3/17/2010	20,000	20,000
1 Federal Home Loan Bank	4.875%	5/14/2010	4,600	4,655
1 Federal Home Loan Bank	7.625%	5/14/2010	71,925	77,438
1 Federal Home Loan Bank	5.375%	8/19/2011	41,425	42,749
1 Federal Home Loan Bank	4.875%	11/18/2011	5,750	5,794
1 Federal Home Loan Bank	5.750%	5/15/2012	25,400	26,636
1 Federal Home Loan Bank	3.875%	6/14/2013	30,625	29,433
1 Federal Home Loan Bank	5.375%	6/14/2013	15,000	15,456
1 Federal Home Loan Bank	5.125%	8/14/2013	82,200	83,721
1 Federal Home Loan Bank	5.250%	9/13/2013	2,500	2,563
1 Federal Home Loan Bank	4.500%	9/16/2013	83,300	82,489
1 Federal Home Loan Bank	5.500%	8/13/2014	89,425	92,997
1 Federal Home Loan Bank	5.375%	5/18/2016	23,850	24,573
1 Federal Home Loan Bank	5.625%	6/13/2016	2,950	3,062
1 Federal Home Loan Bank	4.750%	12/16/2016	99,175	97,653
1 Federal Home Loan Bank	4.875%	5/17/2017	29,600	29,366
1 Federal Home Loan Bank	5.250%	12/11/2020	9,225	9,278
1 Federal Home Loan Bank	5.500%	7/15/2036	11,000	11,345
1 Federal Home Loan Mortgage Corp.	2.750%	3/15/2008	25	25
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	7,050	7,094
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	75,000	75,452
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	50,000	50,930
1 Federal Home Loan Mortgage Corp.	3.375%	4/15/2009	100,000	98,482
1 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,094
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	58,400	59,169
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	215,675	217,519
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	36,065	37,555
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	81,425	86,289
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	127,101
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	38,683	41,322
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	12,050	12,167
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	33,800	35,571
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	15,000	15,415
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	85,000	88,762
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	40,145	41,006
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	50,000	51,896
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	81,325	80,683
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	11,800	11,670
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	114,925	115,924
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	90,650	91,951
1 Federal Home Loan Mortgage Corp.	0.000%	11/24/2014	9,500	6,675
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	52,200	51,637
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	75,000	76,663
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/2017	10,000	10,008
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	29,521	28,976
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	14,000	16,664
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	68,750	82,293
1 Federal National Mortgage Assn.	3.250%	11/15/2007	20	20
1 Federal National Mortgage Assn.	4.500%	10/15/2008	15,525	15,525
1 Federal National Mortgage Assn.	3.375%	12/15/2008	36,550	36,073
1 Federal National Mortgage Assn.	5.250%	1/15/2009	45,050	45,524
1 Federal National Mortgage Assn.	3.250%	2/15/2009	10	10
1 Federal National Mortgage Assn.	4.875%	4/15/2009	7,000	7,050
1 Federal National Mortgage Assn.	4.250%	5/15/2009	31,450	31,388
1 Federal National Mortgage Assn.	6.375%	6/15/2009	49,412	51,023
1 Federal National Mortgage Assn.	5.125%	7/13/2009	100,000	101,061
1 Federal National Mortgage Assn.	6.625%	9/15/2009	174,315	181,551
1 Federal National Mortgage Assn.	7.250%	1/15/2010	89,090	94,542
1 Federal National Mortgage Assn.	3.875%	2/15/2010	52,700	52,098
1 Federal National Mortgage Assn.	4.125%	5/15/2010	20,000	19,822
1 Federal National Mortgage Assn.	7.125%	6/15/2010	25	27
1 Federal National Mortgage Assn.	6.250%	2/1/2011	16,665	17,527
1 Federal National Mortgage Assn.	5.125%	4/15/2011	24,000	24,526
1 Federal National Mortgage Assn.	6.000%	5/15/2011	42,500	44,653
1 Federal National Mortgage Assn.	5.000%	10/15/2011	86,925	88,419
1 Federal National Mortgage Assn.	6.125%	3/15/2012	87,705	93,148
1 Federal National Mortgage Assn.	4.875%	5/18/2012	18,425	18,619
1 Federal National Mortgage Assn.	4.375%	9/15/2012	23,425	23,205
1 Federal National Mortgage Assn.	4.750%	2/21/2013	5,000	5,012
1 Federal National Mortgage Assn.	4.375%	3/15/2013	36,815	36,351
1 Federal National Mortgage Assn.	4.625%	5/1/2013	15,850	15,708
1 Federal National Mortgage Assn.	4.625%	10/15/2013	90,625	89,992
1 Federal National Mortgage Assn.	5.125%	1/2/2014	3,925	3,980
1 Federal National Mortgage Assn.	4.125%	4/15/2014	75,000	72,313
1 Federal National Mortgage Assn.	4.625%	10/15/2014	50,000	49,426
1 Federal National Mortgage Assn.	5.000%	4/15/2015	20,000	20,189
1 Federal National Mortgage Assn.	4.375%	10/15/2015	50,000	48,309
1 Federal National Mortgage Assn.	8.200%	3/10/2016	50	61
1 Federal National Mortgage Assn.	5.250%	9/15/2016	58,975	60,290
1 Federal National Mortgage Assn.	4.875%	12/15/2016	6,475	6,435
1 Federal National Mortgage Assn.	5.000%	2/13/2017	53,425	53,625
1 Federal National Mortgage Assn.	5.000%	5/11/2017	50,000	50,116
1 Federal National Mortgage Assn.	6.250%	5/15/2029	1,375	1,546
1 Federal National Mortgage Assn.	7.125%	1/15/2030	805	999
1 Federal National Mortgage Assn.	7.250%	5/15/2030	92,001	115,817
1 Federal National Mortgage Assn.	6.625%	11/15/2030	17,460	20,610
1 Federal National Mortgage Assn.	5.625%	7/15/2037	5,650	5,866
Private Export Funding Corp.	7.200%	1/15/2010	31,825	33,691
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	698
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	376
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	158
Small Business Administration Variable Rate Interest Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	5,699
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	3,998
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,000	3,070
1 Tennessee Valley Auth.	5.375%	11/13/2008	31,425	31,721
1 Tennessee Valley Auth.	5.500%	7/18/2017	20,800	21,517
1 Tennessee Valley Auth.	7.125%	5/1/2030	32,625	40,680
1 Tennessee Valley Auth.	4.650%	6/15/2035	4,400	4,007
1 Tennessee Valley Auth.	5.375%	4/1/2056	7,150	7,124

				4,548,480

Mortgage-Backed Securities (37.1%)
Conventional Mortgage-Backed Securities (34.0%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-2/1/2021	187,484	178,863
1,2 Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-9/1/2035	538,057	516,815
1,2 Federal Home Loan Mortgage Corp.	5.000%	11/1/2007-10/1/2037	1,782,162	1,714,746
1,2 Federal Home Loan Mortgage Corp.	5.500%	11/1/2008-10/1/2037	2,812,068	2,759,971
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-10/1/2037	1,185,624	1,189,700
1,2 Federal Home Loan Mortgage Corp.	6.500%	12/1/2007-2/1/2037	227,808	232,957
1,2 Federal Home Loan Mortgage Corp.	7.000%	10/1/2007-1/1/2037	59,411	61,551
1,2 Federal Home Loan Mortgage Corp.	7.500%	1/1/2008-2/1/2032	12,857	13,383
1,2 Federal Home Loan Mortgage Corp.	8.000%	4/1/2008-1/1/2032	9,407	9,940
1,2 Federal Home Loan Mortgage Corp.	8.500%	4/1/2010-7/1/2031	1,619	1,719
1,2 Federal Home Loan Mortgage Corp.	9.000%	7/1/2016-3/1/2031	1,077	1,154
1,2 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	261	276
1,2 Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	78	83
1,2 Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	1	1
1,2 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	103,942	99,565
1,2 Federal National Mortgage Assn.	4.500%	2/1/2010-4/1/2037	866,115	831,720
1,2 Federal National Mortgage Assn.	5.000%	9/1/2009-7/1/2037	2,541,656	2,448,132
1,2 Federal National Mortgage Assn.	5.500%	11/1/2008-8/1/2037	2,569,103	2,528,063
1,2 Federal National Mortgage Assn.	6.000%	7/1/2008-10/1/2037	2,126,645	2,134,087
1,2 Federal National Mortgage Assn.	6.500%	3/1/2008-9/1/2037	661,177	674,723
1,2 Federal National Mortgage Assn.	7.000%	10/1/2007-10/1/2037	228,103	235,744
1,2 Federal National Mortgage Assn.	7.500%	1/1/2008-12/1/2032	17,373	18,108
1,2 Federal National Mortgage Assn.	8.000%	10/1/2007-9/1/2031	5,201	5,499
1,2 Federal National Mortgage Assn.	8.500%	10/1/2009-5/1/2032	1,946	2,062
1,2 Federal National Mortgage Assn.	9.000%	5/1/2008-8/1/2030	468	500
1,2 Federal National Mortgage Assn.	9.500%	7/1/2010-11/1/2025	581	625
1,2 Federal National Mortgage Assn.	10.000%	10/1/2014-11/1/2019	142	150
1,2 Federal National Mortgage Assn.	10.500%	5/1/2010-8/1/2020	13	14
1,2 Federal National Mortgage Assn.	11.000%	9/1/2019	8	9
2 Government National Mortgage Assn.	4.000%	8/15/2018-9/15/2018	1,998	1,895
2 Government National Mortgage Assn.	4.500%	6/15/2018-3/15/2036	36,638	34,832
2 Government National Mortgage Assn.	5.000%	11/15/2017-6/20/2037	346,483	335,847
2 Government National Mortgage Assn.	5.500%	3/15/2015-9/20/2037	616,760	608,183
2 Government National Mortgage Assn.	6.000%	3/15/2009-10/1/2037	536,726	539,935
2 Government National Mortgage Assn.	6.500%	12/15/2007-8/20/2037	197,926	202,481
2 Government National Mortgage Assn.	7.000%	1/15/2008-9/15/2036	32,271	33,522
2 Government National Mortgage Assn.	7.250%	9/15/2025	53	56
2 Government National Mortgage Assn.	7.500%	12/15/2007-6/15/2032	11,688	12,251
2 Government National Mortgage Assn.	7.750%	2/15/2030	8	8
2 Government National Mortgage Assn.	8.000%	12/15/2007-12/15/2030	7,940	8,404
2 Government National Mortgage Assn.	8.500%	5/15/2010-3/15/2031	1,717	1,827
2 Government National Mortgage Assn.	9.000%	10/15/2008-2/15/2031	3,797	4,026
2 Government National Mortgage Assn.	9.500%	5/15/2016-9/15/2025	835	896
2 Government National Mortgage Assn.	10.000%	2/15/2018-2/15/2025	337	365
2 Government National Mortgage Assn.	10.500%	7/15/2015-4/15/2025	243	263
2 Government National Mortgage Assn.	11.000%	1/15/2010-11/15/2015	37	39
2 Government National Mortgage Assn.	11.500%	3/15/2010-4/15/2016	41	44
Nonconventional Mortgage-Backed Securities (3.1%)
1,2 Federal Home Loan Mortgage Corp.	4.090%	4/1/2035	1,132	1,113
1,2 Federal Home Loan Mortgage Corp.	4.276%	4/1/2036	24,040	23,916
1,2 Federal Home Loan Mortgage Corp.	4.336%	11/1/2033	11,719	11,695
1,2 Federal Home Loan Mortgage Corp.	4.597%	11/1/2034	18,740	18,510
1,2 Federal Home Loan Mortgage Corp.	4.622%	4/1/2035	13,024	12,978
1,2 Federal Home Loan Mortgage Corp.	4.656%	7/1/2035	16,061	15,800
1,2 Federal Home Loan Mortgage Corp.	4.659%	12/1/2035	18,754	18,689
1,2 Federal Home Loan Mortgage Corp.	4.704%	12/1/2034	8,011	8,005
1,2 Federal Home Loan Mortgage Corp.	4.793%	7/1/2035	31,185	30,874
1,2 Federal Home Loan Mortgage Corp.	4.983%	5/1/2035	21,502	21,352
1,2 Federal Home Loan Mortgage Corp.	5.268%	3/1/2036	22,642	22,626
1,2 Federal Home Loan Mortgage Corp.	5.301%	3/1/2037	17,532	17,561
1,2 Federal Home Loan Mortgage Corp.	5.308%	12/1/2036	16,683	16,739
1,2 Federal Home Loan Mortgage Corp.	5.426%	3/1/2037	16,056	16,091
1,2 Federal Home Loan Mortgage Corp.	5.429%	1/1/2037	12,003	12,056
1,2 Federal Home Loan Mortgage Corp.	5.458%	4/1/2037	25,993	26,059
1,2 Federal Home Loan Mortgage Corp.	5.490%	2/1/2036	18,750	18,743
1,2 Federal Home Loan Mortgage Corp.	5.581%	5/1/2036	27,114	27,481
1,2 Federal Home Loan Mortgage Corp.	5.589%	6/1/2037	10,774	10,852
1,2 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	18,905	19,042
1,2 Federal Home Loan Mortgage Corp.	5.710%	12/1/2036	28,490	28,796
1,2 Federal Home Loan Mortgage Corp.	5.712%	3/1/2037	37,630	38,017
1,2 Federal Home Loan Mortgage Corp.	5.773%	5/1/2036	22,575	22,851
1,2 Federal Home Loan Mortgage Corp.	5.828%	6/1/2037	13,490	13,559
1,2 Federal Home Loan Mortgage Corp.	5.854%	4/1/2037	52,942	53,344
1,2 Federal Home Loan Mortgage Corp.	5.874%	5/1/2037	28,132	28,110
1,2 Federal Home Loan Mortgage Corp.	5.892%	6/1/2037	19,701	19,822
1,2 Federal National Mortgage Assn.	4.000%	7/1/2035	12,235	11,845
1,2 Federal National Mortgage Assn.	4.135%	5/1/2034	12,460	12,240
1,2 Federal National Mortgage Assn.	4.423%	8/1/2035	36,518	36,079
1,2 Federal National Mortgage Assn.	4.426%	4/1/2036	19,433	19,466
1,2 Federal National Mortgage Assn.	4.573%	1/1/2035	14,985	14,908
1,2 Federal National Mortgage Assn.	4.589%	11/1/2034	30,713	30,075
1,2 Federal National Mortgage Assn.	4.599%	12/1/2034	19,662	19,442
1,2 Federal National Mortgage Assn.	4.605%	10/1/2036	12,229	12,310
1,2 Federal National Mortgage Assn.	4.641%	11/1/2033	11,333	11,219
1,2 Federal National Mortgage Assn.	4.653%	9/1/2034	8,759	8,636
1,2 Federal National Mortgage Assn.	4.657%	8/1/2035	23,338	23,044
1,2 Federal National Mortgage Assn.	4.700%	10/1/2034	14,632	14,497
1,2 Federal National Mortgage Assn.	4.729%	9/1/2035	13,969	13,826
1,2 Federal National Mortgage Assn.	4.733%	8/1/2035	11,325	11,246
1,2 Federal National Mortgage Assn.	4.742%	5/1/2035	7,470	7,452
1,2 Federal National Mortgage Assn.	4.753%	9/1/2034	6,767	6,761
1,2 Federal National Mortgage Assn.	4.759%	6/1/2034	10,903	10,873
1,2 Federal National Mortgage Assn.	4.780%	4/1/2036	37,128	37,339
1,2 Federal National Mortgage Assn.	4.781%	10/1/2034	20,865	20,805
1,2 Federal National Mortgage Assn.	4.827%	4/1/2037	15,833	15,852
1,2 Federal National Mortgage Assn.	4.863%	12/1/2035	28,987	28,836
1,2 Federal National Mortgage Assn.	4.886%	7/1/2035	18,675	18,561
1,2 Federal National Mortgage Assn.	4.955%	7/1/2035	8,662	8,708
1,2 Federal National Mortgage Assn.	4.970%	10/1/2035	28,266	28,384
1,2 Federal National Mortgage Assn.	4.978%	11/1/2034	6,317	6,329
1,2 Federal National Mortgage Assn.	5.054%	11/1/2035	28,583	28,441
1,2 Federal National Mortgage Assn.	5.081%	12/1/2035	33,164	33,010
1,2 Federal National Mortgage Assn.	5.090%	2/1/2036	13,393	13,364
1,2 Federal National Mortgage Assn.	5.110%	1/1/2036	18,055	18,105
1,2 Federal National Mortgage Assn.	5.138%	12/1/2035	36,035	36,059
1,2 Federal National Mortgage Assn.	5.289%	3/1/2037	20,173	20,257
1,2 Federal National Mortgage Assn.	5.465%	2/1/2036	22,776	22,823
1,2 Federal National Mortgage Assn.	5.480%	5/1/2037	8,180	8,240
1,2 Federal National Mortgage Assn.	5.620%	7/1/2036	15,134	15,325
1,2 Federal National Mortgage Assn.	5.627%	1/1/2037	18,021	18,216
1,2 Federal National Mortgage Assn.	5.654%	3/1/2037	18,232	18,470
1,2 Federal National Mortgage Assn.	5.673%	6/1/2036	21,555	21,701
1,2 Federal National Mortgage Assn.	5.690%	3/1/2037	49,413	50,007
1,2 Federal National Mortgage Assn.	5.695%	2/1/2037	22,158	22,450
1,2 Federal National Mortgage Assn.	5.698%	2/1/2037	36,249	36,710
1,2 Federal National Mortgage Assn.	5.740%	3/1/2037	36,269	36,727
1,2 Federal National Mortgage Assn.	5.743%	12/1/2036	51,122	51,791
1,2 Federal National Mortgage Assn.	5.761%	4/1/2036	16,184	16,338
1,2 Federal National Mortgage Assn.	5.785%	4/1/2037	13,878	13,995
1,2 Federal National Mortgage Assn.	5.800%	4/1/2037	23,723	23,764
1,2 Federal National Mortgage Assn.	5.817%	1/1/2036	10,342	10,364
1,2 Federal National Mortgage Assn.	5.826%	6/1/2037	33,515	33,956
1,2 Federal National Mortgage Assn.	5.881%	9/1/2036	18,624	18,984
1,2 Federal National Mortgage Assn.	6.014%	11/1/2036	16,957	17,188
1,2 Federal National Mortgage Assn.	6.097%	6/1/2036	5,214	5,281
2 Government National Mortgage Assn.	6.375%	6/20/2029	690	702
2 Government National Mortgage Assn.	7.900%	2/15/2021	8	8

				19,020,724

Total U.S. Government and Agency Obligations
(Cost $36,353,435)				36,471,667

Corporate Bonds (25.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (7.4%)
2,3 American Express Credit Account Master Trust	5.862%	10/15/2010	66,200	66,178
2,3 American Express Credit Account Master Trust	5.933%	11/15/2010	3,000	3,000
2,3 American Express Credit Account Master Trust	5.753%	3/15/2011	1,500	1,498
2,3,4 American Express Credit Account Master Trust	5.743%	8/15/2011	17,350	17,303
2,3 American Express Credit Account Master Trust	5.833%	9/15/2011	40,000	39,920
4 BA Covered Bond Issuer	5.500%	6/14/2012	47,250	48,388
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	19,158	19,633
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	8,288	8,570
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	2,690	2,697
2,3 Bank One Issuance Trust	5.873%	6/15/2010	126,950	126,970
2,3 Bank One Issuance Trust	5.862%	12/15/2010	23,450	23,443
2,3 Bank One Issuance Trust	5.862%	2/15/2011	200,000	199,918
2,3 Bank One Issuance Trust	5.862%	6/15/2011	12,300	12,293
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	10,057
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.631%	4/12/2038	20,000	19,889
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	19,530
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.624%	3/11/2039	42,000	41,646
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,000	9,659
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,763
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	50,000	49,892
2,3,4 BMW Floorplan Master Owner Trust	5.753%	9/17/2011	28,000	27,841
2,3 Capital One Master Trust	5.952%	12/15/2010	23,000	23,006
2,3 Capital One Master Trust	5.942%	6/15/2011	14,000	14,002
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	45,247	44,585
2,3 Capital One Multi-Asset Execution Trust	5.933%	9/15/2011	75,630	75,644
2,3 Capital One Multi-Asset Execution Trust	5.843%	1/17/2012	50,000	49,927
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	43,450	42,223
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	17,162	17,319
2,3 Chase Credit Card Master Trust	5.873%	2/15/2010	53,510	53,519
2,3 Chase Credit Card Master Trust	5.862%	7/15/2010	1,400	1,400
2,3 Chase Credit Card Master Trust	5.862%	10/15/2010	1,411	1,410
2,3 Chase Credit Card Master Trust	5.873%	1/17/2011	48,350	48,331
2,3 Chase Credit Card Master Trust	5.862%	2/15/2011	11,875	11,863
2,3 Chase Issuance Trust	5.762%	12/15/2010	244,486	244,283
2,3 Chase Issuance Trust	5.762%	2/15/2011	30,500	30,531
2,3 Chase Issuance Trust	5.772%	11/15/2011	12,570	12,515
2,3 Chase Issuance Trust	5.772%	2/15/2012	23,678	23,582
2 Chase Issuance Trust	4.650%	12/17/2012	39,225	38,967
2 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,546	1,555
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	750	751
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	42,000	41,383
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	5,000	4,927
2,3 Citibank Credit Card Issuance Trust	5.762%	12/15/2010	21,820	21,769
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	775	774
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,264
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	20,935
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	12,713	13,474
2 Countrywide Home Loans	4.050%	5/25/2033	10,245	10,066
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	36,000	35,362
2 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	16,738	17,249
2 Credit Suisse Mortgage Capital Certificates	5.609%	2/15/2039	35,100	34,837
2 DaimlerChrysler Auto Trust	4.200%	7/8/2010	7,535	7,459
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	31,449	31,419
2,3 DaimlerChrysler Master Owner Trust	5.777%	12/15/2010	57,000	56,712
2 Detroit Edison Securitization Funding LLC	5.875%	3/1/2010	170	170
2,3 Discover Card Master Trust I	5.783%	4/16/2010	29,450	29,454
2,3 Discover Card Master Trust I	5.772%	5/15/2010	146,000	145,988
2,3 Discover Card Master Trust I	5.883%	8/15/2010	105,000	105,002
2,3 Discover Card Master Trust I	5.762%	9/16/2010	28,230	28,208
2,3 Discover Card Master Trust I	5.772%	5/15/2011	93,400	93,232
2,3 Discover Card Master Trust I	5.862%	5/15/2011	13,650	13,636
2 DLJ Commercial Mortgage Corp.	6.410%	2/18/2031	2,184	2,185
2 Federal Housing Administration	7.430%	10/1/2020	13	14
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	13,045
2,3 Fleet Credit Card Master Trust II	5.893%	4/15/2010	12,500	12,502
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	7,610	7,576
2 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	17,635
2 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	3,101
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	2,157	2,186
2 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,683
2 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,325
2 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	19,940
2,3 GE Capital Credit Card Master Note Trust	5.762%	6/15/2011	44,000	43,951
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	43,350	43,539
2 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	17,990	18,150
2 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	11,050	11,611
2 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	14,085	14,658
2 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	16,500	17,175
2 GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035	8,668	8,728
2,3 Gracechurch Card Funding PLC	5.873%	10/15/2009	46,000	46,007
2,3 Gracechurch Card Funding PLC	5.772%	11/16/2009	101,300	101,292
2,3 Gracechurch Card Funding PLC	5.862%	3/15/2010	20,500	20,493
2,3 Gracechurch Card Funding PLC	5.762%	6/15/2010	110,700	110,577
2,3 Gracechurch Card Funding PLC	5.762%	9/15/2010	143,000	142,704
2,3 Gracechurch Card Funding PLC	5.762%	11/15/2010	16,700	16,664
2 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	19,572
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	1,252	1,249
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	24,092	24,004
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	12,150	12,132
2 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	43,365	43,244
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	19,474	20,052
2 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,000	10,952
2 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,800
2 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,777
2 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	12,234
2 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	16,225	16,295
2 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	25,142	25,624
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	18,038	18,970
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	20,925	20,712
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	8,512
2,3 MBNA Credit Card Master Note Trust	5.753%	12/15/2010	175,044	174,802
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	28,262	28,036
2,3 MBNA Credit Card Master Note Trust	5.883%	2/15/2011	161,525	161,477
2,3 MBNA Credit Card Master Note Trust	5.510%	12/15/2011	4,500	4,493
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	62,654	65,181
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	1/12/2017	15,700	15,504
2 Morgan Stanley Capital I	6.480%	11/15/2030	2,043	2,052
2 Morgan Stanley Capital I	5.230%	9/15/2042	21,650	21,446
2 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	5,000	5,185
2 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	5,000	5,174
2 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	19,728
2 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	5,190
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,312
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	11,391	11,327
2 Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/2012	2,277	2,256
2 PECO Energy Transition Trust	6.130%	3/1/2009	289	290
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,473
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	13,820
2 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	705	715
2 Prudential Securities Secured Financing	7.193%	6/16/2031	4,149	4,238
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	22,070
2 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	260	262
2 Residential Asset Securities Corp.	6.489%	10/25/2030	515	513
2 Salomon Brothers Mortgage Securities VII	4.116%	9/25/2033	29,246	28,873
2 USAA Auto Owner Trust	4.550%	2/16/2010	22,328	22,226
2 USAA Auto Owner Trust	5.360%	2/15/2011	22,250	22,260
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	19,330	19,286
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	2,904	2,849
2 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	886
2 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	881
2 World Omni Auto Receivables Trust	3.540%	11/14/2011	6,166	6,155

				3,820,651

Finance (7.8%)
Banking (3.2%)
Abbey National PLC	7.950%	10/26/2029	11,965	14,561
AmSouth Bank NA	5.200%	4/1/2015	6,200	5,901
Associates Corp. of North America	6.950%	11/1/2018	350	380
BAC Capital Trust XI	6.625%	5/23/2036	6,325	6,393
Banc One Corp.	7.625%	10/15/2026	1,475	1,677
4 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	23,425	24,300
Bank of America Corp.	3.375%	2/17/2009	12,800	12,535
Bank of America Corp.	4.500%	8/1/2010	3,575	3,552
Bank of America Corp.	4.250%	10/1/2010	3,450	3,389
Bank of America Corp.	4.375%	12/1/2010	1,525	1,503
Bank of America Corp.	5.375%	8/15/2011	6,050	6,095
Bank of America Corp.	6.250%	4/15/2012	4,775	4,981
Bank of America Corp.	5.375%	9/11/2012	5,300	5,281
Bank of America Corp.	4.875%	1/15/2013	1,340	1,314
Bank of America Corp.	5.375%	6/15/2014	5,375	5,338
Bank of America Corp.	5.125%	11/15/2014	26,100	25,575
Bank of America Corp.	5.250%	12/1/2015	12,950	12,632
Bank of America Corp.	5.750%	8/15/2016	13,925	13,925
Bank of America Corp.	5.625%	10/14/2016	15,300	15,328
Bank of America Corp.	5.300%	3/15/2017	13,200	12,800
Bank of America Corp.	5.420%	3/15/2017	19,900	19,254
Bank of America Corp.	6.100%	6/15/2017	6,650	6,846
Bank of America Corp.	6.000%	9/1/2017	1,900	1,938
Bank of America Corp.	5.625%	3/8/2035	7,700	6,806
Bank of America Corp.	6.000%	10/15/2036	11,200	10,987
Bank of America Corp.	6.500%	9/15/2037	2,950	2,938
Bank of New York Co., Inc.	4.950%	1/14/2011	3,275	3,239
Bank of New York Co., Inc.	6.375%	4/1/2012	400	414
Bank of New York Co., Inc.	4.950%	3/15/2015	7,225	6,771
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,525	9,096
Bank One Corp.	6.000%	2/17/2009	110	111
Bank One Corp.	7.875%	8/1/2010	21,180	22,646
Bank One Corp.	5.250%	1/30/2013	4,725	4,656
Bank One Corp.	4.900%	4/30/2015	2,475	2,317
BankAmerica Capital II	8.000%	12/15/2026	100	104
Barclays Bank PLC	5.450%	9/12/2012	1,200	1,207
2 Barclays Bank PLC	6.278%	12/29/2049	3,295	2,869
BB&T Corp.	6.500%	8/1/2011	2,990	3,111
BB&T Corp.	4.750%	10/1/2012	3,900	3,816
BB&T Corp.	5.200%	12/23/2015	5,275	5,080
BB&T Corp.	5.625%	9/15/2016	6,950	6,862
BB&T Corp.	4.900%	6/30/2017	625	583
BB&T Corp.	5.250%	11/1/2019	4,275	3,999
BB&T Corp.	6.750%	6/7/2036	9,475	9,545
Charter One Bank N.A.	5.500%	4/26/2011	13,150	13,265
Citicorp	6.375%	11/15/2008	100	102
Citigroup, Inc.	3.625%	2/9/2009	2,375	2,338
Citigroup, Inc.	6.200%	3/15/2009	140	142
Citigroup, Inc.	4.250%	7/29/2009	11,105	10,970
Citigroup, Inc.	4.125%	2/22/2010	225	221
Citigroup, Inc.	4.625%	8/3/2010	14,450	14,358
Citigroup, Inc.	6.500%	1/18/2011	17,870	18,663
Citigroup, Inc.	5.100%	9/29/2011	39,620	39,525
Citigroup, Inc.	6.000%	2/21/2012	7,450	7,669
Citigroup, Inc.	5.250%	2/27/2012	4,375	4,379
Citigroup, Inc.	5.625%	8/27/2012	8,090	8,192
Citigroup, Inc.	5.125%	5/5/2014	3,750	3,659
Citigroup, Inc.	5.000%	9/15/2014	18,418	17,821
Citigroup, Inc.	4.875%	5/7/2015	3,300	3,150
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,806
Citigroup, Inc.	5.300%	1/7/2016	19,150	18,811
Citigroup, Inc.	5.850%	8/2/2016	5,450	5,533
Citigroup, Inc.	5.500%	2/15/2017	3,750	3,694
Citigroup, Inc.	6.000%	8/15/2017	3,500	3,578
Citigroup, Inc.	6.625%	6/15/2032	1,525	1,598
Citigroup, Inc.	5.875%	2/22/2033	13,075	12,581
Citigroup, Inc.	6.000%	10/31/2033	3,300	3,219
Citigroup, Inc.	5.850%	12/11/2034	2,000	1,918
Citigroup, Inc.	6.125%	8/25/2036	9,275	9,254
Citigroup, Inc.	5.875%	5/29/2037	3,575	3,465
Colonial Bank NA	6.375%	12/1/2015	1,425	1,449
Comerica Bank	5.750%	11/21/2016	12,700	12,594
Comerica Bank	5.200%	8/22/2017	4,475	4,179
Compass Bank	6.400%	10/1/2017	2,700	2,724
Compass Bank	5.900%	4/1/2026	2,400	2,170
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,653
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,900	1,894
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	24,600	24,590
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	9,275	9,281
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	10,125	10,231
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	10,650	10,991
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,950	4,143
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,110	5,123
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	19,350	18,487
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	12,490	12,055
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,025	4,459
2 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	3,075	2,909
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,400	5,276
Deutsche Bank Financial, Inc.	6.000%	9/1/2017	16,925	17,154
Fifth Third Bank	4.200%	2/23/2010	4,475	4,399
Fifth Third Bank	4.750%	2/1/2015	10,950	10,309
Fifth Third Bank	4.500%	6/1/2018	1,550	1,367
First Tennessee Bank	5.050%	1/15/2015	1,825	1,709
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,898
FirstStar Bank	7.125%	12/1/2009	2,685	2,792
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,408
Golden West Financial Corp.	4.750%	10/1/2012	340	330
4 HBOS Treasury Services PLC	5.250%	2/21/2017	21,125	21,376
HSBC Bank PLC	6.950%	3/15/2011	11,350	12,033
HSBC Bank USA	3.875%	9/15/2009	800	785
HSBC Bank USA	4.625%	4/1/2014	4,125	3,849
HSBC Bank USA	5.875%	11/1/2034	2,475	2,351
HSBC Bank USA	5.625%	8/15/2035	4,825	4,387
HSBC Holdings PLC	7.500%	7/15/2009	2,040	2,121
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,379
HSBC Holdings PLC	7.350%	11/27/2032	2,515	2,686
HSBC Holdings PLC	6.500%	5/2/2036	17,350	17,550
HSBC Holdings PLC	6.500%	9/15/2037	12,050	12,048
J.P. Morgan, Inc.	6.000%	1/15/2009	2,475	2,502
JP Morgan Chase Capital XXII	6.450%	2/2/2037	5,375	4,983
JPM Capital Trust	6.550%	9/29/2036	8,725	8,198
JPMorgan Capital Trust	5.875%	3/15/2035	4,225	3,770
JPMorgan Chase & Co.	3.500%	3/15/2009	4,625	4,536
JPMorgan Chase&Co.	6.750%	2/1/2011	14,362	14,976
JPMorgan Chase&Co.	5.600%	6/1/2011	37,400	37,931
JPMorgan Chase&Co.	4.500%	1/15/2012	9,400	9,126
JPMorgan Chase&Co.	6.625%	3/15/2012	3,800	3,978
JPMorgan Chase&Co.	5.375%	10/1/2012	2,800	2,803
JPMorgan Chase&Co.	5.750%	1/2/2013	3,575	3,597
JPMorgan Chase&Co.	5.375%	1/15/2014	2,575	2,559
JPMorgan Chase&Co.	4.875%	3/15/2014	19,540	18,742
JPMorgan Chase&Co.	5.125%	9/15/2014	12,650	12,273
JPMorgan Chase&Co.	4.750%	3/1/2015	2,725	2,553
JPMorgan Chase&Co.	5.250%	5/1/2015	2,150	2,075
JPMorgan Chase&Co.	5.150%	10/1/2015	3,700	3,562
JPMorgan Chase&Co.	5.875%	6/13/2016	4,075	4,115
JPMorgan Chase&Co.	6.125%	6/27/2017	14,975	15,288
JPMorgan Chase&Co.	5.850%	8/1/2035	825	733
JPMorgan Chase&Co.	6.800%	10/1/2037	5,450	5,435
Key Bank NA	7.000%	2/1/2011	725	757
Key Bank NA	5.500%	9/17/2012	5,450	5,432
Key Bank NA	5.800%	7/1/2014	1,175	1,173
Key Bank NA	4.950%	9/15/2015	7,175	6,765
Key Bank NA	5.450%	3/3/2016	7,175	6,954
Marshall&Ilsley Bank	4.850%	6/16/2015	700	658
Marshall&Ilsley Bank	5.000%	1/17/2017	250	232
Marshall&Ilsley Corp.	4.375%	8/1/2009	2,675	2,646
MBNA America Bank NA	4.625%	8/3/2009	3,450	3,432
MBNA America Bank NA	6.625%	6/15/2012	3,465	3,649
MBNA Corp.	7.500%	3/15/2012	3,245	3,525
MBNA Corp.	6.125%	3/1/2013	2,200	2,282
MBNA Corp.	5.000%	6/15/2015	950	900
Mellon Bank NA	4.750%	12/15/2014	3,650	3,435
Mellon Funding Corp.	3.250%	4/1/2009	2,775	2,708
Mellon Funding Corp.	6.400%	5/14/2011	450	467
Mellon Funding Corp.	5.000%	12/1/2014	1,100	1,059
National City Bank	4.150%	8/1/2009	6,675	6,554
National City Bank	4.500%	3/15/2010	7,525	7,419
National City Bank	6.250%	3/15/2011	575	589
National City Bank	4.625%	5/1/2013	1,000	941
National City Corp.	4.900%	1/15/2015	500	465
National City Corp.	6.875%	5/15/2019	850	898
National Westminster Bank PLC	7.375%	10/1/2009	450	470
NationsBank Corp.	6.800%	3/15/2028	725	765
^4 Nationwide Building Society	5.500%	7/18/2012	24,775	25,457
NB Capital Trust II	7.830%	12/15/2026	5,000	5,201
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,534
North Fork Bancorp., Inc.	5.875%	8/15/2012	250	244
4 Northern Rock PLC	5.625%	6/22/2017	46,200	46,012
PNC Bank NA	4.875%	9/21/2017	9,750	9,019
PNC Funding Corp.	4.500%	3/10/2010	500	493
PNC Funding Corp.	5.125%	12/14/2010	2,675	2,665
PNC Funding Corp.	5.250%	11/15/2015	10,250	9,851
PNC Funding Corp.	5.625%	2/1/2017	1,075	1,063
Regions Financial Corp.	4.375%	12/1/2010	1,000	973
Regions Financial Corp.	7.000%	3/1/2011	4,275	4,509
Regions Financial Corp.	7.750%	3/1/2011	7,525	8,028
Regions Financial Corp.	6.375%	5/15/2012	11,600	11,947
2 Regions Financial Corp.	6.625%	5/15/2047	3,525	3,348
Republic New York Corp.	7.750%	5/15/2009	4,300	4,474
Royal Bank of Canada	4.125%	1/26/2010	14,075	13,773
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,675	1,723
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	12,275	11,943
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	6,675	6,332
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	14,245	14,707
Santander Central Hispano Issuances	7.625%	9/14/2010	12,500	13,336
Santander Finance Issuances	6.375%	2/15/2011	1,400	1,446
Sanwa Bank Ltd.	8.350%	7/15/2009	5,600	5,947
Sanwa Bank Ltd.	7.400%	6/15/2011	12,800	13,844
Southtrust Corp.	5.800%	6/15/2014	3,075	3,092
Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,275	8,284
Sovereign Bank	5.125%	3/15/2013	900	877
State Street Capital Trust	5.300%	1/15/2016	3,425	3,311
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,475	6,872
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	16,075	17,945
SunTrust Banks, Inc.	6.375%	4/1/2011	8,455	8,756
SunTrust Banks, Inc.	5.000%	9/1/2015	350	334
SunTrust Banks, Inc.	6.000%	9/11/2017	7,075	7,165
SunTrust Banks, Inc.	5.450%	12/1/2017	500	486
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	3,716
2 Suntrust Capital	6.100%	12/1/2066	1,875	1,671
Swiss Bank Corp.	7.000%	10/15/2015	2,825	3,082
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,720
Synovus Financial Corp.	5.125%	6/15/2017	4,925	4,702
The Chase Manhattan Corp.	7.875%	6/15/2010	450	481
UBS AG	5.875%	7/15/2016	2,800	2,926
UFJ Finance Aruba AEC	6.750%	7/15/2013	18,250	18,794
Union Bank of California NA	5.950%	5/11/2016	4,700	4,660
UnionBanCal Corp.	5.250%	12/16/2013	1,475	1,454
US Bank NA	6.375%	8/1/2011	6,975	7,261
US Bank NA	6.300%	2/4/2014	9,150	9,498
US Bank NA	4.950%	10/30/2014	6,575	6,291
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,006
Wachovia Bank NA	4.875%	2/1/2015	17,300	16,356
Wachovia Bank NA	5.000%	8/15/2015	1,110	1,055
Wachovia Bank NA	5.850%	2/1/2037	16,700	15,825
Wachovia Corp.	3.625%	2/17/2009	12,675	12,464
Wachovia Corp.	7.875%	2/15/2010	3,700	3,935
Wachovia Corp.	4.375%	6/1/2010	6,875	6,793
Wachovia Corp.	7.800%	8/18/2010	13,130	14,031
Wachovia Corp.	5.300%	10/15/2011	17,275	17,376
Wachovia Corp.	4.875%	2/15/2014	6,150	5,904
Wachovia Corp.	5.625%	10/15/2016	4,900	4,858
Wachovia Corp.	5.750%	6/15/2017	7,825	7,871
Wachovia Corp.	6.605%	10/1/2025	275	277
4 Wachovia Corp.	8.000%	12/15/2026	5,125	5,329
Wachovia Corp.	7.500%	4/15/2035	1,100	1,222
Wachovia Corp.	5.500%	8/1/2035	3,600	3,289
Wachovia Corp.	6.550%	10/15/2035	775	808
Washington Mutual Bank	6.875%	6/15/2011	19,345	20,009
Washington Mutual Bank	5.500%	1/15/2013	4,375	4,199
Washington Mutual Bank	5.650%	8/15/2014	6,800	6,557
Washington Mutual Bank	5.125%	1/15/2015	6,050	5,636
Washington Mutual, Inc.	4.000%	1/15/2009	2,500	2,448
Washington Mutual, Inc.	4.200%	1/15/2010	1,900	1,828
Washington Mutual, Inc.	5.500%	8/24/2011	750	737
Washington Mutual, Inc.	5.000%	3/22/2012	4,000	3,856
Washington Mutual, Inc.	5.250%	9/15/2017	2,300	2,114
Wells Fargo&Co.	3.125%	4/1/2009	6,225	6,054
Wells Fargo&Co.	4.200%	1/15/2010	27,575	27,162
Wells Fargo&Co.	4.875%	1/12/2011	15,075	14,974
Wells Fargo&Co.	6.375%	8/1/2011	2,000	2,078
Wells Fargo&Co.	5.300%	8/26/2011	4,800	4,825
Wells Fargo&Co.	5.125%	9/1/2012	4,000	3,972
Wells Fargo&Co.	4.950%	10/16/2013	14,800	14,477
Wells Fargo&Co.	4.625%	4/15/2014	275	263
Wells Fargo&Co.	5.000%	11/15/2014	675	653
Wells Fargo&Co.	5.375%	2/7/2035	4,425	4,033
Wells Fargo Bank NA	6.450%	2/1/2011	15,800	16,445
Wells Fargo Bank NA	4.750%	2/9/2015	4,575	4,288
Wells Fargo Bank NA	5.750%	5/16/2016	2,500	2,508
Wells Fargo Bank NA	5.950%	8/26/2036	5,600	5,456
Wells Fargo Capital X	5.950%	12/15/2036	2,875	2,665
Wells Fargo Financial	5.500%	8/1/2012	3,975	4,026
World Savings Bank, FSB	4.125%	12/15/2009	3,500	3,445
Zions Bancorp.	5.500%	11/16/2015	6,950	6,747
Brokerage (1.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	5,900	5,929
Ameriprise Financial Inc.	5.650%	11/15/2015	4,925	4,822
Bear Stearns Co., Inc.	3.250%	3/25/2009	600	579
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,675	1,636
Bear Stearns Co., Inc.	5.500%	8/15/2011	900	892
Bear Stearns Co., Inc.	5.350%	2/1/2012	22,000	21,552
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	17,640
Bear Stearns Co., Inc.	5.300%	10/30/2015	7,715	7,205
Bear Stearns Co., Inc.	5.550%	1/22/2017	4,925	4,661
Bear Stearns Co., Inc.	6.400%	10/2/2017	3,725	3,690
Bear Stearns Co., Inc.	4.650%	7/2/2018	500	426
Dean Witter, Discover&Co.	6.750%	10/15/2013	800	837
4 Fidelity Investments	7.490%	6/15/2019	1,000	1,146
Goldman Sachs Group, Inc.	3.875%	1/15/2009	16,670	16,446
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	18,768
Goldman Sachs Group, Inc.	4.500%	6/15/2010	10,950	10,832
Goldman Sachs Group, Inc.	5.000%	1/15/2011	200	199
Goldman Sachs Group, Inc.	6.875%	1/15/2011	2,150	2,251
Goldman Sachs Group, Inc.	6.600%	1/15/2012	14,550	15,283
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,000	4,067
Goldman Sachs Group, Inc.	5.250%	4/1/2013	8,540	8,279
Goldman Sachs Group, Inc.	4.750%	7/15/2013	2,225	2,120
Goldman Sachs Group, Inc.	5.250%	10/15/2013	8,750	8,547
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	2,933
Goldman Sachs Group, Inc.	5.000%	10/1/2014	15,550	14,750
Goldman Sachs Group, Inc.	5.125%	1/15/2015	14,735	14,261
Goldman Sachs Group, Inc.	5.350%	1/15/2016	17,250	16,778
Goldman Sachs Group, Inc.	5.625%	1/15/2017	14,750	14,350
Goldman Sachs Group, Inc.	6.250%	9/1/2017	23,475	23,980
Goldman Sachs Group, Inc.	5.950%	1/15/2027	11,250	10,715
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	11,636
Goldman Sachs Group, Inc.	6.345%	2/15/2034	19,225	17,846
Goldman Sachs Group, Inc.	6.450%	5/1/2036	3,200	3,118
Goldman Sachs Group, Inc.	6.750%	10/1/2037	25,725	25,854
Janus Capital Group	5.875%	9/15/2011	3,375	3,392
Janus Capital Group	6.700%	6/15/2017	2,575	2,588
Jefferies Group Inc.	6.450%	6/8/2027	14,325	13,400
Jefferies Group Inc.	6.250%	1/15/2036	7,700	6,879
Lazard Group	6.850%	6/15/2017	4,975	4,878
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	6,925	6,739
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,475	1,440
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	6,275	6,134
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,462
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	4,400	4,272
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	8,400	8,266
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	9,500	9,860
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	7,625	7,501
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	8,800	8,943
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	14,525	14,430
Lehman Brothers Holdings, Inc.	6.200%	9/26/2014	3,275	3,303
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	13,850	13,395
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	200	192
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	9,550	9,632
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	575	543
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	7,000	7,159
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	7,200	6,608
Lehman Brothers Holdings, Inc.	6.875%	7/17/2037	8,275	8,257
Merrill Lynch&Co., Inc.	6.375%	10/15/2008	2,000	2,020
Merrill Lynch&Co., Inc.	4.125%	1/15/2009	11,425	11,296
Merrill Lynch&Co., Inc.	6.000%	2/17/2009	8,761	8,855
Merrill Lynch&Co., Inc.	4.250%	2/8/2010	8,905	8,739
Merrill Lynch&Co., Inc.	4.790%	8/4/2010	7,375	7,319
Merrill Lynch&Co., Inc.	5.770%	7/25/2011	12,900	13,133
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	6,675	6,488
Merrill Lynch&Co., Inc.	5.450%	7/15/2014	3,750	3,716
Merrill Lynch&Co., Inc.	5.000%	1/15/2015	18,875	18,194
Merrill Lynch&Co., Inc.	6.050%	5/16/2016	7,675	7,685
Merrill Lynch&Co., Inc.	5.700%	5/2/2017	19,500	19,176
Merrill Lynch&Co., Inc.	6.400%	8/28/2017	21,775	22,452
Merrill Lynch&Co., Inc.	6.500%	7/15/2018	425	441
Merrill Lynch&Co., Inc.	6.875%	11/15/2018	19	20
Merrill Lynch&Co., Inc.	6.220%	9/15/2026	19,050	18,777
Merrill Lynch&Co., Inc.	6.110%	1/29/2037	7,325	6,852
Morgan Stanley Dean Witter	3.875%	1/15/2009	9,475	9,346
Morgan Stanley Dean Witter	4.000%	1/15/2010	23,625	23,101
Morgan Stanley Dean Witter	4.250%	5/15/2010	22,105	21,677
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,035	10,519
Morgan Stanley Dean Witter	5.625%	1/9/2012	6,525	6,600
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	7,781
Morgan Stanley Dean Witter	5.750%	8/31/2012	9,400	9,529
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	396
Morgan Stanley Dean Witter	4.750%	4/1/2014	26,250	24,778
Morgan Stanley Dean Witter	5.375%	10/15/2015	7,100	6,962
Morgan Stanley Dean Witter	5.750%	10/18/2016	17,025	16,849
Morgan Stanley Dean Witter	5.450%	1/9/2017	7,900	7,638
Morgan Stanley Dean Witter	5.550%	4/27/2017	11,800	11,468
Morgan Stanley Dean Witter	6.250%	8/9/2026	18,525	18,299
Morgan Stanley Dean Witter	7.250%	4/1/2032	9,415	10,625
Finance Companies (1.5%)
Allied Capital Corp.	6.000%	4/1/2012	3,125	3,130
American Express Bank, FSB	6.000%	9/13/2017	5,200	5,094
American Express Centurion Bank	4.375%	7/30/2009	2,300	2,269
American Express Centurion Bank	6.000%	9/13/2017	4,650	4,640
American Express Co.	4.750%	6/17/2009	3,100	3,091
American Express Co.	5.250%	9/12/2011	4,000	4,010
American Express Co.	4.875%	7/15/2013	1,500	1,456
American Express Co.	5.500%	9/12/2016	3,600	3,477
American Express Co.	6.150%	8/28/2017	9,050	9,151
2 American Express Co.	6.800%	9/1/2066	3,475	3,573
American Express Credit Corp.	5.000%	12/2/2010	6,075	6,075
4 American Express Travel	5.250%	11/21/2011	1,150	1,156
American General Finance Corp.	3.875%	10/1/2009	4,000	3,897
American General Finance Corp.	4.875%	5/15/2010	5,100	5,051
American General Finance Corp.	5.625%	8/17/2011	7,625	7,530
American General Finance Corp.	4.875%	7/15/2012	1,650	1,589
American General Finance Corp.	5.850%	6/1/2013	17,870	17,760
American General Finance Corp.	5.750%	9/15/2016	5,750	5,506
BlackRock, Inc.	6.250%	9/15/2017	4,000	4,003
Capital One Bank	4.250%	12/1/2008	1,850	1,831
Capital One Bank	5.000%	6/15/2009	4,075	4,060
Capital One Bank	5.750%	9/15/2010	1,975	1,999
Capital One Bank	6.500%	6/13/2013	1,725	1,759
Capital One Bank	5.125%	2/15/2014	2,450	2,324
Capital One Capital III	7.686%	8/15/2036	7,650	7,429
Capital One Capital IV	6.745%	2/17/2037	3,100	2,795
Capital One Financial	5.700%	9/15/2011	4,025	4,022
Capital One Financial	4.800%	2/21/2012	2,125	2,051
Capital One Financial	5.500%	6/1/2015	6,075	5,826
Capital One Financial	6.150%	9/1/2016	6,525	6,262
Capital One Financial	5.250%	2/21/2017	1,775	1,623
Capital One Financial	6.750%	9/15/2017	6,475	6,626
4 Capmark Financial Group	5.875%	5/10/2012	1,775	1,637
4 Capmark Financial Group	6.300%	5/10/2017	2,550	2,228
CIT Group Co. of Canada	4.650%	7/1/2010	7,550	7,163
CIT Group Co. of Canada	5.600%	11/2/2011	5,300	5,126
CIT Group Co. of Canada	5.200%	6/1/2015	8,575	7,820
CIT Group, Inc.	5.000%	11/24/2008	7,725	7,626
CIT Group, Inc.	4.250%	2/1/2010	3,475	3,291
CIT Group, Inc.	5.200%	11/3/2010	3,525	3,418
CIT Group, Inc.	4.750%	12/15/2010	3,525	3,340
CIT Group, Inc.	5.600%	4/27/2011	5,050	4,911
CIT Group, Inc.	5.800%	7/28/2011	5,325	5,092
CIT Group, Inc.	5.400%	3/7/2013	7,450	7,006
CIT Group, Inc.	5.000%	2/13/2014	125	114
CIT Group, Inc.	5.125%	9/30/2014	6,875	6,268
CIT Group, Inc.	5.000%	2/1/2015	4,175	3,751
CIT Group, Inc.	5.400%	1/30/2016	2,750	2,503
CIT Group, Inc.	5.850%	9/15/2016	6,450	6,094
CIT Group, Inc.	5.650%	2/13/2017	8,825	8,200
CIT Group, Inc.	6.000%	4/1/2036	2,150	1,819
2 CIT Group, Inc.	6.100%	3/15/2067	225	187
Countrywide Financial Corp.	5.800%	6/7/2012	7,875	7,403
Countrywide Financial Corp.	6.250%	5/15/2016	3,925	3,503
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,410
Countrywide Home Loan	5.625%	7/15/2009	340	320
Countrywide Home Loan	4.125%	9/15/2009	13,525	12,477
Countrywide Home Loan	4.000%	3/22/2011	4,900	4,385
^ General Electric Capital Corp.	3.600%	10/15/2008	11,840	11,689
General Electric Capital Corp.	3.125%	4/1/2009	2,475	2,418
General Electric Capital Corp.	3.250%	6/15/2009	3,325	3,245
General Electric Capital Corp.	4.625%	9/15/2009	5,525	5,505
General Electric Capital Corp.	8.300%	9/20/2009	275	292
General Electric Capital Corp.	5.250%	10/27/2009	9,725	9,799
General Electric Capital Corp.	4.250%	9/13/2010	7,900	7,772
General Electric Capital Corp.	4.875%	10/21/2010	10,700	10,714
General Electric Capital Corp.	6.125%	2/22/2011	20,425	21,052
General Electric Capital Corp.	5.500%	4/28/2011	15,300	15,470
General Electric Capital Corp.	5.875%	2/15/2012	21,540	22,130
General Electric Capital Corp.	4.375%	3/3/2012	11,200	10,876
General Electric Capital Corp.	5.000%	4/10/2012	250	249
General Electric Capital Corp.	4.250%	6/15/2012	8,975	8,643
General Electric Capital Corp.	6.000%	6/15/2012	7,550	7,810
General Electric Capital Corp.	5.450%	1/15/2013	1,020	1,031
General Electric Capital Corp.	5.500%	6/4/2014	14,725	14,749
General Electric Capital Corp.	5.650%	6/9/2014	13,750	13,887
General Electric Capital Corp.	4.875%	3/4/2015	900	868
General Electric Capital Corp.	5.000%	1/8/2016	13,000	12,548
General Electric Capital Corp.	5.375%	10/20/2016	4,450	4,395
General Electric Capital Corp.	5.400%	2/15/2017	24,400	24,101
General Electric Capital Corp.	5.625%	9/15/2017	9,650	9,655
General Electric Capital Corp.	6.750%	3/15/2032	38,585	42,743
General Electric Capital Corp.	6.150%	8/7/2037	11,275	11,538
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,724
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	2,700	2,587
HSBC Finance Corp.	4.125%	12/15/2008	4,900	4,841
HSBC Finance Corp.	4.750%	5/15/2009	19,825	19,696
HSBC Finance Corp.	4.125%	11/16/2009	3,650	3,578
HSBC Finance Corp.	4.625%	9/15/2010	16,600	16,325
HSBC Finance Corp.	5.250%	1/14/2011	21,400	21,304
HSBC Finance Corp.	5.700%	6/1/2011	12,300	12,413
HSBC Finance Corp.	6.375%	10/15/2011	15,900	16,387
HSBC Finance Corp.	7.000%	5/15/2012	10,375	10,989
HSBC Finance Corp.	5.900%	6/19/2012	5,500	5,587
HSBC Finance Corp.	6.375%	11/27/2012	2,590	2,681
HSBC Finance Corp.	4.750%	7/15/2013	1,750	1,667
HSBC Finance Corp.	5.250%	1/15/2014	5,600	5,448
HSBC Finance Corp.	5.250%	4/15/2015	2,525	2,426
HSBC Finance Corp.	5.000%	6/30/2015	14,675	13,846
HSBC Finance Corp.	5.500%	1/19/2016	1,950	1,897
International Lease Finance Corp.	6.375%	3/15/2009	700	711
International Lease Finance Corp.	4.875%	9/1/2010	1,625	1,610
International Lease Finance Corp.	5.125%	11/1/2010	2,850	2,842
International Lease Finance Corp.	5.450%	3/24/2011	3,050	3,074
International Lease Finance Corp.	5.750%	6/15/2011	21,325	21,515
International Lease Finance Corp.	5.400%	2/15/2012	2,250	2,245
International Lease Finance Corp.	5.300%	5/1/2012	2,075	2,064
International Lease Finance Corp.	5.000%	9/15/2012	5,250	5,120
International Lease Finance Corp.	5.625%	9/20/2013	10,500	10,394
International Lease Finance Corp.	5.650%	6/1/2014	7,650	7,533
iStar Financial Inc.	5.800%	3/15/2011	5,000	4,785
iStar Financial Inc.	5.650%	9/15/2011	5,750	5,462
iStar Financial Inc.	5.150%	3/1/2012	5,775	5,374
iStar Financial Inc.	5.950%	10/15/2013	4,550	4,270
iStar Financial Inc.	5.875%	3/15/2016	3,725	3,313
iStar Financial Inc.	5.850%	3/15/2017	600	533
SLM Corp.	4.000%	1/15/2009	1,590	1,533
SLM Corp.	4.500%	7/26/2010	3,175	2,966
SLM Corp.	5.400%	10/25/2011	21,550	20,026
SLM Corp.	5.000%	10/1/2013	500	441
SLM Corp.	5.050%	11/14/2014	2,400	2,065
SLM Corp.	5.625%	8/1/2033	6,200	4,674
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	2,200	2,739
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,700	3,653
AEGON Funding Corp.	5.750%	12/15/2020	1,350	1,312
AEGON NV	4.750%	6/1/2013	2,225	2,126
Aetna, Inc.	7.875%	3/1/2011	1,700	1,833
Aetna, Inc.	5.750%	6/15/2011	1,400	1,419
Aetna, Inc.	6.000%	6/15/2016	8,750	8,809
Aetna, Inc.	6.625%	6/15/2036	5,750	5,849
Allied World Assurance	7.500%	8/1/2016	6,100	6,367
Allstate Corp.	7.200%	12/1/2009	8,740	9,147
Allstate Corp.	5.000%	8/15/2014	2,475	2,364
Allstate Corp.	6.125%	12/15/2032	2,850	2,755
Allstate Corp.	5.350%	6/1/2033	1,120	981
Allstate Corp.	5.550%	5/9/2035	1,625	1,468
2 Allstate Corp.	6.125%	5/15/2037	2,175	2,132
2 Allstate Corp.	6.500%	5/15/2057	2,250	2,167
Allstate Life Global Funding	4.500%	5/29/2009	1,350	1,340
Ambac, Inc.	5.950%	12/5/2035	9,000	7,952
Ambac, Inc.	6.150%	2/15/2037	925	798
American General Capital II	8.500%	7/1/2030	8,590	10,449
American International Group, Inc.	4.700%	10/1/2010	1,450	1,433
American International Group, Inc.	5.375%	10/18/2011	4,200	4,221
American International Group, Inc.	4.950%	3/20/2012	13,725	13,468
American International Group, Inc.	5.050%	10/1/2015	6,250	6,000
American International Group, Inc.	5.600%	10/18/2016	1,875	1,839
American International Group, Inc.	5.450%	5/18/2017	6,725	6,578
American International Group, Inc.	6.250%	5/1/2036	11,075	11,236
American International Group, Inc.	6.250%	3/15/2037	2,750	2,595
Aon Capital Trust	8.205%	1/1/2027	1,200	1,306
Arch Capital Group Ltd.	7.350%	5/1/2034	3,775	3,891
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,285
Assurant, Inc.	5.625%	2/15/2014	1,450	1,404
Assurant, Inc.	6.750%	2/15/2034	4,100	4,129
AXA Financial, Inc.	7.750%	8/1/2010	1,075	1,144
AXA SA	8.600%	12/15/2030	10,550	12,621
Axis Capital Holdings	5.750%	12/1/2014	2,700	2,733
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	2,965	2,921
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	7,900	7,783
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	4,070
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,338
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	539
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	10,400	10,029
2 Chubb Corp.	6.375%	3/29/2037	2,500	2,485
Chubb Corp.	6.000%	5/11/2037	8,150	7,833
CIGNA Corp.	7.875%	5/15/2027	1,300	1,451
CIGNA Corp.	6.150%	11/15/2036	7,100	6,740
Cincinnati Financial Corp.	6.920%	5/15/2028	550	590
Cincinnati Financial Corp.	6.125%	11/1/2034	4,300	4,202
CNA Financial Corp.	6.000%	8/15/2011	3,225	3,266
CNA Financial Corp.	5.850%	12/15/2014	4,225	4,169
CNA Financial Corp.	6.500%	8/15/2016	6,950	7,053
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,729
Coventry Health Care Inc.	6.300%	8/15/2014	4,725	4,723
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2067	2,775	2,608
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	5,094
Fund American Cos., Inc.	5.875%	5/15/2013	1,925	1,906
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,082
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,200	4,507
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	1,917
Genworth Financial, Inc.	4.750%	6/15/2009	1,600	1,591
Genworth Financial, Inc.	5.125%	3/15/2011	1,400	1,395
Genworth Financial, Inc.	5.750%	6/15/2014	1,025	1,026
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	1,153
Genworth Financial, Inc.	6.500%	6/15/2034	3,975	3,905
2 Genworth Financial, Inc.	6.150%	11/15/2066	1,800	1,689
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,675	4,679
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,800	1,729
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	3,250	3,187
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	3,200	3,084
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	3,500	3,297
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	4,075	3,994
Humana Inc.	6.450%	6/1/2016	6,025	6,113
Humana Inc.	6.300%	8/1/2018	250	248
2 ING Capital Funding Trust III	5.775%	12/8/2049	4,775	4,520
ING USA Global	4.500%	10/1/2010	13,000	12,773
John Hancock Financial Services	5.625%	12/1/2008	500	504
Lincoln National Corp.	6.200%	12/15/2011	1,225	1,260
Lincoln National Corp.	5.650%	8/27/2012	3,975	4,002
Lincoln National Corp.	6.150%	4/7/2036	7,250	6,949
2 Lincoln National Corp.	6.050%	4/20/2067	1,600	1,541
Loews Corp.	5.250%	3/15/2016	1,500	1,430
Loews Corp.	6.000%	2/1/2035	650	598
Marsh&McLennan Cos., Inc.	5.150%	9/15/2010	3,075	3,064
Marsh&McLennan Cos., Inc.	6.250%	3/15/2012	6,225	6,385
Marsh&McLennan Cos., Inc.	5.375%	7/15/2014	550	533
Marsh&McLennan Cos., Inc.	5.750%	9/15/2015	9,475	9,316
Marsh&McLennan Cos., Inc.	5.875%	8/1/2033	1,400	1,237
MetLife, Inc.	6.125%	12/1/2011	850	878
MetLife, Inc.	5.375%	12/15/2012	2,450	2,463
MetLife, Inc.	5.000%	11/24/2013	4,900	4,742
MetLife, Inc.	5.500%	6/15/2014	650	646
MetLife, Inc.	5.000%	6/15/2015	2,725	2,599
MetLife, Inc.	6.500%	12/15/2032	3,450	3,518
MetLife, Inc.	6.375%	6/15/2034	2,900	2,912
MetLife, Inc.	5.700%	6/15/2035	975	900
Principal Financial Group, Inc.	6.050%	10/15/2036	3,000	2,885
Principal Life Income Funding	5.125%	3/1/2011	4,675	4,679
Principal Life Income Funding	5.100%	4/15/2014	4,825	4,687
Progressive Corp.	6.375%	1/15/2012	1,950	2,019
Progressive Corp.	6.625%	3/1/2029	5,175	5,346
Progressive Corp.	6.250%	12/1/2032	325	329
2 Progressive Corp.	6.700%	6/15/2037	5,350	5,246
Protective Life Secured Trust	3.700%	11/24/2008	7,025	6,919
Protective Life Secured Trust	4.850%	8/16/2010	2,225	2,199
Prudential Financial, Inc.	5.100%	12/14/2011	450	449
Prudential Financial, Inc.	5.800%	6/15/2012	2,400	2,449
Prudential Financial, Inc.	4.500%	7/15/2013	3,325	3,164
Prudential Financial, Inc.	4.750%	4/1/2014	2,125	2,025
Prudential Financial, Inc.	5.100%	9/20/2014	5,650	5,464
Prudential Financial, Inc.	5.500%	3/15/2016	725	705
Prudential Financial, Inc.	6.100%	6/15/2017	4,225	4,296
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,661
Prudential Financial, Inc.	5.400%	6/13/2035	2,300	2,033
Prudential Financial, Inc.	5.900%	3/17/2036	4,400	4,091
Prudential Financial, Inc.	5.700%	12/14/2036	12,325	11,084
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,700	1,664
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,875	2,937
Torchmark Corp.	6.375%	6/15/2016	4,225	4,308
Travelers Cos. Inc.	5.375%	6/15/2012	300	306
2 Travelers Cos. Inc.	6.250%	3/15/2037	2,375	2,288
Travelers Cos. Inc.	6.250%	6/15/2037	15,700	15,202
Travelers Property Casualty Corp.	6.375%	3/15/2033	475	471
UnitedHealth Group, Inc.	4.125%	8/15/2009	6,775	6,662
UnitedHealth Group, Inc.	5.000%	8/15/2014	4,925	4,710
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,368
4 UnitedHealth Group, Inc.	6.000%	6/15/2017	1,300	1,313
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,500	1,407
4 UnitedHealth Group, Inc.	6.500%	6/15/2037	2,125	2,167
WellPoint Inc.	4.250%	12/15/2009	1,750	1,718
WellPoint Inc.	5.000%	1/15/2011	5,700	5,644
WellPoint Inc.	6.375%	1/15/2012	3,815	3,961
WellPoint Inc.	6.800%	8/1/2012	2,710	2,884
WellPoint Inc.	5.000%	12/15/2014	5,400	5,152
WellPoint Inc.	5.250%	1/15/2016	750	717
WellPoint Inc.	5.875%	6/15/2017	5,200	5,141
WellPoint Inc.	5.950%	12/15/2034	7,250	6,708
WellPoint Inc.	5.850%	1/15/2036	2,050	1,881
WellPoint Inc.	6.375%	6/15/2037	7,450	7,288
Willis North America Inc.	5.125%	7/15/2010	1,100	1,081
Willis North America Inc.	5.625%	7/15/2015	4,550	4,369
Willis North America Inc.	6.200%	3/28/2017	2,500	2,477
XL Capital Ltd.	5.250%	9/15/2014	4,950	4,780
XL Capital Ltd.	6.375%	11/15/2024	575	562
XL Capital Ltd.	6.250%	5/15/2027	10,500	9,932
2 XL Capital Ltd.	6.500%	12/15/2049	5,150	4,607
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	4,275	4,125
Arden Realty LP	5.250%	3/1/2015	1,075	1,040
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,450	2,440
AvalonBay Communities, Inc.	5.750%	9/15/2016	975	949
Boston Properties, Inc.	6.250%	1/15/2013	1,765	1,814
Boston Properties, Inc.	5.625%	4/15/2015	5,250	5,123
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,380
Brandywine Operating Partnership	5.625%	12/15/2010	2,925	2,929
Brandywine Operating Partnership	5.400%	11/1/2014	1,175	1,118
Camden Property Trust	5.700%	5/15/2017	3,700	3,599
Colonial Realty LP	5.500%	10/1/2015	2,675	2,549
Developers Diversified Realty Corp.	5.250%	4/15/2011	500	494
Developers Diversified Realty Corp.	5.375%	10/15/2012	4,675	4,564
Duke Realty LP	5.625%	8/15/2011	2,000	1,992
Duke Realty LP	5.950%	2/15/2017	1,750	1,686
ERP Operating LP	6.625%	3/15/2012	4,295	4,461
ERP Operating LP	5.500%	10/1/2012	3,500	3,442
ERP Operating LP	5.250%	9/15/2014	725	682
ERP Operating LP	5.125%	3/15/2016	3,200	2,961
ERP Operating LP	5.375%	8/1/2016	3,725	3,475
ERP Operating LP	5.750%	6/15/2017	1,375	1,315
Health Care Property Investors, Inc.	6.450%	6/25/2012	725	734
Health Care Property Investors, Inc.	6.300%	9/15/2016	3,200	3,130
Health Care Property Investors, Inc.	6.000%	1/30/2017	2,125	2,033
Health Care Property Investors, Inc.	5.625%	5/1/2017	100	93
Health Care REIT, Inc.	6.000%	11/15/2013	250	249
Health Care REIT, Inc.	6.200%	6/1/2016	6,525	6,280
Hospitality Properties	5.125%	2/15/2015	2,200	2,009
HRPT Properties Trust	6.250%	8/15/2016	1,750	1,712
HRPT Properties Trust	6.250%	6/15/2017	4,375	4,227
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,307
Liberty Property LP	5.125%	3/2/2015	10,350	9,564
Liberty Property LP	5.500%	12/15/2016	2,425	2,254
National Retail Properties	6.875%	10/15/2017	11,275	11,205
ProLogis	5.250%	11/15/2010	2,475	2,467
ProLogis	5.500%	3/1/2013	2,575	2,530
ProLogis	5.625%	11/15/2015	3,525	3,406
ProLogis	5.750%	4/1/2016	3,225	3,145
ProLogis	5.625%	11/15/2016	2,425	2,340
Realy Income Corp.	6.750%	8/15/2019	6,925	6,965
Regency Centers LP	6.750%	1/15/2012	7,225	7,512
Regency Centers LP	5.250%	8/1/2015	2,800	2,607
Simon Property Group Inc.	4.875%	8/15/2010	7,850	7,721
Simon Property Group Inc.	5.600%	9/1/2011	3,250	3,248
Simon Property Group Inc.	5.000%	3/1/2012	3,975	3,871
Simon Property Group Inc.	6.350%	8/28/2012	55	57
Simon Property Group Inc.	5.625%	8/15/2014	150	146
Simon Property Group Inc.	5.750%	12/1/2015	6,025	5,861
Simon Property Group Inc.	5.250%	12/1/2016	16,200	15,169
Simon Property Group Inc.	5.875%	3/1/2017	3,675	3,601
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,250	4,163
Vornado Realty	5.600%	2/15/2011	4,525	4,452
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	2,700	2,694
XTRA Finance Corp.	5.150%	4/1/2017	15,400	15,172

				3,993,965

Industrial (8.5%)
Basic Industry (0.5%)
Alcan, Inc.	6.450%	3/15/2011	700	727
Alcan, Inc.	4.875%	9/15/2012	1,050	1,029
Alcan, Inc.	4.500%	5/15/2013	5,175	4,919
Alcan, Inc.	5.200%	1/15/2014	875	853
Alcan, Inc.	5.000%	6/1/2015	1,050	997
Alcan, Inc.	6.125%	12/15/2033	7,475	7,223
Alcoa, Inc.	6.000%	1/15/2012	300	306
Alcoa, Inc.	5.375%	1/15/2013	3,800	3,741
Alcoa, Inc.	5.720%	2/23/2019	5,773	5,531
Alcoa, Inc.	5.870%	2/23/2022	1,577	1,496
Alcoa, Inc.	5.900%	2/1/2027	2,500	2,341
Aluminum Co. of America	6.750%	1/15/2028	750	772
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,165
BHP Billiton Finance	4.800%	4/15/2013	6,240	6,026
BHP Billiton Finance	5.250%	12/15/2015	5,150	4,997
BHP Finance USA Ltd.	5.125%	3/29/2012	4,300	4,264
BHP Finance USA Ltd.	5.400%	3/29/2017	940	918
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,825	8,461
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,625	2,553
Commercial Metals Co.	6.500%	7/15/2017	2,750	2,842
Dow Chemical Co.	6.125%	2/1/2011	12,500	12,826
Dow Chemical Co.	6.000%	10/1/2012	1,450	1,491
Dow Chemical Co.	7.375%	11/1/2029	4,275	4,715
E.I. du Pont de Nemours&Co.	6.875%	10/15/2009	6,200	6,435
E.I. du Pont de Nemours&Co.	4.125%	4/30/2010	1,525	1,493
E.I. du Pont de Nemours&Co.	4.750%	11/15/2012	1,745	1,705
E.I. du Pont de Nemours&Co.	5.250%	12/15/2016	800	774
E.I. du Pont de Nemours&Co.	6.500%	1/15/2028	2,050	2,099
Eastman Chemical Co.	7.250%	1/15/2024	1,200	1,242
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,741
Falconbridge Ltd.	7.350%	6/5/2012	1,275	1,351
Falconbridge Ltd.	5.375%	6/1/2015	450	432
ICI Wilmington	4.375%	12/1/2008	3,750	3,711
ICI Wilmington	5.625%	12/1/2013	900	908
Inco Ltd.	7.750%	5/15/2012	60	65
Inco Ltd.	5.700%	10/15/2015	4,300	4,198
Inco Ltd.	7.200%	9/15/2032	1,500	1,564
International Paper Co.	4.250%	1/15/2009	2,825	2,791
International Paper Co.	4.000%	4/1/2010	500	482
International Paper Co.	5.850%	10/30/2012	2,005	2,023
International Paper Co.	5.300%	4/1/2015	5,650	5,454
Lubrizol Corp.	5.500%	10/1/2014	9,650	9,309
Lubrizol Corp.	6.500%	10/1/2034	4,985	4,813
MeadWestvaco Corp.	6.850%	4/1/2012	1,515	1,572
Monsanto Co.	7.375%	8/15/2012	1,025	1,107
Newmont Mining	5.875%	4/1/2035	3,125	2,736
Noranda, Inc.	7.250%	7/15/2012	3,750	3,961
Noranda, Inc.	6.000%	10/15/2015	1,450	1,446
Noranda, Inc.	5.500%	6/15/2017	6,650	6,310
Placer Dome, Inc.	6.450%	10/15/2035	2,875	2,860
Plum Creek Timber Co.	5.875%	11/15/2015	4,275	4,169
Potash Corp. of Saskatchewan	7.750%	5/31/2011	10,425	11,223
Potash Corp. of Saskatchewan	4.875%	3/1/2013	2,025	1,959
Potash Corp. of Saskatchewan	5.875%	12/1/2036	975	890
Praxair, Inc.	6.375%	4/1/2012	2,000	2,097
Praxair, Inc.	3.950%	6/1/2013	600	557
Praxair, Inc.	5.200%	3/15/2017	1,400	1,348
Reliance Steel&Aluminum	6.200%	11/15/2016	350	346
Reliance Steel&Aluminum	6.850%	11/15/2036	650	635
Rohm&Haas Co.	5.600%	3/15/2013	150	150
Rohm&Haas Co.	6.000%	9/15/2017	900	901
2 Rohm&Haas Co.	9.800%	4/15/2020	2,579	3,158
Rohm&Haas Co.	7.850%	7/15/2029	2,950	3,313
Southern Copper Corp.	7.500%	7/27/2035	9,050	9,831
Teck Cominco Ltd.	6.125%	10/1/2035	6,525	6,099
Temple Inland Inc.	7.875%	5/1/2012	900	964
US Steel Corp.	6.650%	6/1/2037	275	254
Vale Overseas Ltd.	6.250%	1/11/2016	2,525	2,550
Vale Overseas Ltd.	6.250%	1/23/2017	5,500	5,576
Vale Overseas Ltd.	8.250%	1/17/2034	2,925	3,481
Vale Overseas Ltd.	6.875%	11/21/2036	15,375	15,913
Westvaco Corp.	8.200%	1/15/2030	1,050	1,108
Weyerhaeuser Co.	6.750%	3/15/2012	16,695	17,357
Weyerhaeuser Co.	7.375%	3/15/2032	8,755	8,788
Capital Goods (0.9%)
3M Co.	5.125%	11/6/2009	1,650	1,667
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	2,384	2,495
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,476
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,469
Boeing Capital Corp.	6.500%	2/15/2012	15,175	16,006
Boeing Capital Corp.	5.800%	1/15/2013	2,465	2,522
Boeing Co.	5.125%	2/15/2013	200	199
Boeing Co.	8.750%	8/15/2021	1,450	1,809
Boeing Co.	7.250%	6/15/2025	2,275	2,579
Boeing Co.	8.750%	9/15/2031	975	1,307
Boeing Co.	6.125%	2/15/2033	200	202
Boeing Co.	6.625%	2/15/2038	5,045	5,452
Caterpillar Financial Services Corp.	4.150%	1/15/2010	10,000	9,833
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,625	7,486
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,775	5,489
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	2,943
Caterpillar, Inc.	6.625%	7/15/2028	850	908
Caterpillar, Inc.	7.300%	5/1/2031	700	800
Caterpillar, Inc.	6.050%	8/15/2036	9,775	9,747
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,402
Caterpillar, Inc.	7.375%	3/1/2097	6,150	6,984
CRH America Inc.	5.625%	9/30/2011	4,375	4,351
CRH America Inc.	6.950%	3/15/2012	6,210	6,467
CRH America Inc.	5.300%	10/15/2013	875	841
CRH America Inc.	6.000%	9/30/2016	3,700	3,593
CRH America Inc.	6.400%	10/15/2033	2,670	2,467
Deere&Co.	6.950%	4/25/2014	6,595	7,173
Deere&Co.	8.100%	5/15/2030	3,755	4,653
Deere&Co.	7.125%	3/3/2031	725	825
Embraer Overseas Ltd.	6.375%	1/24/2017	5,775	5,615
Emerson Electric Co.	7.125%	8/15/2010	4,275	4,523
Emerson Electric Co.	4.625%	10/15/2012	5,050	4,928
Emerson Electric Co.	4.500%	5/1/2013	4,900	4,713
General Dynamics Corp.	4.500%	8/15/2010	25	25
General Dynamics Corp.	4.250%	5/15/2013	6,290	5,924
General Electric Co.	5.000%	2/1/2013	34,165	33,915
Hanson PLC	7.875%	9/27/2010	1,425	1,507
Hanson PLC	5.250%	3/15/2013	1,525	1,471
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,589
Honeywell International, Inc.	6.125%	11/1/2011	2,350	2,425
Honeywell International, Inc.	5.625%	8/1/2012	4,200	4,302
Honeywell International, Inc.	5.400%	3/15/2016	2,400	2,383
Honeywell International, Inc.	5.300%	3/15/2017	6,475	6,316
Honeywell International, Inc.	5.700%	3/15/2036	2,775	2,559
John Deere Capital Corp.	4.875%	3/16/2009	11,525	11,515
John Deere Capital Corp.	5.400%	10/17/2011	6,350	6,402
John Deere Capital Corp.	5.350%	1/17/2012	4,400	4,433
John Deere Capital Corp.	7.000%	3/15/2012	14,070	15,068
Joy Global, Inc.	6.000%	11/15/2016	2,175	2,164
Lafarge SA	6.150%	7/15/2011	675	688
Lafarge SA	6.500%	7/15/2016	7,925	8,041
Lafarge SA	7.125%	7/15/2036	14,925	15,530
Lockheed Martin Corp.	7.650%	5/1/2016	5,325	5,968
Lockheed Martin Corp.	7.750%	5/1/2026	600	710
Lockheed Martin Corp.	6.150%	9/1/2036	12,975	13,131
Masco Corp.	5.875%	7/15/2012	1,135	1,132
Masco Corp.	4.800%	6/15/2015	7,650	6,919
Masco Corp.	6.125%	10/3/2016	100	98
Masco Corp.	7.750%	8/1/2029	450	479
Masco Corp.	6.500%	8/15/2032	2,450	2,309
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	4,325	4,587
Minnesota Mining&Manufacturing Corp.	5.700%	3/15/2037	4,050	3,948
Mohawk Industries Inc.	5.750%	1/15/2011	7,275	7,372
Mohawk Industries Inc.	6.125%	1/15/2016	13,975	13,970
Northrop Grumman Corp.	7.125%	2/15/2011	10,850	11,481
Northrop Grumman Corp.	7.750%	3/1/2016	700	795
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,083
Northrop Grumman Corp.	7.750%	2/15/2031	3,365	3,962
Owens Corning, Inc.	6.500%	12/1/2016	1,100	1,064
Owens Corning, Inc.	7.000%	12/1/2036	2,425	2,329
Raytheon Co.	4.850%	1/15/2011	250	250
Raytheon Co.	5.500%	11/15/2012	1,350	1,359
Raytheon Co.	5.375%	4/1/2013	3,665	3,618
Raytheon Co.	6.400%	12/15/2018	500	521
Raytheon Co.	7.200%	8/15/2027	1,150	1,283
Republic Services, Inc.	6.750%	8/15/2011	1,875	1,954
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,550
Textron Financial Corp.	4.600%	5/3/2010	4,200	4,146
Textron, Inc.	6.500%	6/1/2012	8,125	8,469
TRW, Inc.	7.750%	6/1/2029	5,850	6,851
Tyco International Group SA	6.125%	11/1/2008	1,100	1,119
Tyco International Group SA	6.750%	2/15/2011	9,875	10,176
Tyco International Group SA	6.375%	10/15/2011	12,725	13,006
Tyco International Group SA	6.000%	11/15/2013	5,850	5,943
Tyco International Group SA	7.000%	6/15/2028	2,350	2,527
United Technologies Corp.	4.375%	5/1/2010	1,525	1,510
United Technologies Corp.	7.125%	11/15/2010	250	266
United Technologies Corp.	6.350%	3/1/2011	7,650	7,965
United Technologies Corp.	4.875%	5/1/2015	5,975	5,739
United Technologies Corp.	8.875%	11/15/2019	3,150	3,956
United Technologies Corp.	6.700%	8/1/2028	1,642	1,779
United Technologies Corp.	7.500%	9/15/2029	2,800	3,308
United Technologies Corp.	5.400%	5/1/2035	3,450	3,211
United Technologies Corp.	6.050%	6/1/2036	6,050	6,106
Waste Management, Inc.	6.875%	5/15/2009	3,570	3,684
Waste Management, Inc.	7.375%	8/1/2010	875	923
Waste Management, Inc.	5.000%	3/15/2014	500	477
Waste Management, Inc.	7.750%	5/15/2032	525	590
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,430
Communication (2.3%)
America Movil SA de C.V.	4.125%	3/1/2009	5,350	5,283
America Movil SA de C.V.	5.500%	3/1/2014	2,575	2,536
America Movil SA de C.V.	5.750%	1/15/2015	2,625	2,618
America Movil SA de C.V.	6.375%	3/1/2035	10,125	9,872
AT&T Corp.	6.000%	3/15/2009	10,875	10,994
AT&T Corp.	7.300%	11/15/2011	6,575	7,048
AT&T Corp.	8.000%	11/15/2031	23,755	28,690
AT&T Inc.	4.125%	9/15/2009	9,225	9,081
AT&T Inc.	5.300%	11/15/2010	4,550	4,598
AT&T Inc.	6.250%	3/15/2011	14,890	15,341
AT&T Inc.	5.875%	2/1/2012	7,230	7,381
AT&T Inc.	5.875%	8/15/2012	4,995	5,108
AT&T Inc.	5.100%	9/15/2014	11,425	11,081
AT&T Inc.	5.625%	6/15/2016	23,075	22,942
AT&T Inc.	6.450%	6/15/2034	3,900	3,969
AT&T Inc.	6.150%	9/15/2034	2,750	2,728
AT&T Inc.	6.800%	5/15/2036	400	428
AT&T Inc.	6.500%	9/1/2037	11,925	12,308
BellSouth Capital Funding	7.875%	2/15/2030	12,950	15,014
BellSouth Corp.	4.200%	9/15/2009	3,925	3,866
BellSouth Corp.	4.750%	11/15/2012	4,845	4,723
BellSouth Corp.	5.200%	12/15/2016	1,125	1,085
BellSouth Corp.	6.875%	10/15/2031	400	417
BellSouth Corp.	6.550%	6/15/2034	6,800	6,937
BellSouth Corp.	6.000%	11/15/2034	3,835	3,671
BellSouth Telecommunications	6.375%	6/1/2028	8,365	8,397
Belo Corp.	7.250%	9/15/2027	340	318
British Sky Broadcasting Corp.	6.875%	2/23/2009	5,050	5,164
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,675	1,761
British Telecommunications PLC	8.625%	12/15/2010	8,735	9,611
British Telecommunications PLC	9.125%	12/15/2030	13,135	17,505
CBS Corp.	7.700%	7/30/2010	5,375	5,700
CBS Corp.	6.625%	5/15/2011	2,760	2,849
CBS Corp.	5.625%	8/15/2012	3,275	3,261
CBS Corp.	4.625%	5/15/2018	500	435
CBS Corp.	7.875%	7/30/2030	575	619
CBS Corp.	5.500%	5/15/2033	675	550
CenturyTel Enterprises	6.875%	1/15/2028	925	905
CenturyTel, Inc.	7.875%	8/15/2012	2,375	2,607
CenturyTel, Inc.	6.000%	4/1/2017	425	420
Cingular Wireless LLC	6.500%	12/15/2011	2,850	2,974
Cingular Wireless LLC	7.125%	12/15/2031	12,370	13,447
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,365	4,899
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,861	11,266
Comcast Cable Communications, Inc.	6.200%	11/15/2008	4,000	4,042
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,400	1,439
Comcast Cable Communications, Inc.	6.750%	1/30/2011	10,890	11,342
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,825	3,351
Comcast Corp.	5.850%	1/15/2010	1,925	1,956
Comcast Corp.	5.500%	3/15/2011	1,925	1,937
Comcast Corp.	5.300%	1/15/2014	7,825	7,605
Comcast Corp.	6.500%	1/15/2015	5,640	5,814
Comcast Corp.	5.850%	11/15/2015	1,000	996
Comcast Corp.	5.900%	3/15/2016	17,625	17,522
Comcast Corp.	6.300%	11/15/2017	8,975	9,117
Comcast Corp.	5.875%	2/15/2018	18,000	17,720
Comcast Corp.	7.050%	3/15/2033	1,690	1,772
Comcast Corp.	6.500%	11/15/2035	7,475	7,360
Comcast Corp.	6.450%	3/15/2037	4,300	4,232
Comcast Corp.	6.950%	8/15/2037	10,000	10,506
Cox Communications, Inc.	4.625%	1/15/2010	1,300	1,281
Cox Communications, Inc.	6.750%	3/15/2011	20,400	21,141
Cox Communications, Inc.	7.125%	10/1/2012	5,550	5,878
Cox Communications, Inc.	5.450%	12/15/2014	11,825	11,462
Cox Communications, Inc.	5.500%	10/1/2015	725	701
Deutsche Telekom International Finance	8.000%	6/15/2010	24,210	25,927
Deutsche Telekom International Finance	5.250%	7/22/2013	1,025	1,009
Deutsche Telekom International Finance	5.750%	3/23/2016	900	891
Deutsche Telekom International Finance	8.250%	6/15/2030	21,580	26,559
Embarq Corp.	6.738%	6/1/2013	650	680
Embarq Corp.	7.082%	6/1/2016	8,625	8,936
Embarq Corp.	7.995%	6/1/2036	2,875	3,073
France Telecom	7.750%	3/1/2011	10,900	11,773
France Telecom	8.500%	3/1/2031	24,575	31,686
Gannett Co., Inc.	6.375%	4/1/2012	5,025	5,152
Grupo Televisa SA	6.625%	3/18/2025	4,125	4,161
Grupo Televisa SA	8.500%	3/11/2032	750	905
GTE Corp.	8.750%	11/1/2021	3,760	4,580
GTE Corp.	6.940%	4/15/2028	4,620	4,827
IAC/InteractiveCorp	7.000%	1/15/2013	3,850	3,980
Koninklijke KPN NV	8.000%	10/1/2010	715	769
Koninklijke KPN NV	8.375%	10/1/2030	5,615	6,497
New Cingular Wireless Services	7.875%	3/1/2011	23,830	25,745
New Cingular Wireless Services	8.125%	5/1/2012	17,305	19,225
New Cingular Wireless Services	8.750%	3/1/2031	5,030	6,373
New England Telephone&Telegraph Co.	7.875%	11/15/2029	775	860
News America Holdings, Inc.	9.250%	2/1/2013	2,841	3,290
News America Holdings, Inc.	8.000%	10/17/2016	4,425	5,046
News America Holdings, Inc.	7.700%	10/30/2025	900	990
News America Holdings, Inc.	8.150%	10/17/2036	2,625	3,075
News America Holdings, Inc.	7.750%	12/1/2045	1,775	1,982
News America Inc.	5.300%	12/15/2014	5,925	5,793
News America Inc.	7.250%	5/18/2018	150	162
News America Inc.	6.550%	3/15/2033	275	271
News America Inc.	6.200%	12/15/2034	7,825	7,355
News America Inc.	6.400%	12/15/2035	12,585	12,168
Nextel Communications	6.875%	10/31/2013	7,100	7,153
Nextel Communications	5.950%	3/15/2014	5,730	5,473
Nextel Communications	7.375%	8/1/2015	7,845	7,977
Omnicom Group Inc.	5.900%	4/15/2016	925	917
Pacific Bell	7.125%	3/15/2026	1,700	1,790
Qwest Communications International Inc.	7.875%	9/1/2011	5,250	5,526
Qwest Communications International Inc.	8.875%	3/15/2012	5,300	5,790
Qwest Communications International Inc.	7.500%	10/1/2014	3,525	3,670
4 Qwest Communications International Inc.	6.500%	6/1/2017	3,750	3,675
R.R. Donnelley&Sons Co.	3.750%	4/1/2009	2,200	2,156
R.R. Donnelley&Sons Co.	4.950%	5/15/2010	3,400	3,375
R.R. Donnelley&Sons Co.	5.625%	1/15/2012	1,850	1,857
R.R. Donnelley&Sons Co.	4.950%	4/1/2014	1,275	1,199
R.R. Donnelley&Sons Co.	5.500%	5/15/2015	1,585	1,530
R.R. Donnelley&Sons Co.	6.125%	1/15/2017	225	224
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,326
Rogers Cable Inc.	5.500%	3/15/2014	750	719
Rogers Wireless Inc.	6.375%	3/1/2014	6,975	7,027
Sprint Capital Corp.	6.125%	11/15/2008	14,700	14,841
Sprint Capital Corp.	6.375%	5/1/2009	12,275	12,486
Sprint Capital Corp.	7.625%	1/30/2011	7,725	8,191
Sprint Capital Corp.	8.375%	3/15/2012	1,365	1,500
Sprint Capital Corp.	6.900%	5/1/2019	775	781
Sprint Capital Corp.	6.875%	11/15/2028	7,800	7,591
Sprint Capital Corp.	8.750%	3/15/2032	13,725	15,751
Sprint Nextel Corp.	6.000%	12/1/2016	4,475	4,301
TCI Communications, Inc.	8.750%	8/1/2015	16,995	19,559
TCI Communications, Inc.	7.875%	2/15/2026	425	467
Telecom Italia Capital	4.000%	11/15/2008	5,140	5,064
Telecom Italia Capital	4.000%	1/15/2010	4,300	4,196
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,366
Telecom Italia Capital	6.200%	7/18/2011	9,600	9,837
Telecom Italia Capital	5.250%	11/15/2013	3,585	3,497
Telecom Italia Capital	4.950%	9/30/2014	4,000	3,776
Telecom Italia Capital	5.250%	10/1/2015	7,725	7,334
Telecom Italia Capital	6.375%	11/15/2033	4,495	4,241
Telecom Italia Capital	7.200%	7/18/2036	3,285	3,475
Tele-Communications, Inc.	7.875%	8/1/2013	14,425	15,828
Telefonica Emisiones SAU	5.984%	6/20/2011	9,825	10,035
Telefonica Emisiones SAU	5.855%	2/4/2013	1,900	1,929
Telefonica Emisiones SAU	6.421%	6/20/2016	8,550	8,797
Telefonica Emisiones SAU	6.221%	7/3/2017	1,275	1,298
Telefonica Emisiones SAU	7.045%	6/20/2036	11,675	12,511
Telefonica Europe BV	7.750%	9/15/2010	12,775	13,663
Telefonica Europe BV	8.250%	9/15/2030	5,775	6,823
Telefonos de Mexico SA	4.750%	1/27/2010	2,850	2,814
Telefonos de Mexico SA	5.500%	1/27/2015	19,425	18,915
Telus Corp.	8.000%	6/1/2011	9,250	9,996
Thomson Corp.	6.200%	1/5/2012	5,725	5,943
Thomson Corp.	5.500%	8/15/2035	1,150	1,034
4 Time Warner Cable Inc.	6.550%	5/1/2037	3,700	3,624
Time Warner Entertainment	10.150%	5/1/2012	1,075	1,263
Time Warner Entertainment	8.375%	3/15/2023	2,815	3,285
Time Warner Entertainment	8.375%	7/15/2033	8,735	10,216
4 Time Warner, Inc.	5.400%	7/2/2012	7,050	6,983
4 Time Warner, Inc.	5.850%	5/1/2017	23,370	22,753
US Cellular	6.700%	12/15/2033	3,800	3,473
US West Communications Group	7.500%	6/15/2023	4,575	4,523
US West Communications Group	6.875%	9/15/2033	4,475	4,162
Verizon Communications Corp.	5.350%	2/15/2011	7,950	8,018
Verizon Communications Corp.	5.550%	2/15/2016	11,325	11,199
Verizon Communications Corp.	6.250%	4/1/2037	900	907
Verizon Global Funding Corp.	7.250%	12/1/2010	8,050	8,554
Verizon Global Funding Corp.	6.875%	6/15/2012	17,400	18,549
Verizon Global Funding Corp.	7.375%	9/1/2012	7,975	8,679
Verizon Global Funding Corp.	4.375%	6/1/2013	560	532
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	3,342
Verizon Global Funding Corp.	5.850%	9/15/2035	5,725	5,452
Verizon Maryland, Inc.	6.125%	3/1/2012	500	517
Verizon Maryland, Inc.	5.125%	6/15/2033	450	366
Verizon New England, Inc.	6.500%	9/15/2011	4,670	4,844
Verizon New Jersey, Inc.	5.875%	1/17/2012	7,815	7,947
Verizon New York, Inc.	6.875%	4/1/2012	3,350	3,519
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,742
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	11,215
Verizon Virginia, Inc.	4.625%	3/15/2013	6,625	6,308
Vodafone AirTouch PLC	7.750%	2/15/2010	1,955	2,064
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	5,649
Vodafone Group PLC	5.350%	2/27/2012	2,200	2,195
Vodafone Group PLC	5.000%	12/16/2013	575	555
Vodafone Group PLC	5.375%	1/30/2015	5,775	5,620
Vodafone Group PLC	5.000%	9/15/2015	4,700	4,455
Vodafone Group PLC	5.750%	3/15/2016	4,350	4,285
Vodafone Group PLC	5.625%	2/27/2017	9,100	8,851
Vodafone Group PLC	6.250%	11/30/2032	9,225	8,995
Vodafone Group PLC	6.150%	2/27/2037	3,750	3,602
WPP Finance USA Corp.	5.875%	6/15/2014	3,875	3,942
Consumer Cyclical (1.4%)
Brinker International	5.750%	6/1/2014	1,925	1,844
Centex Corp.	4.550%	11/1/2010	700	637
Centex Corp.	7.875%	2/1/2011	290	284
Centex Corp.	5.450%	8/15/2012	2,100	1,877
Centex Corp.	5.125%	10/1/2013	3,690	3,196
Centex Corp.	6.500%	5/1/2016	2,875	2,598
Costco Wholesale Corp.	5.300%	3/15/2012	3,625	3,657
Costco Wholesale Corp.	5.500%	3/15/2017	11,200	10,951
CVS Caremark Corp.	4.000%	9/15/2009	1,075	1,052
CVS Caremark Corp.	5.750%	8/15/2011	2,275	2,307
2 CVS Caremark Corp.	6.302%	6/1/2037	5,325	5,167
CVS Corp.	4.875%	9/15/2014	2,750	2,596
CVS Corp.	5.750%	6/1/2017	1,950	1,908
CVS Corp.	6.250%	6/1/2027	20,475	19,907
D.R. Horton, Inc.	4.875%	1/15/2010	2,775	2,583
D.R. Horton, Inc.	6.000%	4/15/2011	6,575	6,067
D.R. Horton, Inc.	5.375%	6/15/2012	500	435
D.R. Horton, Inc.	5.250%	2/15/2015	5,050	4,098
D.R. Horton, Inc.	5.625%	1/15/2016	250	205
D.R. Horton, Inc.	6.500%	4/15/2016	6,000	5,223
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	78
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,680
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	25,225	25,562
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	15,250	15,391
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	20,970	22,363
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	7,100	7,377
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	9,005	11,123
Federated Department Stores, Inc.	6.300%	4/1/2009	4,743	4,801
Federated Department Stores, Inc.	6.625%	4/1/2011	3,225	3,316
Federated Department Stores, Inc.	6.900%	4/1/2029	2,175	2,010
Federated Retail Holding	5.350%	3/15/2012	2,550	2,500
Federated Retail Holding	5.900%	12/1/2016	3,200	3,063
Federated Retail Holding	6.375%	3/15/2037	2,750	2,540
Home Depot Inc.	3.750%	9/15/2009	6,150	5,964
Home Depot Inc.	4.625%	8/15/2010	6,150	6,001
Home Depot Inc.	5.200%	3/1/2011	1,675	1,648
Home Depot Inc.	5.250%	12/16/2013	4,475	4,279
Home Depot Inc.	5.400%	3/1/2016	3,950	3,701
Home Depot Inc.	5.875%	12/16/2036	9,325	7,934
ITT Corp.	7.375%	11/15/2015	11,250	11,641
J.C. Penney Co., Inc.	8.000%	3/1/2010	6,625	7,032
J.C. Penney Co., Inc.	7.950%	4/1/2017	4,950	5,387
J.C. Penney Co., Inc.	5.750%	2/15/2018	325	314
J.C. Penney Co., Inc.	6.375%	10/15/2036	7,850	7,234
J.C. Penney Co., Inc.	7.400%	4/1/2037	3,275	3,484
Johnson Controls, Inc.	5.250%	1/15/2011	3,475	3,479
Johnson Controls, Inc.	6.000%	1/15/2036	325	313
Kohl's Corp.	6.250%	12/15/2017	2,775	2,772
Kohl's Corp.	6.000%	1/15/2033	825	747
Kohl's Corp.	6.875%	12/15/2037	2,450	2,457
Lennar Corp.	5.125%	10/1/2010	1,050	968
Lennar Corp.	5.950%	10/17/2011	10,350	9,493
Lennar Corp.	5.950%	3/1/2013	610	544
Lennar Corp.	5.600%	5/31/2015	8,950	7,586
Limited Brands Inc.	7.600%	7/15/2037	250	251
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,076
Lowe's Cos., Inc.	5.600%	9/15/2012	3,500	3,532
Lowe's Cos., Inc.	5.000%	10/15/2015	3,800	3,577
Lowe's Cos., Inc.	5.400%	10/15/2016	8,850	8,550
Lowe's Cos., Inc.	6.100%	9/15/2017	2,675	2,697
Lowe's Cos., Inc.	6.875%	2/15/2028	460	479
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	4,720
Lowe's Cos., Inc.	5.500%	10/15/2035	200	176
Lowe's Cos., Inc.	5.800%	10/15/2036	6,100	5,567
Lowe's Cos., Inc.	6.650%	9/15/2037	1,725	1,761
Macy's Retail Holdings Inc.	6.790%	7/15/2027	2,805	2,537
Macy's Retail Holdings Inc.	7.000%	2/15/2028	1,625	1,520
Marriott International	4.625%	6/15/2012	3,925	3,780
Marriott International	6.200%	6/15/2016	1,650	1,649
Marriott International	6.375%	6/15/2017	2,000	2,009
May Department Stores Co.	5.750%	7/15/2014	4,325	4,177
May Department Stores Co.	6.650%	7/15/2024	2,600	2,426
May Department Stores Co.	6.700%	7/15/2034	4,700	4,267
McDonald's Corp.	6.000%	4/15/2011	3,385	3,461
McDonald's Corp.	5.300%	3/15/2017	1,000	971
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,386
Pulte Homes, Inc.	4.875%	7/15/2009	2,375	2,210
Pulte Homes, Inc.	6.250%	2/15/2013	950	841
Pulte Homes, Inc.	5.250%	1/15/2014	1,650	1,366
Pulte Homes, Inc.	5.200%	2/15/2015	1,000	819
Pulte Homes, Inc.	7.875%	6/15/2032	2,200	1,977
Pulte Homes, Inc.	6.000%	2/15/2035	1,350	941
Starwood Hotel Resorts	7.875%	5/1/2012	3,875	4,137
Starwood Hotel Resorts	6.250%	2/15/2013	4,300	4,289
Target Corp.	7.500%	8/15/2010	1,700	1,809
Target Corp.	6.350%	1/15/2011	2,645	2,738
Target Corp.	4.000%	6/15/2013	475	440
Target Corp.	5.875%	7/15/2016	23,050	23,136
Target Corp.	7.000%	7/15/2031	3,035	3,271
Target Corp.	6.350%	11/1/2032	7,425	7,396
The Walt Disney Co.	5.700%	7/15/2011	17,375	17,700
The Walt Disney Co.	6.375%	3/1/2012	1,250	1,311
The Walt Disney Co.	5.625%	9/15/2016	5,100	5,091
The Walt Disney Co.	6.000%	7/17/2017	6,325	6,490
Time Warner, Inc.	6.750%	4/15/2011	4,400	4,572
Time Warner, Inc.	5.500%	11/15/2011	6,825	6,805
Time Warner, Inc.	6.875%	5/1/2012	13,325	13,987
Time Warner, Inc.	9.125%	1/15/2013	825	946
Time Warner, Inc.	5.875%	11/15/2016	11,375	11,105
Time Warner, Inc.	9.150%	2/1/2023	11,825	14,404
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,625
Time Warner, Inc.	6.625%	5/15/2029	10,900	10,768
Time Warner, Inc.	7.625%	4/15/2031	14,175	15,448
Time Warner, Inc.	7.700%	5/1/2032	4,745	5,251
Time Warner, Inc.	6.500%	11/15/2036	6,600	6,398
Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,379
Toyota Motor Credit Corp.	4.250%	3/15/2010	16,875	16,740
Toyota Motor Credit Corp.	4.350%	12/15/2010	5,475	5,493
Toyota Motor Credit Corp.	5.450%	5/18/2011	3,675	3,755
Viacom Inc.	5.750%	4/30/2011	2,175	2,186
Viacom Inc.	6.250%	4/30/2016	7,275	7,290
Viacom Inc.	6.875%	4/30/2036	6,750	6,745
Wal-Mart Stores, Inc.	3.375%	10/1/2008	13,725	13,524
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,395	13,897
Wal-Mart Stores, Inc.	4.000%	1/15/2010	10,950	10,765
Wal-Mart Stores, Inc.	4.125%	7/1/2010	12,100	11,901
Wal-Mart Stores, Inc.	4.125%	2/15/2011	15,025	14,609
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,700	1,651
Wal-Mart Stores, Inc.	7.250%	6/1/2013	800	860
Wal-Mart Stores, Inc.	4.500%	7/1/2015	1,050	976
Wal-Mart Stores, Inc.	5.375%	4/5/2017	4,675	4,589
Wal-Mart Stores, Inc.	5.875%	4/5/2027	10,250	9,988
Wal-Mart Stores, Inc.	7.550%	2/15/2030	14,420	16,678
Wal-Mart Stores, Inc.	5.250%	9/1/2035	2,900	2,539
Wal-Mart Stores, Inc.	6.500%	8/15/2037	6,500	6,735
Western Union Co.	5.400%	11/17/2011	4,925	4,913
Western Union Co.	5.930%	10/1/2016	5,750	5,652
Western Union Co.	6.200%	11/17/2036	3,375	3,247
Yum! Brands, Inc.	8.875%	4/15/2011	4,350	4,797
Yum! Brands, Inc.	7.700%	7/1/2012	2,175	2,355
Yum! Brands, Inc.	6.250%	4/15/2016	4,525	4,522
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	7,725	7,584
Abbott Laboratories	3.750%	3/15/2011	2,975	2,857
Abbott Laboratories	5.600%	5/15/2011	10,000	10,167
Abbott Laboratories	4.350%	3/15/2014	925	862
Abbott Laboratories	5.875%	5/15/2016	11,125	11,317
Allergan Inc.	5.750%	4/1/2016	1,375	1,371
Altria Group, Inc.	5.625%	11/4/2008	5,375	5,392
Altria Group, Inc.	7.000%	11/4/2013	1,225	1,334
AmerisourceBergen Corp.	5.625%	9/15/2012	1,025	1,017
AmerisourceBergen Corp.	5.875%	9/15/2015	7,300	7,167
Amgen Inc.	4.000%	11/18/2009	6,800	6,671
Amgen Inc.	4.850%	11/18/2014	5,975	5,628
4 Amgen Inc.	5.850%	6/1/2017	6,700	6,613
4 Amgen Inc.	6.375%	6/1/2037	4,500	4,374
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,539
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,493
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	2,250	2,221
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,600	2,810
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	5,475	5,238
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	4,225	4,391
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,681
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,450	2,735
Archer-Daniels-Midland Co.	5.935%	10/1/2032	4,725	4,631
Archer-Daniels-Midland Co.	5.375%	9/15/2035	7,775	7,159
AstraZeneca PLC	5.400%	9/15/2012	16,350	16,514
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,725
AstraZeneca PLC	5.900%	9/15/2017	16,100	16,416
AstraZeneca PLC	6.450%	9/15/2037	20,925	21,776
Baxter Finco, BV	4.750%	10/15/2010	6,875	6,848
Baxter International, Inc.	5.900%	9/1/2016	2,575	2,595
Bottling Group LLC	4.625%	11/15/2012	15,510	15,210
Bottling Group LLC	5.000%	11/15/2013	2,525	2,462
Bottling Group LLC	5.500%	4/1/2016	5,900	5,869
Bristol-Myers Squibb Co.	7.150%	6/15/2023	750	825
Bristol-Myers Squibb Co.	5.875%	11/15/2036	18,400	17,619
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,156
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	1,325	1,311
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,950	1,816
C.R. Bard, Inc.	6.700%	12/1/2026	6,300	6,339
Campbell Soup Co.	6.750%	2/15/2011	6,600	6,896
4 Cardinal Health, Inc.	5.650%	6/15/2012	900	903
Cardinal Health, Inc.	4.000%	6/15/2015	650	576
4 Cardinal Health, Inc.	6.300%	10/15/2016	2,150	2,131
Cardinal Health, Inc.	5.850%	12/15/2017	1,050	1,042
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	4,055	4,780
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,675	4,212
Clorox Co.	4.200%	1/15/2010	10,600	10,352
Clorox Co.	5.000%	1/15/2015	2,675	2,549
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,925	1,939
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	5,100	5,054
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	335
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	4,400	4,546
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,675	4,546
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,850
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	1,450	1,589
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	2,395	2,611
Coca-Cola HBC Finance	5.125%	9/17/2013	670	652
ConAgra Foods, Inc.	7.875%	9/15/2010	5,950	6,372
ConAgra Foods, Inc.	6.750%	9/15/2011	895	935
ConAgra Foods, Inc.	5.819%	6/15/2017	1,176	1,159
ConAgra Foods, Inc.	9.750%	3/1/2021	129	166
ConAgra Foods, Inc.	7.125%	10/1/2026	1,000	1,055
ConAgra Foods, Inc.	7.000%	10/1/2028	875	917
ConAgra Foods, Inc.	8.250%	9/15/2030	1,420	1,678
Coors Brewing Co.	6.375%	5/15/2012	74	78
Diageo Capital PLC	7.250%	11/1/2009	450	471
Diageo Capital PLC	4.375%	5/3/2010	1,500	1,473
Diageo Capital PLC	5.500%	9/30/2016	1,700	1,644
Diageo Capital PLC	5.875%	9/30/2036	475	452
Diageo Finance BV	5.300%	10/28/2015	7,975	7,731
Eli Lilly&Co.	6.000%	3/15/2012	4,450	4,626
Eli Lilly&Co.	5.200%	3/15/2017	11,900	11,572
Eli Lilly&Co.	5.500%	3/15/2027	6,725	6,356
Eli Lilly&Co.	5.550%	3/15/2037	200	187
Estee Lauder Ace Trust I	6.000%	5/15/2037	925	893
Fortune Brands Inc.	5.125%	1/15/2011	3,225	3,185
Fortune Brands Inc.	5.375%	1/15/2016	4,925	4,671
Fortune Brands Inc.	5.875%	1/15/2036	3,625	3,272
Genentech Inc.	4.400%	7/15/2010	1,350	1,336
Genentech Inc.	4.750%	7/15/2015	1,225	1,158
Genentech Inc.	5.250%	7/15/2035	3,550	3,196
General Mills, Inc.	6.000%	2/15/2012	11,507	11,759
General Mills, Inc.	5.650%	9/10/2012	2,000	2,017
General Mills, Inc.	5.700%	2/15/2017	6,125	6,047
Gillette Co.	3.800%	9/15/2009	1,400	1,374
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,750	3,517
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	4,450	4,039
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	563
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,075	1,170
H.J. Heinz Co.	6.625%	7/15/2011	7,200	7,499
H.J. Heinz Co.	6.375%	7/15/2028	475	463
H.J. Heinz Co.	6.750%	3/15/2032	3,850	3,886
Hasbro Inc.	6.300%	9/15/2017	7,025	7,010
Hershey Foods Corp.	5.300%	9/1/2011	2,500	2,502
Hershey Foods Corp.	5.450%	9/1/2016	1,550	1,504
Hospira, Inc.	4.950%	6/15/2009	1,075	1,069
Hospira, Inc.	5.900%	6/15/2014	1,925	1,909
Hospira, Inc.	6.050%	3/30/2017	250	246
Imperial Tobacco	7.125%	4/1/2009	1,000	1,032
^ Johnson&Johnson	5.150%	8/15/2012	10,250	10,436
Johnson&Johnson	3.800%	5/15/2013	3,940	3,698
Johnson&Johnson	5.550%	8/15/2017	1,375	1,399
Johnson&Johnson	6.950%	9/1/2029	1,625	1,846
Johnson&Johnson	4.950%	5/15/2033	1,850	1,632
Johnson&Johnson	5.950%	8/15/2037	6,025	6,143
Kellogg Co.	6.600%	4/1/2011	14,925	15,499
Kellogg Co.	7.450%	4/1/2031	7,065	8,072
Kimberly-Clark Corp.	5.625%	2/15/2012	5,650	5,765
Kimberly-Clark Corp.	4.875%	8/15/2015	6,250	5,976
Kimberly-Clark Corp.	6.125%	8/1/2017	5,000	5,166
Kimberly-Clark Corp.	6.250%	7/15/2018	175	179
Kimberly-Clark Corp.	6.625%	8/1/2037	600	639
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,289
Kraft Foods, Inc.	5.625%	11/1/2011	17,525	17,662
Kraft Foods, Inc.	6.250%	6/1/2012	5,540	5,727
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	8/11/2017	7,075	7,325
Kraft Foods, Inc.	6.500%	11/1/2031	9,575	9,380
Kraft Foods, Inc.	7.000%	8/11/2037	3,700	3,876
Kroger Co.	7.250%	6/1/2009	4,225	4,363
Kroger Co.	6.800%	4/1/2011	2,600	2,720
Kroger Co.	6.750%	4/15/2012	7,100	7,473
Kroger Co.	6.200%	6/15/2012	3,500	3,605
Kroger Co.	5.500%	2/1/2013	1,725	1,723
Kroger Co.	4.950%	1/15/2015	3,675	3,450
Kroger Co.	6.400%	8/15/2017	1,350	1,376
Kroger Co.	6.800%	12/15/2018	4,025	4,175
Kroger Co.	7.700%	6/1/2029	9,200	9,878
Kroger Co.	8.000%	9/15/2029	1,250	1,374
Kroger Co.	7.500%	4/1/2031	3,020	3,307
Laboratory Corp. of America	5.500%	2/1/2013	340	325
Laboratory Corp. of America	5.625%	12/15/2015	2,975	2,861
McKesson Corp.	7.750%	2/1/2012	750	811
Mckesson Corp.	5.250%	3/1/2013	10,500	10,379
Medtronic Inc.	4.375%	9/15/2010	2,775	2,721
Medtronic Inc.	4.750%	9/15/2015	5,375	5,059
Merck&Co.	4.375%	2/15/2013	2,450	2,339
Merck&Co.	4.750%	3/1/2015	7,375	7,051
Merck&Co.	6.400%	3/1/2028	4,605	4,683
Merck&Co.	5.950%	12/1/2028	2,675	2,596
Merck&Co.	5.750%	11/15/2036	500	468
Molson Coors Capital Finance	4.850%	9/22/2010	1,975	1,963
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,106
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,423
PepsiAmericas Inc.	5.750%	7/31/2012	3,225	3,291
PepsiAmericas Inc.	4.875%	1/15/2015	375	354
PepsiAmericas Inc.	5.000%	5/15/2017	4,600	4,335
Pepsico, Inc.	5.150%	5/15/2012	5,500	5,572
Pfizer, Inc.	4.500%	2/15/2014	9,350	8,960
Pharmacia Corp.	6.600%	12/1/2028	1,500	1,631
Philip Morris Cos., Inc.	7.750%	1/15/2027	3,645	4,482
Procter&Gamble Co.	6.875%	9/15/2009	11,100	11,561
Procter&Gamble Co.	4.950%	8/15/2014	1,600	1,574
Procter&Gamble Co.	6.450%	1/15/2026	3,675	3,907
Procter&Gamble Co.	5.800%	8/15/2034	3,375	3,343
Procter&Gamble Co.	5.550%	3/5/2037	13,500	12,896
2 Procter&Gamble Co. ESOP	9.360%	1/1/2021	14,060	17,468
Quest Diagnostic, Inc.	5.450%	11/1/2015	8,175	7,835
Quest Diagnostic, Inc.	6.400%	7/1/2017	675	684
Quest Diagnostic, Inc.	6.950%	7/1/2037	3,300	3,414
Reynolds American Inc.	6.500%	7/15/2010	2,525	2,607
Reynolds American Inc.	7.250%	6/1/2012	2,525	2,676
Reynolds American Inc.	7.250%	6/1/2013	4,750	5,017
Reynolds American Inc.	6.750%	6/15/2017	5,800	5,945
Reynolds American Inc.	7.250%	6/15/2037	4,700	4,911
Safeway, Inc.	4.950%	8/16/2010	3,775	3,760
Safeway, Inc.	6.500%	3/1/2011	4,200	4,329
Safeway, Inc.	5.800%	8/15/2012	3,500	3,549
Safeway, Inc.	6.350%	8/15/2017	800	816
Safeway, Inc.	7.250%	2/1/2031	5,600	5,973
Schering-Plough Corp.	5.550%	12/1/2013	8,450	8,393
Schering-Plough Corp.	6.000%	9/15/2017	900	903
Schering-Plough Corp.	6.750%	12/1/2033	9,075	9,569
Schering-Plough Corp.	6.550%	9/15/2037	1,025	1,049
Sysco Corp.	5.375%	9/21/2035	4,725	4,198
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	11,475	10,870
Unilever Capital Corp.	7.125%	11/1/2010	10,950	11,619
Unilever Capital Corp.	5.900%	11/15/2032	3,725	3,648
UST, Inc.	6.625%	7/15/2012	800	844
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	5,725	5,613
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,550	5,278
Wyeth	6.950%	3/15/2011	2,450	2,585
Wyeth	5.500%	3/15/2013	10,300	10,480
Wyeth	5.500%	2/1/2014	7,425	7,386
Wyeth	5.500%	2/15/2016	400	395
Wyeth	5.450%	4/1/2017	3,175	3,088
Wyeth	6.450%	2/1/2024	1,850	1,878
Wyeth	6.500%	2/1/2034	1,975	2,022
Wyeth	6.000%	2/15/2036	6,125	5,890
Wyeth	5.950%	4/1/2037	21,750	20,958
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	1,060
Amerada Hess Corp.	6.650%	8/15/2011	7,450	7,779
Amerada Hess Corp.	7.875%	10/1/2029	6,775	7,778
Amerada Hess Corp.	7.125%	3/15/2033	6,475	6,983
Anadarko Finance Co.	6.750%	5/1/2011	3,550	3,689
Anadarko Petroleum Corp.	5.950%	9/15/2016	10,325	10,234
Anadarko Petroleum Corp.	6.450%	9/15/2036	15,825	15,720
Apache Corp.	6.250%	4/15/2012	2,325	2,409
Apache Corp.	5.250%	4/15/2013	675	675
Apache Corp.	5.625%	1/15/2017	1,050	1,037
Apache Corp.	6.000%	1/15/2037	6,500	6,367
Apache Finance Canada	7.750%	12/15/2029	1,350	1,589
Atlantic Richfield Co.	5.900%	4/15/2009	3,484	3,545
Baker Hughes, Inc.	6.250%	1/15/2009	500	507
Baker Hughes, Inc.	6.875%	1/15/2029	825	891
Burlington Resources, Inc.	6.680%	2/15/2011	4,300	4,521
Burlington Resources, Inc.	6.500%	12/1/2011	2,975	3,103
Burlington Resources, Inc.	7.200%	8/15/2031	850	964
Burlington Resources, Inc.	7.400%	12/1/2031	5,525	6,371
Canadian Natural Resources	5.450%	10/1/2012	1,275	1,277
Canadian Natural Resources	4.900%	12/1/2014	5,575	5,294
Canadian Natural Resources	6.000%	8/15/2016	5,375	5,346
Canadian Natural Resources	5.700%	5/15/2017	5,625	5,479
Canadian Natural Resources	7.200%	1/15/2032	5,375	5,694
Canadian Natural Resources	6.450%	6/30/2033	5,065	5,039
Canadian Natural Resources	6.500%	2/15/2037	9,175	9,078
Canadian Natural Resources	6.250%	3/15/2038	6,625	6,405
Conoco Funding Co.	6.350%	10/15/2011	18,385	19,194
Conoco Funding Co.	7.250%	10/15/2031	350	394
ConocoPhillips	5.900%	10/15/2032	1,950	1,893
ConocoPhillips Canada	5.300%	4/15/2012	5,025	5,044
ConocoPhillips Canada	5.625%	10/15/2016	19,975	19,969
ConocoPhillips Canada	5.950%	10/15/2036	3,475	3,381
Devon Financing Corp.	6.875%	9/30/2011	10,735	11,325
Devon Financing Corp.	7.875%	9/30/2031	3,725	4,388
Diamond Offshore Drilling	4.875%	7/1/2015	775	723
Encana Corp.	4.600%	8/15/2009	1,225	1,220
Encana Corp.	6.500%	8/15/2034	9,025	9,173
Encana Corp.	6.625%	8/15/2037	3,550	3,612
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,100	2,107
EOG Resources Inc.	5.875%	9/15/2017	9,250	9,275
Halliburton Co.	5.500%	10/15/2010	4,100	4,149
Husky Energy Inc.	6.250%	6/15/2012	2,875	2,948
Husky Energy Inc.	6.150%	6/15/2019	1,000	989
Kerr McGee Corp.	6.875%	9/15/2011	6,850	7,168
Kerr McGee Corp.	6.950%	7/1/2024	11,250	11,392
Kerr McGee Corp.	7.875%	9/15/2031	1,700	1,932
Lasmo Inc.	7.300%	11/15/2027	400	469
Marathon Oil Corp.	6.125%	3/15/2012	9,470	9,754
Marathon Oil Corp.	6.000%	7/1/2012	3,400	3,413
Marathon Oil Corp.	6.000%	10/1/2017	4,675	4,700
Marathon Oil Corp.	6.800%	3/15/2032	2,925	3,083
Marathon Oil Corp.	6.600%	10/1/2037	1,350	1,386
Nexen, Inc.	5.050%	11/20/2013	3,700	3,599
Nexen, Inc.	5.650%	5/15/2017	2,325	2,251
Nexen, Inc.	7.875%	3/15/2032	1,100	1,285
Nexen, Inc.	5.875%	3/10/2035	400	367
Nexen, Inc.	6.400%	5/15/2037	12,975	12,604
Noble Energy Inc.	8.000%	4/1/2027	175	200
Norsk Hydro	6.360%	1/15/2009	2,725	2,777
Norsk Hydro	7.250%	9/23/2027	6,325	7,229
Norsk Hydro	7.150%	1/15/2029	3,475	3,933
Occidental Petroleum	6.750%	1/15/2012	6,725	7,123
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	7,700
Petro-Canada	4.000%	7/15/2013	1,675	1,543
Petro-Canada	7.875%	6/15/2026	1,675	1,924
Petro-Canada	7.000%	11/15/2028	1,375	1,463
Petro-Canada	5.350%	7/15/2033	5,975	5,160
Petro-Canada	5.950%	5/15/2035	8,475	7,993
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,600	1,528
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,368
Questar Market Resources	6.050%	9/1/2016	3,575	3,585
Shell International Finance	5.625%	6/27/2011	1,550	1,596
Shell International Finance	4.950%	3/22/2012	3,450	3,452
Shell International Finance	5.200%	3/22/2017	3,525	3,443
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	1,903
Suncor Energy, Inc.	5.950%	12/1/2034	150	146
Suncor Energy, Inc.	6.500%	6/15/2038	6,550	6,690
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,601
Sunoco, Inc.	5.750%	1/15/2017	2,300	2,253
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,341
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,108
Talisman Energy, Inc.	5.850%	2/1/2037	6,100	5,516
Tosco Corp.	8.125%	2/15/2030	18,775	22,722
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	2,650	2,939
Valero Energy Corp.	6.875%	4/15/2012	18,325	19,393
Valero Energy Corp.	4.750%	6/15/2013	340	324
Valero Energy Corp.	6.125%	6/15/2017	2,000	2,009
Valero Energy Corp.	7.500%	4/15/2032	5,265	5,809
Valero Energy Corp.	6.625%	6/15/2037	5,350	5,422
4 Weatherford International Inc.	5.950%	6/15/2012	750	766
4 Weatherford International Inc.	6.350%	6/15/2017	5,350	5,435
Weatherford International Inc.	6.500%	8/1/2036	11,125	10,966
4 Weatherford International Inc.	6.800%	6/15/2037	1,875	1,966
XTO Energy, Inc.	5.900%	8/1/2012	2,775	2,829
XTO Energy, Inc.	6.250%	4/15/2013	4,800	4,986
XTO Energy, Inc.	4.900%	2/1/2014	525	499
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,636
XTO Energy, Inc.	5.300%	6/30/2015	1,475	1,418
XTO Energy, Inc.	6.250%	8/1/2017	10,450	10,587
XTO Energy, Inc.	6.100%	4/1/2036	1,300	1,244
XTO Energy, Inc.	6.750%	8/1/2037	5,125	5,319
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	22,200	22,399
Cisco Systems Inc.	5.500%	2/22/2016	18,250	18,130
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,820
Corning Inc.	7.250%	8/15/2036	400	423
Electronic Data Systems	7.125%	10/15/2009	575	586
Electronic Data Systems	6.500%	8/1/2013	4,650	4,675
Equifax Inc.	6.300%	7/1/2017	1,300	1,311
Equifax Inc.	7.000%	7/1/2037	1,900	1,904
Harris Corp.	5.000%	10/1/2015	4,400	4,098
Hewlett-Packard Co.	5.250%	3/1/2012	1,100	1,107
Hewlett-Packard Co.	6.500%	7/1/2012	1,835	1,940
Hewlett-Packard Co.	5.400%	3/1/2017	2,025	1,999
International Business Machines Corp.	5.375%	2/1/2009	3,975	4,001
International Business Machines Corp.	4.950%	3/22/2011	5,800	5,809
International Business Machines Corp.	4.750%	11/29/2012	335	330
International Business Machines Corp.	7.500%	6/15/2013	3,575	3,963
International Business Machines Corp.	5.700%	9/14/2017	12,500	12,586
International Business Machines Corp.	7.000%	10/30/2025	720	796
International Business Machines Corp.	6.220%	8/1/2027	6,250	6,306
International Business Machines Corp.	6.500%	1/15/2028	700	729
International Business Machines Corp.	5.875%	11/29/2032	500	494
International Business Machines Corp.	7.125%	12/1/2096	6,735	7,379
Intuit Inc.	5.400%	3/15/2012	2,475	2,454
Intuit Inc.	5.750%	3/15/2017	2,925	2,796
Motorola, Inc.	7.625%	11/15/2010	619	657
Motorola, Inc.	8.000%	11/1/2011	725	789
Motorola, Inc.	7.500%	5/15/2025	1,000	1,040
Motorola, Inc.	6.500%	9/1/2025	1,550	1,490
Motorola, Inc.	6.500%	11/15/2028	500	476
National Semiconductor	6.150%	6/15/2012	750	758
National Semiconductor	6.600%	6/15/2017	7,400	7,543
Oracle Corp.	5.000%	1/15/2011	6,950	6,948
Oracle Corp.	5.250%	1/15/2016	9,850	9,618
Pitney Bowes, Inc.	4.625%	10/1/2012	8,000	7,849
Pitney Bowes, Inc.	4.875%	8/15/2014	350	335
Pitney Bowes, Inc.	5.000%	3/15/2015	650	618
Pitney Bowes, Inc.	4.750%	1/15/2016	14,125	13,116
Pitney Bowes, Inc.	5.750%	9/15/2017	850	851
Pitney Bowes, Inc.	5.250%	1/15/2037	550	518
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,312
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,477
Xerox Corp.	9.750%	1/15/2009	2,725	2,864
Xerox Corp.	7.125%	6/15/2010	4,000	4,168
Xerox Corp.	6.875%	8/15/2011	2,425	2,515
Xerox Corp.	5.500%	5/15/2012	2,550	2,532
Xerox Corp.	7.625%	6/15/2013	2,400	2,496
Xerox Corp.	6.400%	3/15/2016	5,125	5,192
Xerox Corp.	6.750%	2/1/2017	3,700	3,877
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	2,393	2,372
American Airlines, Inc.	7.024%	10/15/2009	8,250	8,363
American Airlines, Inc.	7.858%	10/1/2011	1,675	1,765
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	500	530
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	3,891
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	3,375	3,443
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	2,925	2,864
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	6,744
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	7,275	7,074
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	5,400	5,249
Canadian National Railway Co.	6.375%	10/15/2011	1,075	1,120
Canadian National Railway Co.	4.400%	3/15/2013	1,175	1,111
Canadian National Railway Co.	5.800%	6/1/2016	950	951
Canadian National Railway Co.	5.850%	11/15/2017	1,425	1,429
Canadian National Railway Co.	6.800%	7/15/2018	10,750	11,621
Canadian National Railway Co.	6.900%	7/15/2028	700	741
Canadian National Railway Co.	6.250%	8/1/2034	1,525	1,503
Canadian National Railway Co.	6.200%	6/1/2036	3,025	3,045
Canadian National Railway Co.	6.375%	11/15/2037	400	406
Canadian Pacific Rail	6.250%	10/15/2011	10,950	11,275
Canadian Pacific Rail	7.125%	10/15/2031	550	570
Canadian Pacific Rail	5.950%	5/15/2037	1,200	1,106
CNF, Inc.	6.700%	5/1/2034	3,600	3,316
Continental Airlines, Inc.	6.563%	2/15/2012	2,450	2,536
2 Continental Airlines, Inc.	6.648%	9/15/2017	9,579	9,579
2 Continental Airlines, Inc.	6.900%	1/2/2018	3,766	3,841
2 Continental Airlines, Inc.	6.545%	2/2/2019	538	541
2 Continental Airlines, Inc.	5.983%	4/19/2022	750	727
CSX Corp.	6.750%	3/15/2011	2,450	2,549
CSX Corp.	6.300%	3/15/2012	1,775	1,814
CSX Corp.	5.750%	3/15/2013	125	125
CSX Corp.	5.600%	5/1/2017	1,875	1,797
CSX Corp.	6.250%	3/15/2018	300	300
CSX Corp.	7.950%	5/1/2027	325	371
CSX Corp.	6.000%	10/1/2036	6,850	6,354
CSX Corp.	6.150%	5/1/2037	2,500	2,395
FedEx Corp.	3.500%	4/1/2009	1,900	1,857
FedEx Corp.	5.500%	8/15/2009	4,075	4,113
Norfolk Southern Corp.	6.200%	4/15/2009	3,200	3,250
Norfolk Southern Corp.	6.750%	2/15/2011	6,000	6,289
Norfolk Southern Corp.	5.257%	9/17/2014	45	43
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	7,148
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,206
Norfolk Southern Corp.	5.590%	5/17/2025	634	578
Norfolk Southern Corp.	7.800%	5/15/2027	2,495	2,866
Norfolk Southern Corp.	5.640%	5/17/2029	1,405	1,279
Norfolk Southern Corp.	7.250%	2/15/2031	691	762
Norfolk Southern Corp.	7.050%	5/1/2037	13,325	14,298
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,460
Ryder System Inc.	5.950%	5/2/2011	3,375	3,421
Ryder System Inc.	5.850%	3/1/2014	2,000	2,027
Ryder System Inc.	5.850%	11/1/2016	1,950	1,914
Southwest Airlines Co.	6.500%	3/1/2012	8,575	8,846
Southwest Airlines Co.	5.250%	10/1/2014	275	264
Southwest Airlines Co.	5.750%	12/15/2016	3,950	3,827
Southwest Airlines Co.	5.125%	3/1/2017	850	782
2 Southwest Airlines Co.	6.150%	8/1/2022	2,100	2,101
Union Pacific Corp.	7.250%	11/1/2008	3,875	3,975
Union Pacific Corp.	3.625%	6/1/2010	2,040	1,963
Union Pacific Corp.	6.650%	1/15/2011	3,005	3,135
Union Pacific Corp.	6.125%	1/15/2012	200	204
Union Pacific Corp.	6.500%	4/15/2012	2,383	2,466
Union Pacific Corp.	5.450%	1/31/2013	2,750	2,730
Union Pacific Corp.	7.000%	2/1/2016	450	478
Union Pacific Corp.	5.650%	5/1/2017	5,200	5,054
Union Pacific Corp.	6.625%	2/1/2029	1,450	1,469
Union Pacific Railroad Co.	6.176%	1/2/2031	1,575	1,594
2 United Air Lines Inc.	6.636%	7/2/2022	2,675	2,621
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/2011	500	527
Black&Decker Corp.	5.750%	11/15/2016	2,950	2,843
Cooper Industries, Inc.	5.250%	11/15/2012	4,425	4,408
Dover Corp.	4.875%	10/15/2015	2,050	1,941
Dover Corp.	5.375%	10/15/2035	650	588
Rockwell International Corp.	6.700%	1/15/2028	1,275	1,388

				4,333,482

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	6.650%	2/15/2033	2,775	2,761
Alabama Power Co.	5.500%	10/15/2017	3,775	3,724
American Electric Power Co., Inc.	5.375%	3/15/2010	925	929
American Electric Power Co., Inc.	5.250%	6/1/2015	875	842
Arizona Public Service Co.	6.375%	10/15/2011	800	823
Arizona Public Service Co.	5.800%	6/30/2014	725	718
Arizona Public Service Co.	4.650%	5/15/2015	925	850
Arizona Public Service Co.	5.500%	9/1/2035	700	613
Baltimore Gas&Electric Co.	5.900%	10/1/2016	4,250	4,242
Baltimore Gas&Electric Co.	6.350%	10/1/2036	625	620
Bruce Mansfield Unit	6.850%	6/1/2034	12,600	12,804
Carolina Power&Light Co.	6.500%	7/15/2012	1,250	1,311
Carolina Power&Light Co.	5.125%	9/15/2013	405	396
CenterPoint Energy Houston	5.700%	3/15/2013	13,635	13,872
CenterPoint Energy Houston	5.750%	1/15/2014	500	500
CenterPoint Energy Houston	6.950%	3/15/2033	400	428
Cincinnati Gas&Electric Co.	5.700%	9/15/2012	3,425	3,472
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,560
Columbus Southern Power	5.850%	10/1/2035	8,300	7,852
Commonwealth Edison Co.	6.150%	3/15/2012	2,025	2,060
Commonwealth Edison Co.	5.950%	8/15/2016	2,400	2,392
Commonwealth Edison Co.	6.150%	9/15/2017	2,900	2,939
Commonwealth Edison Co.	5.875%	2/1/2033	590	549
Commonwealth Edison Co.	5.900%	3/15/2036	800	745
Connecticut Light&Power Co.	6.350%	6/1/2036	7,500	7,334
Consolidated Edison Co. of New York	5.625%	7/1/2012	375	377
Consolidated Edison Co. of New York	4.875%	2/1/2013	340	330
Consolidated Edison Co. of New York	5.375%	12/15/2015	1,600	1,568
Consolidated Edison Co. of New York	5.500%	9/15/2016	6,200	6,123
Consolidated Edison Co. of New York	5.300%	3/1/2035	2,450	2,126
Consolidated Edison Co. of New York	5.850%	3/15/2036	2,325	2,181
Consolidated Edison Co. of New York	6.200%	6/15/2036	3,575	3,579
Consolidated Edison Co. of New York	6.300%	8/15/2037	5,100	5,140
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	889
Constellation Energy Group, Inc.	7.000%	4/1/2012	1,275	1,346
Constellation Energy Group, Inc.	4.550%	6/15/2015	18,050	16,372
Constellation Energy Group, Inc.	7.600%	4/1/2032	2,390	2,635
Consumers Energy Co.	4.800%	2/17/2009	5,650	5,644
Consumers Energy Co.	5.000%	2/15/2012	2,500	2,465
Consumers Energy Co.	5.375%	4/15/2013	3,575	3,561
Consumers Energy Co.	5.500%	8/15/2016	1,925	1,885
Consumers Energy Co.	5.650%	4/15/2020	1,000	976
Detroit Edison Co.	6.125%	10/1/2010	2,730	2,826
Detroit Edison Co.	5.700%	10/1/2037	1,000	946
Dominion Resources, Inc.	4.750%	12/15/2010	2,225	2,186
Dominion Resources, Inc.	6.250%	6/30/2012	2,790	2,865
Dominion Resources, Inc.	5.150%	7/15/2015	19,050	18,134
Dominion Resources, Inc.	6.300%	3/15/2033	1,675	1,646
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	3,089
Dominion Resources, Inc.	5.950%	6/15/2035	9,925	9,262
2 Dominion Resources, Inc.	6.300%	9/30/2066	2,750	2,733
DTE Energy Co.	7.050%	6/1/2011	1,150	1,213
DTE Energy Co.	6.375%	4/15/2033	275	269
Duke Energy Carolinas	6.100%	6/1/2037	10,725	10,493
Duke Energy Corp.	6.250%	1/15/2012	9,000	9,313
Duke Energy Corp.	6.000%	12/1/2028	1,900	1,849
Duke Energy Corp.	6.450%	10/15/2032	1,500	1,536
El Paso Electric Co.	6.000%	5/15/2035	2,200	2,062
Empresa Nacional Electric	8.350%	8/1/2013	775	868
Energy East Corp.	6.750%	6/15/2012	6,050	6,352
Energy East Corp.	6.750%	7/15/2036	4,275	4,418
Exelon Corp.	6.750%	5/1/2011	500	520
Exelon Corp.	4.900%	6/15/2015	5,200	4,812
Exelon Corp.	5.625%	6/15/2035	300	270
FirstEnergy Corp.	6.450%	11/15/2011	16,950	17,581
FirstEnergy Corp.	7.375%	11/15/2031	9,825	10,786
Florida Power&Light Co.	5.950%	10/1/2033	50	49
Florida Power&Light Co.	5.625%	4/1/2034	4,450	4,162
Florida Power&Light Co.	4.950%	6/1/2035	4,425	3,738
Florida Power&Light Co.	5.400%	9/1/2035	2,400	2,170
Florida Power&Light Co.	6.200%	6/1/2036	5,300	5,399
Florida Power&Light Co.	5.650%	2/1/2037	1,375	1,287
Florida Power&Light Co.	5.850%	5/1/2037	2,450	2,360
Florida Power Corp.	4.500%	6/1/2010	3,825	3,793
Florida Power Corp.	4.800%	3/1/2013	9,175	8,866
Florida Power Corp.	6.350%	9/15/2037	2,450	2,513
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,772
FPL Group Capital, Inc.	5.625%	9/1/2011	3,975	4,017
2 FPL Group Capital, Inc.	6.350%	10/1/2066	2,600	2,477
2 FPL Group Capital, Inc.	6.650%	6/15/2067	3,200	3,072
Georgia Power Co.	5.700%	6/1/2017	825	825
Georgia Power Co.	5.650%	3/1/2037	425	391
Indiana Michigan Power Co.	6.050%	3/15/2037	4,775	4,542
Jersey Central Power&Light	5.625%	5/1/2016	3,575	3,475
4 Jersey Central Power&Light	5.650%	6/1/2017	1,525	1,481
Kansas City Power&Light	6.050%	11/15/2035	2,075	1,970
MidAmerican Energy Co.	5.650%	7/15/2012	3,200	3,267
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,024
MidAmerican Energy Co.	5.950%	7/15/2017	2,375	2,428
MidAmerican Energy Co.	6.750%	12/30/2031	4,750	5,025
MidAmerican Energy Co.	5.750%	11/1/2035	1,700	1,590
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,020	4,080
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,374
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	854
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	27,475	26,733
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	3,725	3,522
4 MidAmerican Energy Holdings Co.	6.500%	9/15/2037	1,750	1,740
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	18,810	20,016
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,027
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	100	97
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	4,000	4,762
Niagara Mohawk Power Corp.	7.750%	10/1/2008	2,700	2,763
NiSource Finance Corp.	7.875%	11/15/2010	6,660	7,149
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,287
NiSource Finance Corp.	5.250%	9/15/2017	1,525	1,411
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,519
Northern States Power Co.	5.250%	7/15/2035	425	385
Northern States Power Co.	6.250%	6/1/2036	3,075	3,205
Northern States Power Co.	6.200%	7/1/2037	3,600	3,714
NStar Electric Co.	4.875%	4/15/2014	2,200	2,110
Ohio Edison	6.400%	7/15/2016	4,650	4,731
Ohio Power Co.	6.000%	6/1/2016	3,975	3,941
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,650	3,706
Oncor Electric Delivery Co.	6.375%	1/15/2015	3,425	3,434
Oncor Electric Delivery Co.	7.000%	9/1/2022	600	615
Oncor Electric Delivery Co.	7.000%	5/1/2032	3,125	3,165
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	4,638
Pacific Gas&Electric Co.	3.600%	3/1/2009	4,800	4,698
Pacific Gas&Electric Co.	4.200%	3/1/2011	5,125	4,962
Pacific Gas&Electric Co.	4.800%	3/1/2014	5,900	5,564
Pacific Gas&Electric Co.	6.050%	3/1/2034	14,600	14,296
Pacific Gas&Electric Co.	5.800%	3/1/2037	7,800	7,379
PacifiCorp	6.900%	11/15/2011	7,600	8,022
PacifiCorp	7.700%	11/15/2031	1,250	1,476
PacifiCorp	5.250%	6/15/2035	50	43
4 Pennsylvania Electric Co.	6.050%	9/1/2017	2,775	2,771
Pepco Holdings, Inc.	6.450%	8/15/2012	6,800	7,023
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,656
PPL Energy Supply LLC	6.400%	11/1/2011	12,350	12,761
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	970
PPL Energy Supply LLC	6.200%	5/15/2016	3,225	3,219
PPL Energy Supply LLC	6.000%	12/15/2036	2,050	1,810
Progress Energy, Inc.	7.100%	3/1/2011	6,686	7,019
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,306
Progress Energy, Inc.	5.625%	1/15/2016	800	779
Progress Energy, Inc.	7.750%	3/1/2031	1,800	2,078
Progress Energy, Inc.	7.000%	10/30/2031	5,650	5,998
PSE&G Power LLC	7.750%	4/15/2011	1,075	1,155
PSE&G Power LLC	6.950%	6/1/2012	17,025	17,900
PSE&G Power LLC	5.500%	12/1/2015	5,500	5,349
PSE&G Power LLC	8.625%	4/15/2031	400	492
PSI Energy Inc.	5.000%	9/15/2013	200	192
PSI Energy Inc.	6.050%	6/15/2016	425	432
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,344
Public Service Co. of Colorado	4.375%	10/1/2008	3,900	3,862
Public Service Co. of Colorado	7.875%	10/1/2012	7,650	8,460
Public Service Co. of Colorado	5.500%	4/1/2014	65	65
Public Service Co. of Colorado	6.250%	9/1/2037	1,050	1,065
Public Service Electric&Gas	5.250%	7/1/2035	325	287
Public Service Electric&Gas	5.800%	5/1/2037	7,825	7,312
Puget Sound Energy Inc.	5.483%	6/1/2035	950	841
Puget Sound Energy Inc.	6.274%	3/15/2037	5,275	5,207
SCANA Corp.	6.875%	5/15/2011	7,825	8,197
South Carolina Electric&Gas Co.	6.625%	2/1/2032	2,750	2,924
South Carolina Electric&Gas Co.	5.300%	5/15/2033	220	197
Southern California Edison Co.	5.000%	1/15/2014	3,450	3,372
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,420
Southern California Edison Co.	5.000%	1/15/2016	2,025	1,925
Southern California Edison Co.	6.000%	1/15/2034	3,025	2,977
Southern California Edison Co.	5.750%	4/1/2035	1,025	975
Southern California Edison Co.	5.350%	7/15/2035	3,825	3,433
Southern California Edison Co.	5.625%	2/1/2036	8,175	7,695
Southern California Edison Co.	5.550%	1/15/2037	9,875	9,111
Southern Co.	5.300%	1/15/2012	2,925	2,933
Southern Power Co.	6.250%	7/15/2012	4,155	4,279
Southern Power Co.	4.875%	7/15/2015	7,925	7,433
Southwestern Electric Power	5.550%	1/15/2017	500	490
Tampa Electric Co.	6.550%	5/15/2036	3,675	3,800
Toledo Edison Co.	6.150%	5/15/2037	400	374
TXU Energy Co.	7.000%	3/15/2013	1,900	2,086
Union Electric Co.	5.400%	2/1/2016	3,950	3,839
Virginia Electric&Power Co.	5.400%	1/15/2016	1,100	1,072
Virginia Electric&Power Co.	6.000%	1/15/2036	5,175	5,010
Virginia Electric&Power Co.	6.000%	5/15/2037	6,275	6,072
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,090
Wisconsin Electric Power Co.	5.700%	12/1/2036	1,025	957
Wisconsin Energy Corp.	6.500%	4/1/2011	4,750	4,921
2 Wisconsin Energy Corp.	6.250%	5/15/2067	1,725	1,609
4 Xcel Energy, Inc.	5.613%	4/1/2017	736	717
Xcel Energy, Inc.	6.500%	7/1/2036	3,600	3,512
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	2,350	2,499
AGL Capital Corp.	6.000%	10/1/2034	150	140
Atmos Energy Corp.	4.000%	10/15/2009	5,175	5,069
Atmos Energy Corp.	4.950%	10/15/2014	2,630	2,472
Boardwalk Pipelines LLC	5.500%	2/1/2017	4,025	3,872
CenterPoint Energy Resources	7.875%	4/1/2013	1,000	1,098
CenterPoint Energy Resources	6.150%	5/1/2016	1,375	1,368
Consolidated Natural Gas	6.250%	11/1/2011	8,800	9,029
Consolidated Natural Gas	5.000%	12/1/2014	5,650	5,334
Duke Capital Corp.	7.500%	10/1/2009	500	522
Duke Capital Corp.	6.250%	2/15/2013	50	52
Duke Capital Corp.	5.500%	3/1/2014	4,450	4,349
Duke Capital Corp.	5.668%	8/15/2014	250	245
Duke Capital Corp.	6.750%	2/15/2032	2,800	2,760
Duke Energy Field Services	7.875%	8/16/2010	4,600	4,901
Duke Energy Field Services	8.125%	8/16/2030	225	255
4 El Paso Natural Gas Co.	5.950%	4/15/2017	2,625	2,564
Enbridge Inc.	5.600%	4/1/2017	375	362
Energy Transfer Partners LP	5.650%	8/1/2012	5,475	5,412
Energy Transfer Partners LP	5.950%	2/1/2015	3,175	3,085
Energy Transfer Partners LP	6.125%	2/15/2017	1,425	1,375
Energy Transfer Partners LP	6.625%	10/15/2036	1,750	1,665
* Enron Corp.	7.625%	9/10/2004	2,000	490
* Enron Corp.	6.625%	11/15/2005	1,375	337
* Enron Corp.	7.125%	5/15/2007	8,646	2,118
* Enron Corp.	6.875%	10/15/2007	8,500	2,083
* Enron Corp.	6.750%	8/1/2009	6,445	1,579
Enterprise Products Operating LP	4.625%	10/15/2009	500	494
Enterprise Products Operating LP	4.950%	6/1/2010	4,475	4,458
Enterprise Products Operating LP	5.600%	10/15/2014	4,600	4,493
Enterprise Products Operating LP	6.300%	9/15/2017	6,150	6,173
Enterprise Products Operating LP	6.875%	3/1/2033	1,775	1,806
Enterprise Products Operating LP	6.650%	10/15/2034	150	150
* HNG Internorth	9.625%	3/15/2006	4,680	1,147
KeySpan Corp.	7.625%	11/15/2010	1,400	1,484
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	1,500	1,559
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	5,925	6,187
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	7,375	7,447
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	4,450	4,251
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,050	1,945
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	259
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	650	624
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	850	862
Magellan Midstream Partners, LP	5.650%	10/15/2016	1,025	996
National Grid PLC	6.300%	8/1/2016	9,800	9,979
ONEOK Inc.	5.200%	6/15/2015	3,500	3,338
ONEOK Inc.	6.000%	6/15/2035	2,800	2,570
ONEOK Partners, LP	5.900%	4/1/2012	4,675	4,734
ONEOK Partners, LP	6.150%	10/1/2016	5,350	5,321
ONEOK Partners, LP	6.650%	10/1/2036	14,700	14,717
ONEOK Partners, LP	6.850%	10/15/2037	5,900	5,944
Plains All American Pipeline LP	6.650%	1/15/2037	1,325	1,315
Reliant Energy Resources	7.750%	2/15/2011	1,000	1,064
San Diego Gas&Electric	5.300%	11/15/2015	2,525	2,471
San Diego Gas&Electric	5.350%	5/15/2035	950	851
Sempra Energy	7.950%	3/1/2010	1,075	1,139
Southern California Gas Co.	5.750%	11/15/2035	1,000	954
4 Southern Natural Gas	5.900%	4/1/2017	16,775	16,233
Southern Union Co.	7.600%	2/1/2024	1,000	1,064
Texas Eastern Transmission	7.000%	7/15/2032	300	323
Texas Gas Transmission	4.600%	6/1/2015	3,175	2,955
Trans-Canada Pipelines	4.000%	6/15/2013	3,725	3,507
Trans-Canada Pipelines	5.600%	3/31/2034	3,230	3,083
Trans-Canada Pipelines	5.850%	3/15/2036	10,250	9,878
2 Trans-Canada Pipelines	6.350%	5/15/2067	4,625	4,423

				884,679

Total Corporate Bonds
(Cost $13,155,416)				13,032,777

Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)

Asian Development Bank	4.125%	9/15/2010	500	495
Asian Development Bank	5.250%	6/12/2017	700	712
Asian Development Bank	5.593%	7/16/2018	2,100	2,172
Bayerische Landesbank	2.875%	10/15/2008	5,100	5,019
Canadian Government	5.250%	11/5/2008	2,175	2,199
Canadian Mortgage&Housing	4.800%	10/1/2010	1,375	1,382
China Development Bank	4.750%	10/8/2014	4,425	4,261
China Development Bank	5.000%	10/15/2015	1,800	1,745
Corp. Andina de Fomento	5.200%	5/21/2013	4,575	4,525
Corp. Andina de Fomento	5.750%	1/12/2017	9,000	8,890
Development Bank of Japan	4.250%	6/9/2015	2,500	2,377
Eksportfinans	4.750%	12/15/2008	12,875	12,827
Eksportfinans	5.500%	5/25/2016	9,775	9,950
Eksportfinans	5.500%	6/26/2017	7,975	8,230
European Investment Bank	5.000%	2/8/2010	3,350	3,370
European Investment Bank	4.000%	3/3/2010	25,925	25,498
European Investment Bank	4.125%	9/15/2010	2,350	2,315
European Investment Bank	4.625%	9/15/2010	7,625	7,645
European Investment Bank	5.250%	6/15/2011	23,600	24,053
European Investment Bank	4.625%	5/15/2014	42,900	42,066
European Investment Bank	4.875%	2/16/2016	625	620
European Investment Bank	5.125%	9/13/2016	2,550	2,569
European Investment Bank	4.875%	1/17/2017	13,125	12,982
^ European Investment Bank	5.125%	5/30/2017	20,350	20,430
European Investment Bank	4.875%	2/15/2036	400	373
Export-Import Bank of Korea	4.500%	8/12/2009	3,900	3,877
Export-Import Bank of Korea	4.625%	3/16/2010	2,450	2,427
Export-Import Bank of Korea	5.125%	2/14/2011	1,000	1,002
Export-Import Bank of Korea	5.125%	3/16/2015	1,075	1,058
Federation of Malaysia	8.750%	6/1/2009	6,500	6,890
Federation of Malaysia	7.500%	7/15/2011	11,100	11,785
Financement Quebec	5.000%	10/25/2012	4,450	4,484
Inter-American Development Bank	5.375%	11/18/2008	5,800	5,880
Inter-American Development Bank	5.625%	4/16/2009	19,100	19,473
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,500
Inter-American Development Bank	4.375%	9/20/2012	3,840	3,789
Inter-American Development Bank	4.250%	9/14/2015	1,900	1,817
Inter-American Development Bank	5.125%	9/13/2016	300	304
Inter-American Development Bank	7.000%	6/15/2025	3,175	3,752
International Bank for Reconstruction&Development	4.125%	6/24/2009	1,725	1,713
International Bank for Reconstruction&Development	4.125%	8/12/2009	600	596
International Bank for Reconstruction&Development	5.000%	4/1/2016	625	624
International Bank for Reconstruction&Development	7.625%	1/19/2023	4,200	5,218
International Bank for Reconstruction&Development	8.875%	3/1/2026	1,050	1,470
International Bank for Reconstruction&Development	4.750%	2/15/2035	775	714
Japan Bank International	4.750%	5/25/2011	2,275	2,294
Japan Finance Corp.	5.875%	3/14/2011	1,025	1,062
Japan Finance Corp.	4.625%	4/21/2015	8,400	8,163
Japan Finance Corp.	5.000%	5/16/2017	5,000	4,933
KFW International Finance Inc.	4.500%	9/21/2009	20,225	20,212
KFW International Finance Inc.	4.875%	10/19/2009	11,000	11,086
Korea Development Bank	3.875%	3/2/2009	2,475	2,446
Korea Development Bank	4.750%	7/20/2009	9,375	9,368
Korea Development Bank	4.625%	9/16/2010	2,675	2,635
Korea Development Bank	5.750%	9/10/2013	9,015	9,317
Korea Electric Power	7.750%	4/1/2013	6,950	7,778
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	25,600	25,642
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	25,500	25,809
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	11,750	11,922
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	9,850	9,741
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	9,375	9,399
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	1,725	1,632
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	11,985	12,047
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	1,925	1,909
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	1,475	1,450
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	750	740
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	3,650	3,750
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	3,925	3,913
Mass Transit Railway Corp.	7.500%	11/8/2010	425	455
Nordic Investment Bank	2.875%	6/15/2009	850	830
Nordic Investment Bank	3.875%	6/15/2010	500	492
Nordic Investment Bank	4.875%	3/15/2011	500	505
Oesterreichische Kontrollbank	4.250%	10/6/2010	400	398
Ontario Hydro Electric	7.450%	3/31/2013	3,175	3,546
Pemex Project Funding Master Trust	7.875%	2/1/2009	19,780	20,354
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,845	2,030
Pemex Project Funding Master Trust	8.000%	11/15/2011	11,125	12,182
Pemex Project Funding Master Trust	7.375%	12/15/2014	385	423
Pemex Project Funding Master Trust	5.750%	12/15/2015	7,925	7,925
Pemex Project Funding Master Trust	8.625%	2/1/2022	7,655	9,435
Pemex Project Funding Master Trust	6.625%	6/15/2035	7,650	7,899
People's Republic of China	7.300%	12/15/2008	2,325	2,392
People's Republic of China	4.750%	10/29/2013	2,125	2,089
Petrobras International Finance	6.125%	10/6/2016	14,325	14,459
Petrobras International Finance	8.375%	12/10/2018	4,000	4,680
Province of British Columbia	5.375%	10/29/2008	5,900	5,942
Province of Manitoba	7.500%	2/22/2010	5,075	5,384
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,023
Province of Ontario	5.500%	10/1/2008	30,575	30,891
Province of Ontario	3.625%	10/21/2009	2,000	1,958
Province of Ontario	5.000%	10/18/2011	12,900	13,028
Province of Ontario	4.750%	1/19/2016	2,200	2,151
Province of Ontario	5.450%	4/27/2016	4,300	4,410
Province of Quebec	5.000%	7/17/2009	23,945	24,034
Province of Quebec	6.125%	1/22/2011	7,335	7,633
Province of Quebec	4.875%	5/5/2014	750	749
Province of Quebec	4.600%	5/26/2015	3,575	3,430
Province of Quebec	5.125%	11/14/2016	20,050	19,871
Province of Quebec	7.125%	2/9/2024	1,230	1,422
Province of Quebec	7.500%	9/15/2029	5,955	7,295
Province of Saskatchewan	7.375%	7/15/2013	1,600	1,779
Quebec Hydro Electric	6.300%	5/11/2011	16,350	17,143
Quebec Hydro Electric	8.000%	2/1/2013	5,200	5,896
Quebec Hydro Electric	7.500%	4/1/2016	1,825	2,088
Quebec Hydro Electric	8.400%	1/15/2022	950	1,228
Quebec Hydro Electric	8.050%	7/7/2024	3,000	3,795
Quebec Hydro Electric	8.500%	12/1/2029	500	673
Region of Lombardy, Italy	5.804%	10/25/2032	3,275	3,368
Republic of Chile	7.125%	1/11/2012	4,075	4,393
Republic of Chile	5.500%	1/15/2013	1,865	1,897
Republic of Hungary	4.750%	2/3/2015	10,525	10,090
Republic of Italy	3.250%	5/15/2009	6,625	6,485
Republic of Italy	6.000%	2/22/2011	12,325	12,790
Republic of Italy	5.625%	6/15/2012	19,125	19,775
Republic of Italy	4.750%	1/25/2016	34,550	33,833
Republic of Italy	5.250%	9/20/2016	5,550	5,622
Republic of Italy	6.875%	9/27/2023	12,950	14,766
Republic of Italy	5.375%	6/15/2033	19,525	19,083
Republic of Korea	4.250%	6/1/2013	14,275	13,679
Republic of Korea	5.625%	11/3/2025	1,750	1,729
Republic of Poland	6.250%	7/3/2012	7,725	8,156
Republic of Poland	5.250%	1/15/2014	770	752
Republic of Poland	5.000%	10/19/2015	3,625	3,571
Republic of South Africa	7.375%	4/25/2012	17,350	18,679
Republic of South Africa	6.500%	6/2/2014	1,025	1,081
Republic of South Africa	5.875%	5/30/2022	4,100	4,020
State of Israel	4.625%	6/15/2013	1,700	1,688
State of Israel	5.500%	11/9/2016	8,875	8,955
Swedish Export Credit Corp.	4.125%	10/15/2008	7,700	7,660
Swedish Export Credit Corp.	4.875%	1/19/2010	2,500	2,522
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,734
Swedish Export Credit Corp.	4.500%	9/27/2010	3,975	3,970
United Mexican States	10.375%	2/17/2009	8,315	8,934
United Mexican States	9.875%	2/1/2010	3,055	3,402
United Mexican States	8.375%	1/14/2011	10,142	11,187
United Mexican States	7.500%	1/14/2012	5,597	6,112
United Mexican States	6.375%	1/16/2013	1,481	1,557
United Mexican States	5.875%	1/15/2014	8,075	8,313
United Mexican States	6.625%	3/3/2015	2,711	2,903
United Mexican States	11.375%	9/15/2016	6,000	8,490
United Mexican States	5.625%	1/15/2017	43,000	43,064
United Mexican States	8.300%	8/15/2031	11,375	14,617
United Mexican States	6.750%	9/27/2034	46,920	51,190

Total Sovereign Bonds
(Cost $1,093,215)				1,097,310

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	15,875	14,925
Illinois (Taxable Pension) GO	5.100%	6/1/2033	41,375	38,756
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,500	5,408
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	4,150	5,011
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	190	178
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	3,485	3,279
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,384
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,250	3,357
Oregon School Board Assn.	4.759%	6/30/2028	2,475	2,222
Oregon School Board Assn.	5.528%	6/30/2028	1,475	1,463
Tobbacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	5,125	4,992
Wisconsin Public Service Rev.	4.800%	5/1/2013	3,025	2,958
Wisconsin Public Service Rev.	5.700%	5/1/2026	3,425	3,421

Total Taxable Municipal Bonds
(Cost $88,483)				88,354

		Shares

Temporary Cash Investment (1.6%)

5 Vanguard Market Liquidity Fund
(Cost $813,078)	5.153%	813,077,859	813,078

Total Investments (100.4%)
(Cost $51,503,627)			51,503,186

Other Assets and Liabilities—Net (-0.4%)			(195,840)

Net Assets (100%)			51,307,346

* Non-income-producing security--security in default.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $347,286,000, representing 0.7% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $51,503,627,000. Net unrealized depreciation of investment securities for tax purposes was $441,000, consisting of unrealized gains of $488,264,000 on securities that had risen in value since their purchase and $488,705,000 in unrealized losses on securities that had fallen in value since their purchase.

The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)(2)	Unrealized Appreciation (Depreciation) ($000)

9/11/2009	WB	52,000	4.632%	(5.725%)	(87)
9/11/2012	LEH	148,000	4.700%	(5.725%)	(1,283)
9/11/2017	LEH	136,775	5.003%	(5.725%)	(2,321)

					(3,691)

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(3)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/2007	BA	25,000	5.074%	(145)
10/31/2007	BA	50,000	5.114%	(690)
10/31/2007	UBS	75,000	5.078%	(432)
10/31/2007	LEH	50,000	5.128%	504
11/30/2007	BA	18,000	5.114%	(249)
11/30/2007	LEH	85,000	5.143%	(1,186)
11/30/2007	LEH	100,000	5.078%	(603)
12/31/2007	WB	150,000	5.078%	(486)
12/31/2007	LEH	50,000	5.078%	(302)
1/31/2008	LEH	150,000	5.096%	(504)
1/31/2008	LEH	50,000	5.078%	(302)
2/29/2008	BA	150,000	5.094%	(2,157)
2/29/2008	LEH	50,000	5.128%	504
3/31/2008	WB	150,000	4.968%	(1,299)
3/31/2008	LEH	50,000	5.128%	504
4/30/2008	BA	100,000	5.114%	993
4/30/2008	BA	75,000	5.154%	1,450
5/31/2008	BA	75,000	5.154%	1,450
6/30/2008	LEH	200,000	4.928%	3,910
Federal Home Loan Mortgage Corp., 6.000% 30-Year
1/31/2008	UBS	134,500	5.125%	1,275
Hybrid ARM Index
3/31/2008	LEH	40,000	5.128%	(68)
4/30/2008	LEH	40,000	5.118%	(68)

				2,099

1 BA-Bank of America, N.A.
   LEH-Lehman Brothers Special Financing Inc.
   UBS-UBS AG
   WB-Wachovia Bank, N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 14, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.